
As Filed with the Securities and Exchange Commission on April 28, 2005
	REGISTRATION NO. 333-74972
811-05846

--------------------------------------------------------------------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


POST-EFFECTIVE AMENDMENT NO. 6

AND

AMENDMENT NO 62


TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ONE SUN LIFE EXECUTIVE PARK

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

--------------------------------------------------------------------------------------------------------------------------------------------

it is proposed that this filing will become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/x/ on April 29, 2005 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485


/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.



PART A

PROSPECTUS


APRIL 29, 2005


MFS REGATTA FLEX II

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following

investment options of the MFS/Sun Life Series Trust (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Blend Equity Funds
MFS/ Sun Life Core Equity - S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/ Sun Life Global Total Return - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life International Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/ Sun Life Strategic Value - S Class	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return - S Class	MFS/ Sun Life New Discovery - S Class
MFS/ Sun Life Value - S Class	Large-Cap Growth Sector Equity Funds
Large-Cap Blend Equity Funds	MFS/ Sun Life Technology - S Class
MFS/ Sun Life Capital Opportunities - S Class	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Emerging Markets Equity - S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Massachusetts Investors Trust	High-Quality Intermediate-Term Bond Funds
- S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Research - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Research International - S Class	Medium-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Emerging Growth - S Class	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life International Growth - S Class	Money Market Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Money Market - S Class
Stock - S Class
MFS/ Sun Life Strategic Growth - S Class


Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS/Sun Life Series Trust.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for further reference. They contain important information about the Contracts and the Funds.


We have filed a Statement of Additional Information dated April 29, 2005 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 49 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.


The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481


TABLE OF CONTENTS

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The MFS/Sun Life Series Trust *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Other Programs *

Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Charges For Optional Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Optional Living Benefit Rider: Secured Returns 2 Benefit *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Benefit *

Withdrawals Under the Secured Returns 2 Benefit *

Cancellation of Under the Secured Returns Benefit *

Revocation of the Secured Returns Benefit *

Step-Up of GLB Amount *

Subsequent Purchase Payments After a Step-Up of GLB Amount *

Renewal of the Secured Returns 2 Benefit *

Refund of Rider Charges Under the AB Plan *

Participant's Death Under the AB Plan *

Participant's Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

The Income Phase -- Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Calculation of 5% Premium Roll-Up Optional Death Benefit *

Appendix E - Calculation of Earnings Enhancement Premier Optional Death Benefit *

Appendix F - Calculation of Earnings Enhancement Premier Plus Optional Death Benefit *

Appendix G - Calculation of Earnings Enhancement Premier with MAV Optional Death Benefit *

Appendix H - Calculation of Earnings Enhancement Premier with 5% Roll-Up Optional Death Benefit *

Appendix I - Secured Returns 2 Benefit Examples *

Appendix J - Secured Returns Benefit *

Appendix K - Condensed Financial Information *


SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Regatta Flex II Variable and Fixed Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make

annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract provides no additional tax deferral benefits to Contracts purchased under Qualified and Retirement Plans. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing optional death benefit riders.


The Accumulation Phase


Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.


Variable Account Options: The Funds

You can allocate your Purchase Payments in one or more of the Sub-Accounts of the Variable Account,

each of which invests in a separate securities portfolio of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment returns on the Funds are not

guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account (1.50% if you are age 76 or older on the Issue Date). We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge

against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for four years.


If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.


If you elect the optional living benefit rider, Secured Returns 2 Benefit, we will assess a quarterly charge equal to 0.125% of your Account Value. In the state of Washington, we assess the charge on Variable Account Value only.


In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.



Optional Living Benefit Rider: Secured Returns 2 Benefit


The Secured Returns 2 Benefit ("Secured Returns 2") guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns 2 Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, or some later date if you choose to "step-up" your GLB amount, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (A step-up of the GLB amount to your current Account Value may be made any time after your fifth Account Anniversary.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for the Benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns 2 Benefit is available only if you are age 84 or younger on the Open Date. If you annuitize, this Benefit terminates. This Benefit may not be available in your state.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.


Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The

amount of the death benefit depends upon your age on the Open Date and whether you choose the

basic death benefit or, for a fee, an optional death benefit rider. The basic death benefit will pay the greatest of your Account Value, your cash Surrender Value (the amount payable on full surrender of your Contract), or your total Purchase Payments (adjusted for withdrawals), all calculated as of your Death Benefit Date. Subject to availability in your state, you may enhance your basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Account Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other amounts are subject to the withdrawal charge. After the end of the fourth Account Year, any amount you withdraw is free of withdrawal charges. In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving

it (or later, if allowed by your state), we will send you, depending upon the laws of your state, either the

full amount of all your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:
Sun Life Assurance Company of Canada (U.S.)
P. O. Box 9133
Wellesley Hills, Massachusetts 02481
Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
	Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

	Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*
	Maximum Fee Per Transfer (currently $0):	$15**
Premium Taxes
	(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Account Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Account Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your Account fourth Account Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses


(as a percentage of net Variable Account assets)**

	Mortality and Expense Risks Charge:	1.50%***
	Administrative Expenses Charge:	0.15%

	Total Variable Account Annual Expenses (without optional benefits):	1.65%

Charges for Optional Features

Maximum Charge for Optional Death Benefit Rider (as a percentage of average daily net assets):	0.40%+

Maximum Charge for Optional Living Benefit Rider (Secured Returns 2) (assessed at a quarterly rate of 0.125% of Account Value):	0.50%++

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.55%++*
*

The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account during the applicable Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

**

All of the Variable Account Annual Expenses, except for the charges for the Optional Living Benefit Rider, are assessed as a percentage of Average daily net Variable Account assets. The charge for the Optional Living Benefit Rider is assessed on a quarterly basis at a rate of 0.125% of total your Account Value (an annual rate of 0.50%) except in the State of Washington where it is assessed on Variable Account Value only.

***

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.45% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

+

The optional death benefit riders are defined under "Death Benefit." These riders are available only if you are younger than age 80 on the Open Date. The charge varies depending upon the rider selected as follows:

Riders Elected	% of Average Daily Net Assets

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

++

If you elect the Optional Living Benefit Rider, you may choose any one of the optional death benefit riders, except EEB Premier Plus. The charge for the Optional Living Benefit can increase at the time of a step-up to an amount equal to the rider fee imposed on newly issued Contracts at the time. If your Optional Living Benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.


The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

	Total Annual Fund Operating Expenses	Minimum	Maximum
	(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
	Prior to any fee waiver or expense reimbursement*	0.83%	1.60%

*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursement arrangements are taken into consideration, fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum

fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example

assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,153	$1,935	$2,165	$4,413

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$427	$1,289	$2,165	$4,413


The fee table and example should not be considered a representation of past or future expenses and

charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown.

The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract

(''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix K.


THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit riders and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.


You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these

variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive

favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.


COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.


We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.


THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively

in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made

by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.


VARIABLE ACCOUNT OPTIONS: THE MFS/SUN LIFE SERIES TRUST


The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number of independent portfolios of securities, each of which has

separate investment objectives and policies. Shares of the Series Fund are issued in a number of investment options (each, a "Fund"), each corresponding to one of the portfolios. Additional portfolios may

be added to the Series Fund which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the accompanying current Series Fund prospectus. You should read the Series Fund prospectus carefully before investing. The statement of additional information of the Series Fund is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available.

In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise

this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease

or increase the value of your Account. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")


THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments


The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million,

or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods

currently available, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.


In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract, the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the

administrative expense charge) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges".


For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market

Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.


     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.


A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."


     Early Withdrawals


If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.


Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

o	you may not make more than 12 transfers in any Account Year;

o	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	at least 30 days must elapse between transfers to and from Guarantee Periods;

o	at least 6 days must elapse between transfers to and from the Sub-Accounts;

o	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

o	we impose additional restrictions on market timers, which are further described below.


These restrictions do not apply to transfers made under any approved Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the

Secured Returns 2 Benefit. (See "Optional Living Benefit Rider:  Secured Returns 2 Benefit.")

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.


There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock

Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will

require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.


     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 6 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of contract values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds reserve the right to refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
o	when a new broker of record is designated for the Contract;

o	when the Participant changes;

o	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

o	when necessary in our view to avoid hardship to a Participant; or

o	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.


Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative service fee, or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."


Other Programs

     Monitoring Service

You may elect, no later than your Issue Date, to participate in the Privacy Guard program offered through Trilegiant Corporation ("Trilegiant"). This program is designed to help you access and monitor personal information that is recorded by national credit reporting agencies, by supplying you with a credit report and providing periodic monitoring of any new activity on you credit accounts. To participate in this program, you must authorize us to release certain information to Trilegiant. This will allow Trilegiant to set up your participation in Privacy Guard. If you elect Privacy Guard, your participation in this program will be free of charge for a period of twelve months from your Issue Date or until you cancel your Contract, if sooner. After the initial twelve-month period, you will be billed directly by Trilegiant for this service. You may terminate your participation in this program at any time. If you surrender your Contract within the first year, your participation in the program will automatically end.

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."


     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select

a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account

under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as

commencing a new dollar-cost averaging program and may be subject to the minimum.


The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.


If you elect an asset allocation program, we automatically rebalance your Purchase Payments among the Sub-Accounts represented in the model you choose. We rebalance your Purchase Payments on a quarterly basis, without further instruction, until we receive notification that you wish to terminate the program or choose a different model. While the asset allocation models may be reviewed and changed from time to time, we will not change your original percentage allocations among the Sub-Accounts in the model you chose, unless you advise us otherwise. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you or whether you wish to change your percentage allocations.



     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.


     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.


     Secured Future Program


Under the Secured Future Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed

the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have

the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal


At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at

our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request;

we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we


calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals


Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual

amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.


Partial withdrawals may affect the death benefit or living benefit amount. In calculating the amount payable under the living benefit or death benefit options, we may reduce the death benefit amount to an amount equal to the death benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Withdrawals Under the Secured Returns 2 Benefit" and "Calculating the Death Benefit.")


If you request a partial withdrawal that would result in your Account Value being reduced to an amount

less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.


     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

o	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	when a SEC order permits us to defer payment for the protection of Participants.


We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in an Account Year is not cumulative. In other words, it will not be carried forward or available for use in future Account Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any Account Year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Account Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of

withdrawal charges. The Withdrawal Charge scale is as follows:


Number of
Account Years
Since Your	Withdrawal
Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Nursing Home Waivers

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:

o	at least one year has passed since your Issue Date,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state; and
o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

o	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or
o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30% if you are age 75 or younger on the Open Date (1.50% if you are age 76 or older on the Open Date). If your initial Purchase Payments or Account Value exceed $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase (This credit is paid out of our general account and is the result of cost savings realized on larger sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.


Charges For Optional Benefit Riders

If you elect the Secured Returns 2 Benefit, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. See "Cost of the Benefit" under "Optional Living Benefit Rider: Secured Returns 2." For Contracts issued in the State of Washington, the charge is assessed on Variable Account Value only.


If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.


% of Average
Rider(s) You Elect*	Daily Net Assets
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                       *As defined below under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of

applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.


In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.


OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 BENEFIT

The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization. Secured Returns 2 may not be available in your state.

If you elect Secured Returns 2 t, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. After your first Account Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 81st birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election back to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.


Tax Issues


If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns 2 Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of Secured Returns 2 might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Returns 2 Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in Secured Returns 2.


Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract

transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds (defined below under "Availability") in which you are invested at that time. Your GLB amount is equal to the sum of

100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%


For examples of how we calculate benefits under the AB Plan, see Examples 1 and 3 in Appendix I. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit.

If you remain in the AB Plan until it matures, you may also be entitled to a refund of charges you paid for the Secured Returns 2 Benefit. (See "Refund of Rider Charges Under the AB Plan.")


Guaranteed Minimum Withdrawal Benefit ("WB") Plan


Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. Once the GLB amount is reduced to zero, the Secured Returns 2 Benefit will expire and no new Purchase Payments will be accepted into the WB Plan. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns 2 Benefit.") Provided any GLB amount is not exhausted, any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments unless your the WB Plan has expired.

For examples of how we calculate benefits under the WB Plan, see Examples 4and 5 in Appendix I.


Availability


Secured Returns 2 is available only if you are age 84 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with any optional death benefit rider other than the EEB Premier Plus rider. Upon annuitization, Secured Returns 2 and any elected optional death benefit rider automatically terminate.

To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

If you purchased the Secured Returns Benefit ("SR1") prior to the later of September 7, 2004, or the date Secured Returns 2 became available for sale in your state, you were given to opportunity to replace SR1 with Secured Returns 2. If you chose to replace your SR1 with Secured Returns 2, the following terms and conditions apply to your Contract:

o	Your GLB amount did not change.

o

Charges for Secured Returns 2 commenced on the first "Account Quarter" (defined below under "Cost of the Benefit") following the date we received your notification to participate in Secured Returns 2 ("Notification Date"), and were be applied on a pro rata basis starting from the Notification Date.

o	All benefits provided under Secured Returns 2 commenced on the Notification Date.

o	Any refund of rider charges (described below) will only be applied to charges paid after the Notification Date. You will not receive any refund of charges paid for SR1.

o

The time period for measuring the duration of your Secured Returns 2 Benefit will be based upon your Contract's Issue Date. For example, if you chose to exchange SR1 for Secured Returns 2 twelve months after your Issue Date, your AB Plan will mature in nine years.

o

If you were participating in the WB Plan on the Notification Date, then you must remain in the WB Plan. If you were participating in the AB Plan on the Notification Date, you may not elect to participate in the WB Plan until after your first Account Anniversary.

Cost of the Benefit

Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in Appendix I.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Account Anniversary. (See "Cancellation of the Secured Returns 2 Benefit.")



Withdrawals Under the Secured Returns 2 Benefit

All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in Appendix I.)


Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year

thereafter. (See Example 7 in Appendix I.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than the GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.


The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.


Under the WB Plan, your Secured Returns 2 benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payments will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 9 and 11 in Appendix I.



Cancellation of Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically canceled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary.



Revocation of the Secured Returns 2 Benefit

Anytime after your 7th Account Anniversary, you may revoke Secured Returns . Once revoked, Secured Returns 2 Benefit may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end..

Step-Up of GLB Amount

After your fifth Account Anniversary, you may elect to increase the GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Account Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB amount if the current Account Value is greater than the current GLB amount. If you are in the AB Plan, you must be less than age 85 on the Step-Up Date. If you are in the WB Plan, you must be less than age 81 on the Step-Up Date.

Following your step-up election, the rider fee may be changed to an amount equal to the Secured Returns 2 fee charged on newly issued Contracts at that time. This fee may be higher than your current Secured Returns 2 fee as set forth below under "Cost of the Benefit." If we are no longer issuing new Contracts with the Secured Returns 2 Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in Appendix I.)

If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of the new GLB amount. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new "maximum WB amount." (See Example 8 in Appendix I.)

At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

Subsequent Purchase Payments After a Step-Up of GLB Amount

Because Purchase Payments, under the WB Plan, are not allowed after your fourth Account Anniversary, you must be participating in the AB Plan to make any Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in Appendix I.)



Renewal of the Secured Returns 2 Benefit

If you elect to participate in the AB Plan and you remain in the Plan until it matures, you may elect to renew your participation in Secured Returns 2, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns 2 Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns 2 Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns 2.

Refund of Rider Charges Under the AB Plan

If your Contract remains in the AB Plan until it "matures" on the later of your 10th Account Anniversary or 10 years from your last Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Returns 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

Participant's Death Under the AB Plan

If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and the date the AB Plan is scheduled to "mature". If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under the "DEATH BENEFIT.") In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

Participant's Death Under the WB Plan

If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In such case, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.


DEATH BENEFIT


If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.


Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of the Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Adjusted Purchase Payments (i.e., Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.


For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which or before your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The Riders are available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.


If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.


     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate or the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on

withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")


Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.


You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:


o	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.
o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Account has been issued within the past 4 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.45% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and

privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.


The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our

Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if allowed by your State, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.



Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

o	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	any required minimum distribution, or

o	any hardship distribution.


Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In

Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the

potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.


     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements



Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.



     Impact of Optional Death Benefit and Optional Living Benefit Riders

Qualified Contracts.   If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 701/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's account balance in order to calculate the RMD amount. The actuarial present value will also be determined as of 12/31 of the prior calendar year. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the account balance for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 account balance. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 account value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 account balance. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election.


You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.


If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns 2 Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns 2 Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns 2 Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See "Withdrawals under the Secured Returns 2 Benefit.") This reduction could significantly reduce the value of the Secured Returns 2 Benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns 2 Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns 2 Benefit.


Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan

of the Secured Returns 2 Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns 2 Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."


Puerto Rico Tax Considerations


The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022

of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus

vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts". You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.


For information regarding the income tax consequences of owning a Contract, you should consult a

qualified tax professional.


ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.


Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2002, 2003, and 2004, approximately $24, 872, $328,462, and $-57,073, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.


PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after

the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized

Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.


The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.


We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


The Company's Annual Report on Form 10-K for the year ended December 31, 2004 filed with the

SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.


The financial statements of the Variable Account for the year ended December 31, 2004 are also included in the SAI.


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


Sun Life Assurance Company of Canada (U.S.)
Calculation of Performance Data
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements


This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional

Information dated April 29, 2005 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Flex II Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable

Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SERIES FUND: MFS/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
	Account	Account	Withdrawal	Withdrawal	Charge	Charge
	Year	Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Account Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Account Year 5, you have passed your fourth Account Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there is a series of four partial withdrawals made during the fourth Account Year of $3,000, $8,000, $12,000, and $22,000.
							Remaining
	Hypothetical	Free		Amount of			Free
	Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
	Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Account	Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year	Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal

1	$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2	$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3	$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals			$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650
(a)

In Account Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Account Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)

Since $4,000 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)

Since $4,000 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

PART 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

     The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

     These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

(2)	The date of surrender is 2 years from the Expiration Date (N = 24).

(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

(4)	The interest earned in the current Account Year is $674.16.

(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

    The MVA factor =    [(1 + I) / (1 + J + b)] ^ (N/12) -1

                                  =     [(1 + .06) / (1 + .08)] ^ (24/12) - 1

                                  =     (.981^ 2) -1

                                  =     .963 -1

                                  =  -  .037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

    The MVA factor         =     [(1 + I) / (1 + J + b)] ^ (N/12) -1

                                          =      [(1 + .06) / (1 + .05)] ^ (24/12) -1

                                          =     (1.010 ^ 2) -1

                                          =     1.019 -1

                                          =     .019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:
The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
 Cash Surrender Value*	=	$ 76,450.00
 Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.
The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
 Cash Surrender Value*	=	$ 56,950.00
 Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the eighth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
 Cash Surrender Value	=	$ 89,950
 Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$112,000
The Death Benefit Amount would therefore	=	$112,000

* Adjusted Purchase Payments can be calculated as follows:

Purchase Payments x (Account Value after withdrawal / Account Value before withdrawal) = $100,000 x ($120,000 / $150,000) = $80,000

** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EARNINGS ENHANCEMENT PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

-- PLUS --
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$ 100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.
The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

-- PLUS --
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
45% of the above amount	=	$ 13,417
Cap of 100% of Adjusted Purchase Payments	=	$ 85,185
The lesser of the above two amounts = the EEB Premier amount	=	$ 13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal/Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX F

CALCULATION OF EARNINGS ENHANCEMENT PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

--PLUS --
The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EARNINGS ENHANCEMENT PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--
The EEB Premier with MAV amount, calculated as follows:
 Account Value before EEB minus Adjusted Purchase Payments	=	$ 35,000
 45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EARNINGS ENHANCEMENT PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 8. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--
The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I


SECURED RETURNS 2 BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2005 with an initial Purchase Payment of $100,000 and you selected the Secured Returns 2 Program. Your initial GLB amount equals your deposit amount of $100,000.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

o	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Low investment performance; no WB election, Step-up elected.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

o	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $150,000 at the cost and terms available to new Owners.

EXAMPLE 3: High investment performance; no WB election, Refund applies.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

o	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
o	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $207,500 at the cost and terms available to new Owners.

EXAMPLE 4: Low investment performance; WB election.
o	Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

o	On December 31, 2014, your GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.
o	These withdrawals of $7,000 continue until the GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates and no renewal is available.

EXAMPLE 5: High investment performance; WB election, Step-up elected.
o	Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.
o

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

o	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.
o	These $7,000 withdrawals continue. On December 31, 2020, the GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.
o

Assume that you withdraw $3,000 on February 12, 2021. At this time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.
o	Assume that you did not elect the WB plan at any time.
o	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
o	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.
o	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $90,000 at the cost and terms available to new Owners.

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.
o

Assume that you elect the WB plan at the beginning of your second Account Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your GLB amount is now $95,000. Assume that your Account Value is now $88,000.
o

Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Account Year, so the maximum WB amount has not been exceeded yet. Your GLB amount is now $90,000. Assume that your Account Value is now $80,000.

o

Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Account Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

o

Because your withdrawals exceeded the maximum WB amount, your GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) / $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 / 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance, Step-up elected.
o

Assume that you elect the WB plan at the beginning of your second Account Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your GLB amount, you may step-up your GLB amount to $124,000. Assume that you do not step-up. Your GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o

Assume that you make a withdrawal of $5,000 on March 3, 2010. Your GLB amount is now $95,000. Assume that your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

o

Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Account Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

o

On January 2, 2011 you begin a new Account Year. Therefore, you can withdraw $8,400 in this new Account Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Account Year. On December 31, 2011, the GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

o	Assume that you continue to withdraw $8,400 each Account Year. On December 31, 2023, the GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.
o

Assume that you withdraw $7,400 on March 12, 2024. At that time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
o	Assume that you did not elect the WB Plan at any time.
o	On June 1, 2010, you deposit an additional $80,000.
o	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]
o	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
o	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000/240,000)].
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $140,000 at the cost and terms available to new Owners.

EXAMPLE 10: Step-up and Sub-deposits under the AB Plan; high investment performance, Step-up elected, Refund applies.
o

Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o	On June 1, 2011, you deposit an additional $80,000.
o

On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

o

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

o	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.
o

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Secured Returns 2 with a new GLB amount of $295,130 at the cost and terms available to new Owners.

EXAMPLE 11: Withdrawals with Sub-deposits under the WB Plan.
o	Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On January 1, 2007, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o	On January 6, 2007, you make an additional deposit of $50,000.
o	Your GLB amount is reset to $143,000 ($93,000 + $50,000).
o	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].
o	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.
o	On January 1, 2008, your GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional deposits and the maximum WB amount is withdrawn annually.
o

Assume that on January 1, 2016, your Account Value is $0. Your GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates and no Secured Returns 2 renewal is available.

EXAMPLE 12: Calculation of Explicit Rider Charges.
o

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

o

On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

o

On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

o

On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.39 ($103,443.69 - $129.30).

o

This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

o

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount equal to the ending January 1, 2015 Account Value at the cost and terms available to new Owners.

APPENDIX J

SECURED RETURNS BENEFIT

Prior to September 7, 2004, an optional living benefit rider, "Secured Returns Benefit," was available on all Contracts. An enhanced optional benefit rider, Secured Returns 2 Benefit ("Secured Returns 2"), became effective on September 7, 2004. It was made available on September 7, 2004, on all Contracts issued in states that had already approved the enhanced rider and as soon thereafter on Contracts issued in other states as those states approved the enhanced rider. For purposes of this appendix, the "date of availability" is the later of September 7, 2004, or the date Secured Returns 2 became available for sale in the state of issuance. On all Contracts issued before the "date of availability", unless the Contract Owner elected to replace Secured Returns with Secured Returns 2 as described in the prospectus under "Availability" under "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 BENEFIT", the following prospectus disclosure is effective:
1.	The section entitled "Optional Living Benefit Rider: Secured Returns 2 Benefit" under the heading "PRODUCT HIGHLIGHTS," is replaced by the following disclosure:

Optional Living Benefit Rider: Secured Returns Benefit

The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. This Benefit may not be available in your state.
2.	The first two tables under the heading "FEES AND EXPENSES," are replaced with the following disclosure:

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Fee Per Transfer (currently $0):	$15**

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Account Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Account Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your Account fourth Account Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.50%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.65%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***
Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.30%****
*

The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account during the applicable Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.45% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

***

The optional death benefit riders are defined under "Death Benefit." These riders are available only if you are younger than age 80 on the Open Date. The charge varies depending upon the rider selected as follows:

Riders Elected	% of Average Daily Net Assets

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
****

If you elect the Optional Living Benefit Rider, the only optional death benefit rider available to you is the EEB Premier rider at a cost of 0.25% of average daily net assets. Therefore, the Total Variable Account Annual Expenses would be equal to the amount shown in the above table. We will continue to deduct the charge for the Option Living Benefit Rider until you annuitize your Contract or your Option Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

3.	Under the heading "EXAMPLE", the current disclosure is replaced with the following disclosure:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purpose of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,130	$1,869	$2,051	$4,206
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$402	$1,218	$2,051	$4,206
4.	The section "Charges for Optional Benefit Riders" under the heading "CONTRACT EXPENSES" is replaced with the following disclosure:

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

Rider(s) You Elect*	% of Average Daily Net Assets

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                       *As defined below under "Optional Death Benefits."
5.	Under the heading "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 BENEFIT," the current disclosure is replaced with the following disclosure:

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage Guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix I below. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix I below.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix I below.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix I below.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix I below.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be cancelled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

6.	"APPENDIX I: SECURED RETURNS 2 BENEFIT EXAMPLES" is replaced with the following Appendix:

APPENDIX I

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000). Assume you make no more withdrawals or deposits and that your Account Value.

o

On January 1, 2013, the Account Value is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Contract Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Contract Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.



APPENDIX K

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year

Bond S Class - Level 1
2004	11.7340	12.2468	231,121
2003	10.8805	11.7340	60,677
2002	10.0000	10.8805	465

Bond S Class - Level 2
2004	11.6921	12.1783	135,316
2003	-	11.6921	93,320
2002	10.0000	-	-

Bond S Class - Level 3
2004	11.6817	12.1612	3,350
2003	-	11.6817	857
2002	10.0000	-	0

Bond S Class - Level 4
2004	11.6503	12.1099	508,818
2003	10.8469	11.6503	223,349
2002	10.0000	10.8469	2,834

Bond S Class - Level 6
2004	11.6085	12.0418	35,547
2003	-	11.6085	12,240
2002	10.0000	-	0

Bond S Class - Level 7
2004	10.1452	10.5185	28,057
2003	-	10.1452	4,162
2002	10.0000	-	0

Capital Appreciation S Class - Level 1
2004	8.9355	9.7551	22,397
2003	7.0642	8.9355	16,188
2002	10.0000	7.0642	2,615

Capital Appreciation S Class - Level 2
2004	8.9036	9.7005	15,234
2003	7.0533	8.9036	15,708
2002	10.0000	7.0533	2,413

Capital Appreciation S Class - Level 4
2004	8.8717	9.6460	16,255
2003	7.0423	8.8717	15,758
2002	10.0000	7.0423	5,756

Capital Opportunities S Class - Level 1
2004	8.7633	9.7174	8,680
2003	6.9468	8.7633	8,596
2002	10.0000	6.9468	398

Capital Opportunities S Class - Level 2
2004	8.7320	9.6630	7,867
2003	6.9361	8.7320	3,809
2002	10.0000	6.9361	813

Capital Opportunities S Class - Level 4
2004	8.7007	9.6087	8,010
2003	6.9253	8.7007	8,746
2002	10.0000	6.9253	181

Emerging Growth S Class - Level 1
2004	8.8792	9.8845	2,522
2003	6.8705	8.8792	2,869
2002	10.0000	6.8705	993

Emerging Growth S Class - Level 2
2004	8.8475	9.8292	18,197
2003	6.8598	8.8475	12,446
2002	10.0000	6.8598	1,567

Emerging Growth S Class - Level 4
2004	8.8158	9.7740	11,271
2003	6.8492	8.8158	9,840
2002	10.0000	6.8492	2,960

Emerging Markets Equity S Class - Level 1
2004	12.5545	15.6982	5,242
2003	-	12.5545	190
2002	10.0000	-	0

Emerging Markets Equity S Class - Level 2
2004	12.5097	15.6105	7,045
2003	-	12.5097	6,662
2002	10.0000	-	0

Emerging Markets Equity S Class - Level 4
2004	12.4649	15.5229	2,445
2003	-	12.4649	2,350
2002	10.0000	-	0

Emerging Markets Equity S Class - Level 6
2004	12.4202	-	0
2003	-	12.4202	4,113
2002	10.0000	-	0

Global Governments S Class - Level 1
2004	-	14.9250	164
2003	-	-	0
2002	10.0000	-	0

Global Governments S Class - Level 2
2004	13.7443	14.8415	4,119
2003	-	13.7443	124
2002	10.0000	-	0

Global Governments S Class - Level 4
2004	13.6951	14.7582	3,073
2003	-	13.6951	3,010
2002	10.0000	-	0

Global Growth S Class - Level 1
2004	10.5861	12.0399	2,344
2003	-	10.5861	2,175
2002	10.0000	-	0

Global Growth S Class - Level 2
2004	10.5484	11.9726	7,805
2003	-	10.5484	2,585
2002	10.0000	-	0

Global Growth S Class - Level 4
2004	10.5106	11.9053	1,349
2003	-	10.5106	232
2002	10.0000	-	0

Global Total Return S Class - Level 1
2004	11.9198	13.7288	10,069
2003	-	11.9198	10,420
2002	10.0000	-	0

Global Total Return S Class - Level 2
2004	11.8773	13.6520	14,936
2003	-	11.8773	12,709
2002	10.0000	-	0

Global Total Return S Class - Level 3
2004	-	13.6329	698
2003	-	-	0
2002	10.0000	-	0

Global Total Return S Class - Level 4
2004	11.8347	13.5754	5,107
2003	-	11.8347	5,054
2002	10.0000	-	0

Global Total Return S Class - Level 6
2004	11.7923	13.4991	388
2003	-	11.7923	151
2002	10.0000	-	0

Government Securities S Class - Level 1
2004	10.8764	11.0989	256,373
2003	10.8339	10.8764	114,906
2002	10.0000	10.8339	1,588

Government Securities S Class - Level 2
2004	10.8376	11.0368	147,946
2003	10.8172	10.8376	131,480
2002	10.0000	10.8172	13,848

Government Securities S Class - Level 3
2004	10.8279	11.0213	2,527
2003	-	10.8279	847
2002	10.0000	-	0

Government Securities S Class - Level 4
2004	10.7988	10.9748	436,021
2003	10.8005	10.7988	233,837
2002	10.0000	10.8005	9,475

Government Securities S Class - Level 6
2004	10.7601	10.9131	29,059
2003	-	10.7601	11,859
2002	10.0000	-	0

Government Securities S Class - Level 7
2004	9.8654	10.0006	7,975
2003	-	9.8654	3,423
2002	10.0000	-	0

High Yield S Class - Level 1
2004	11.9911	12.9239	190,720
2003	10.0385	11.9911	140,825
2002	10.0000	10.0385	4,863

High Yield S Class - Level 2
2004	11.9483	12.8517	101,017
2003	10.0230	11.9483	78,657
2002	10.0000	10.0230	2,113

High Yield S Class - Level 3
2004	11.9376	12.8337	1,127
2003	-	11.9376	317
2002	10.0000	-	0

High Yield S Class - Level 4
2004	11.9055	12.7795	338,931
2003	10.0075	11.9055	242,550
2002	10.0000	10.0075	64,968

High Yield S Class - Level 6
2004	11.8628	12.7077	28,048
2003	-	11.8628	25,780
2002	10.0000	-	0

High Yield S Class - Level 7
2004	10.9231	11.6950	2,338
2003	-	10.9231	1,064
2002	10.0000	-	0

International Growth S Class - Level 1
2004	11.7289	13.7060	5,574
2003	8.6020	11.7289	3,631
2002	10.0000	8.6020	940

International Growth S Class - Level 2
2004	11.6870	13.6294	13,426
2003	8.5887	11.6870	7,782
2002	10.0000	8.5887	1,294

International Growth S Class - Level 3
2004	11.6766	13.6103	183
2003	-	11.6766	192
2002	10.0000	-	0

International Growth S Class - Level 4
2004	11.6452	13.5529	33,763
2003	8.5754	11.6452	19,036
2002	10.0000	8.5754	2,448

International Growth S Class - Level 6
2004	11.6034	13.4767	5,236
2003	-	11.6034	2,901
2002	10.0000	-	0

International Investors Trust S Class - Level 1
2004	11.9299	15.0181	57
2003	-	11.9299	65
2002	10.0000	-	0

International Investors Trust S Class - Level 2
2004	11.8873	14.9341	4,280
2003	-	11.8873	4,497
2002	10.0000	-	0

International Investors Trust S Class - Level 4
2004	11.8447	14.8503	10,427
2003	-	11.8447	11,435
2002	10.0000	-	0

Managed Sectors S Class - Level 1
2004	9.3317	9.7886	2,136
2003	-	9.3317	1,979
2002	10.0000	-	0

Managed Sectors S Class - Level 2
2004	9.2984	9.7338	6,783
2003	7.5691	9.2984	3,812
2002	10.0000	7.5691	127

Managed Sectors S Class - Level 4
2004	9.2651	9.6792	1,193
2003	7.5573	9.2651	1,474
2002	10.0000	7.5573	165

Massachusetts Investors Growth Stock S Class - Level 1
2004	8.8370	9.5234	113,643
2003	7.2994	8.8370	27,957
2002	10.0000	7.2994	835

Massachusetts Investors Growth Stock S Class - Level 2
2004	8.8055	9.4701	64,434
2003	7.2881	8.8055	31,405
2002	10.0000	7.2881	132

Massachusetts Investors Growth Stock S Class - Level 3
2004	8.7976	9.4568	1,959
2003	-	8.7976	286
2002	10.0000	-	0

Massachusetts Investors Growth Stock S Class - Level 4
2004	8.7739	9.4169	324,513
2003	7.2767	8.7739	119,221
2002	10.0000	7.2767	4,752

Massachusetts Investors Growth Stock S Class - Level 6
2004	8.7424	9.3639	27,188
2003	-	8.7424	6,781
2002	10.0000	-	0

Massachusetts Investors Growth Stock S Class - Level 7
2004	11.0988	11.8818	19,951
2003	-	11.0988	739
2002	10.0000	-	0

Massachusetts Investors Trust S Class - Level 1
2004	9.3417	10.2866	18,310
2003	7.7411	9.3417	14,379
2002	10.0000	7.7411	3,012

Massachusetts Investors Trust S Class - Level 2
2004	9.3083	10.2290	25,320
2003	7.7292	9.3083	38,077
2002	10.0000	7.7292	2,786

Massachusetts Investors Trust S Class - Level 3
2004	9.3000	10.2147	236
2003	-	9.3000	235
2002	10.0000	-	0

Massachusetts Investors Trust S Class - Level 4
2004	9.2750	10.1716	38,540
2003	7.7171	9.2750	26,043
2002	10.0000	7.7171	13,846

Massachusetts Investors Trust S Class - Level 6
2004	9.2417	10.1143	7,501
2003	-	9.2417	5,355
2002	10.0000	-	0

Mid Cap Growth S Class - Level 1
2004	7.6988	8.6707	64,365
2003	5.6885	7.6988	31,410
2002	10.0000	5.6885	1,059

Mid Cap Growth S Class - Level 2
2004	7.6713	8.6222	72,915
2003	5.6796	7.6713	48,392
2002	10.0000	5.6796	169

Mid Cap Growth S Class - Level 3
2004	7.6645	8.6101	1,350
2003	-	7.6645	716
2002	10.0000	-	0

Mid Cap Growth S Class - Level 4
2004	7.6438	8.5738	189,783
2003	5.6708	7.6438	92,246
2002	10.0000	5.6708	1,089

Mid Cap Growth S Class - Level 6
2004	7.6164	8.5255	15,335
2003	-	7.6164	13,953
2002	10.0000	-	0

Mid Cap Growth S Class - Level 7
2004	12.1870	13.6347	2,215
2003	-	12.1870	951
2002	10.0000	-	0

Mid Cap Value S Class - Level 1
2004	10.2076	12.2472	39,316
2003	-	10.2076	19,363
2002	10.0000	-	0

Mid Cap Value S Class - Level 2
2004	10.1731	12.1809	33,218
2003	-	10.1731	17,911
2002	10.0000	-	0

Mid Cap Value S Class - Level 3
2004	10.1644	12.1644	611
2003	-	10.1644	501
2002	10.0000	-	0

Mid Cap Value S Class - Level 4
2004	10.1385	12.1148	119,318
2003	-	10.1385	59,148
2002	10.0000	-	0

Mid Cap Value S Class - Level 6
2004	10.1039	12.0488	10,464
2003	-	10.1039	5,898
2002	10.0000	-	0

Mid Cap Value S Class - Level 7
2004	12.3173	14.6807	2,066
2003	-	12.3173	988
2002	10.0000	-	0
Money Market S Class - Level 1
2004	9.8550	9.7675	99,711
2003	-	9.8550	35,388
2002	10.0000	-	0

Money Market S Class - Level 2
2004	9.8199	9.7129	40,860
2003	9.9470	9.8199	37,827
2002	10.0000	9.9470	4,575

Money Market S Class - Level 3
2004	9.8111	9.6993	447
2003	-	9.8111	262
2002	10.0000	-	0

Money Market S Class - Level 4
2004	9.7847	9.6583	169,122
2003	9.9316	9.7847	106,555
2002	10.0000	9.9316	1,941

Money Market S Class - Level 6
2004	9.7496	9.6040	7,551
2003	-	9.7496	2,804
2002	10.0000	-	0

Money Market S Class - Level 7
2004	9.8856	9.7330	2,727
2003	-	9.8856	1,126
2002	10.0000	-	0

New Discovery S Class - Level 1
2004	8.9314	9.4366	30,191
2003	6.7125	8.9314	8,899
2002	10.0000	6.7125	2,156

New Discovery S Class - Level 2
2004	8.8995	9.3838	15,170
2003	6.7021	8.8995	13,154
2002	10.0000	6.7021	1,611

New Discovery S Class - Level 3
2004	8.8915	9.3707	473
2003	-	8.8915	284
2002	10.0000	-	0

New Discovery S Class - Level 4
2004	8.8676	9.3311	27,907
2003	6.6917	8.8676	18,254
2002	10.0000	6.6917	4,210

New Discovery S Class - Level 6
2004	8.8358	9.2786	1,001
2003	-	8.8358	6,214
2002	10.0000	-	0

Research S Class - Level 1
2004	9.0760	10.3338	119,765
2003	-	9.0760	59,998
2002	10.0000	-	0

Research S Class - Level 2
2004	9.0436	10.2760	96,207
2003	7.3554	9.0436	74,741
2002	10.0000	7.3554	65

Research S Class - Level 3
2004	9.0355	10.2616	1,886
2003	-	9.0355	1,394
2002	10.0000	-	0

Research S Class - Level 4
2004	9.0112	10.2183	403,664
2003	7.3440	9.0112	205,147
2002	10.0000	7.3440	2,079

Research S Class - Level 6
2004	8.9788	10.1608	25,481
2003	-	8.9788	12,795
2002	10.0000	-	0

Research S Class - Level 7
2004	11.5224	13.0326	6,877
2003	-	11.5224	3,071
2002	10.0000	-	0

Research Growth and Income S Class - Level 1
2004	9.6364	10.8532	3,730
2003	-	9.6364	1,680
2002	10.0000	-	0

Research Growth and Income S Class - Level 2
2004	9.6020	10.7925	5,173
2003	7.6575	9.6020	5,273
2002	10.0000	7.6575	1,006

Research Growth and Income S Class - Level 3
2004	-	10.7774	878
2003	-	-	0
2002	10.0000	-	0

Research Growth and Income S Class - Level 4
2004	9.5676	10.7319	10,722
2003	7.6456	9.5676	7,745
2002	10.0000	7.6456	82

Research Growth and Income S Class - Level 6
2004	9.5333	10.6715	4,242
2003	-	9.5333	3,593
2002	10.0000	-	0

Research International S Class - Level 1
2004	11.3852	13.5714	126,454
2003	8.6598	11.3852	38,094
2002	10.0000	8.6598	386

Research International S Class - Level 2
2004	11.3446	13.4955	55,784
2003	-	11.3446	32,513
2002	10.0000	-	0

Research International S Class - Level 3
2004	11.3345	13.4766	1,087
2003	-	11.3345	897
2002	10.0000	-	0

Research International S Class - Level 4
2004	11.3039	13.4198	414,901
2003	8.6330	11.3039	184,223
2002	10.0000	8.6330	3,018

Research International S Class - Level 6
2004	11.2634	13.3443	34,176
2003	-	11.2634	13,052
2002	10.0000	-	0

Research International S Class - Level 7
2004	12.6090	14.9308	20,134
2003	-	12.6090	2,625
2002	10.0000	-	0

Strategic Growth S Class - Level 1
2004	9.0724	9.5290	133,677
2003	7.2459	9.0724	36,184
2002	10.0000	7.2459	380

Strategic Growth S Class - Level 2
2004	9.0400	9.4756	83,224
2003	7.2347	9.0400	58,903
2002	10.0000	7.2347	133

Strategic Growth S Class - Level 3
2004	9.0319	9.4624	1,898
2003	-	9.0319	956
2002	10.0000	-	0

Strategic Growth S Class - Level 4
2004	9.0076	9.4225	325,574
2003	7.2235	9.0076	158,112
2002	10.0000	7.2235	847

Strategic Growth S Class - Level 6
2004	8.9753	9.3694	23,660
2003	-	8.9753	11,076
2002	10.0000	-	0

Strategic Growth S Class - Level 7
2004	11.3797	11.8734	4,978
2003	-	11.3797	2,041
2002	10.0000	-	0
Strategic Income S Class - Level 1
2004	11.7280	12.4624	46,779
2003	-	11.7280	12,183
2002	10.0000	-	0

Strategic Income S Class - Level 2
2004	11.6862	12.3926	89,568
2003	10.5641	11.6862	57,991
2002	10.0000	10.5641	91

Strategic Income S Class - Level 3
2004	-	12.3753	710
2003	-	-	0
2002	10.0000	-	0

Strategic Income S Class - Level 4
2004	11.6444	12.3231	17,075
2003	10.5477	11.6444	9,075
2002	10.0000	10.5477	121

Strategic Income S Class - Level 6
2004	11.6026	12.2538	2,199
2003	-	11.6026	803
2002	10.0000	-	0
Strategic Value S Class - Level 1
2004	9.7920	11.3644	4,091
2003	-	9.7920	1,305
2002	10.0000	-	0

Strategic Value S Class - Level 2
2004	9.7589	11.3029	20,461
2003	-	9.7589	16,673
2002	10.0000	-	0

Strategic Value S Class - Level 4
2004	9.7257	11.2415	17,548
2003	7.8014	9.7257	12,100
2002	10.0000	7.8014	2,484

Strategic Value S Class - Level 6
2004	9.6926	11.1803	3,743
2003	-	9.6926	1,874
2002	10.0000	-	0

Technology S Class - Level 1
2004	8.1954	8.2349	3,768
2003	5.7209	8.1954	3,480
2002	10.0000	5.7209	189

Technology S Class - Level 2
2004	8.1661	8.1888	4,114
2003	5.7120	8.1661	2,623
2002	10.0000	5.7120	846

Technology S Class - Level 4
2004	8.1368	8.1428	3,328
2003	5.7031	8.1368	3,827
2002	10.0000	5.7031	108

Technology S Class - Level 6
2004	8.1076	-	0
2003	-	8.1076	5,848
2002	10.0000	-	0

Total Return S Class - Level 1
2004	10.3979	11.3886	858,834
2003	-	10.3979	370,037
2002	10.0000	-	0

Total Return S Class - Level 2
2004	10.3608	11.3249	405,792
2003	9.0168	10.3608	279,858
2002	10.0000	9.0168	23,072

Total Return S Class - Level 3
2004	10.3515	11.3090	30,586
2003	-	10.3515	1,736
2002	10.0000	-	0

Total Return S Class - Level 4
2004	10.3237	11.2613	872,501
2003	9.0028	10.3237	352,240
2002	10.0000	9.0028	15,162

Total Return S Class - Level 6
2004	10.2866	11.1980	107,470
2003	-	10.2866	61,815
2002	10.0000	-	0

Total Return S Class - Level 7
2004	11.0012	11.9698	107,464
2003	-	11.0012	40,243
2002	10.0000	-	0
Utilities S Class - Level 1
2004	10.6655	13.6652	10,517
2003	-	10.6655	8,098
2002	10.0000	-	0

Utilities S Class - Level 2
2004	10.6275	13.5888	24,140
2003	-	10.6275	21,152
2002	10.0000	-	0

Utilities S Class - Level 3
2004	-	13.5698	734
2003	-	-	0
2002	10.0000	-	0

Utilities S Class - Level 4
2004	10.5894	13.5125	7,294
2003	7.9313	10.5894	6,042
2002	10.0000	7.9313	75

Utilities S Class - Level 6
2004	10.5514	13.4365	867
2003	-	10.5514	973
2002	10.0000	-	0

Value S Class - Level 1
2004	10.1485	11.5193	230,500
2003	8.2325	10.1485	85,012
2002	10.0000	8.2325	1,938

Value S Class - Level 2
2004	10.1123	11.4549	139,617
2003	8.2198	10.1123	87,229
2002	10.0000	8.2198	879

Value S Class - Level 3
2004	10.1033	11.4388	7,176
2003	-	10.1033	1,310
2002	10.0000	-	0

Value S Class - Level 4
2004	10.0761	11.3905	645,005
2003	8.2070	10.0761	286,056
2002	10.0000	8.2070	144

Value S Class - Level 6
2004	10.0399	11.3265	45,598
2003	-	10.0399	21,171
2002	10.0000	-	0

Value S Class - Level 7
2004	11.9232	13.4441	23,990
2003	-	11.9232	3,805
2002	10.0000


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

RF30-4573


PART B


APRIL 29, 2005


MFS REGATTA FLEX II

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferral Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Custodian
Independent Registered Public Accounting Firm
Financial Statements


The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the MFS Regatta Flex II Variable and Fixed Annuity Contract (the "Contract") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.)

Variable Account F (the "Variable Account") which is not included in the Prospectus dated April 29, 2005. This Statement of Additional Information should be read in conjunction with the Prospectus, a

copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7215.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

-------------------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.


CALCULATION OF PERFORMANCE DATA

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.30% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.30% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


PERIOD ENDING DECEMBER 31, 2004


Fund	Inception Date	1 yr	5 yr	10 yr	Life
MFS/Sun Life Bond Series S Class	5/5/1998	-4.358	5.613	N/A	4.196
MFS/Sun Life Capital Appreciation Series S Class	11/30/1989	0.033	-11.316	5.151	5.786
MFS/Sun Life Capital Opportunities Series S Class	6/3/1996	1.61	-9.177	N/A	4.694
MFS/Sun Life Core Equity Series S Class	5/12/1997	3.34	-1.814	N/A	2.804
MFS/Sun Life Emerging Growth Series S Class	5/1/1995	2.042	-15.005	N/A	5.513
MFS/Sun Life Emerging Markets Equity Series S Class	6/5/1996	15.678	4.689	N/A	3.45
MFS/Sun Life Global Governments Series S Class	11/30/1989	-0.853	5.672	4.152	4.654
MFS/Sun Life Global Growth Series S Class	11/16/1993	4.439	-5.375	6.757	6.613
MFS/Sun Life Global Total Return Series S Class	11/7/1994	5.874	3.768	7.48	7.36
MFS/Sun Life Government Securities Series S Class	11/30/1989	-6.484	3.96	3.855	4.007
MFS/Sun Life High Yield Series S Class	11/30/1989	-1.24	2.301	4.508	5.457
MFS/Sun Life International Growth Series S Class	6/3/1996	7.544	-0.555	N/A	1.852
MFS/Sun Life International Value Series S Class	10/2/1995	16.518	3.031	N/A	5.648
MFS/Sun Life Managed Sectors Series S Class	11/30/1989	-3.877	-15.465	4.461	5.001
MFS/Sun Life Massachusetts Investors Growth Series S Class	5/6/1998	-1.252	-10.046	N/A	-1.113
MFS/Sun Life Massachusetts Investors Trust Series S Class	10/31/1991	0.895	-4.67	7.598	6.614
MFS/Sun Life Mid Cap Growth Series S Class	8/31/2000	3.336	N/A	N/A	-14.482
MFS/Sun Life Mid Cap Value Series S Class	4/30/2002	10.649	N/A	N/A	4.223
MFS/Sun Life Money Market Series S Class	11/30/1989	-9.166	-0.479	0.78	1.1
MFS/Sun Life New Discovery Series S Class	5/6/1998	-3.181	-4.511	N/A	3.942
MFS/Sun Life Research International Series S Class	5/5/1998	9.875	-1.279	N/A	4.117
MFS/Sun Life Research Series S Class	11/7/1994	4.564	-6.775	6.882	6.602
MFS/Sun Life Strategic Growth Series S Class	11/1/1999	-3.752	-11.122	N/A	-7.31
MFS/Sun Life Strategic Income Series S Class	5/6/1998	-2.628	3.806	N/A	2.844
MFS/Sun Life Strategic Value Series S Class	4/30/2002	6.749	N/A	N/A	1.143
MFS/Sun Life Technology Series S Class	6/16/2000	-7.912	N/A	N/A	-20.069
MFS/Sun Life Total Return Series S Class	11/30/1989	0.359	4.574	8.236	7.293
MFS/Sun Life Utilities Series S Class	11/16/1993	18.744	-1.136	10.435	8.521
MFS/Sun Life Value Series S Class	5/5/1998	4.214	5.485	N/A	5.166

* The Life of Fund calculation for any Fund under a year old is not annualized.

The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

P (l + T) ^ n = ERV
Where:	P =	a hypothetical initial Purchase Payment of $1,000
	T =	Average annual total return for the period
	n =	Number of years
	ERV =	Redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Average Annual Total Return for the stated periods, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.30% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.30% and the Average Annual Total Return would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date such Fund commenced operations ("Fund Inception Date").

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


PERIOD ENDING DECEMBER 31, 2004


Fund	Inception Date	1 yr	3 yr	5 yr	10 yr	Life
MFS/Sun Life Bond Series S Class	5/5/1998	3.233	5.492	5.701	N/A	4.29
MFS/Sun Life Capital Appreciation Series S Class	6/12/1985	8.006	-3.902	-11.158	5.21	7.863
MFS/Sun Life Capital Opportunities Series S Class	6/3/1996	9.71	-2.555	-9.03	N/A	4.765
MFS/Sun Life Core Equity Series S Class	5/12/1997	11.44	1.9	-1.697	N/A	2.893
MFS/Sun Life Emerging Growth Series S Class	5/1/1995	10.142	-3.453	-14.818	N/A	5.574
MFS/Sun Life Emerging Markets Equity Series S Class	6/5/1996	23.778	20.573	4.812	N/A	3.562
MFS/Sun Life Global Governments Series S Class	5/16/1988	7.043	12.219	5.768	4.237	4.69
MFS/Sun Life Global Growth Series S Class	11/16/1993	12.539	5.119	-5.235	6.824	6.684
MFS/Sun Life Global Total Return Series S Class	11/7/1994	13.974	10.07	3.872	7.549	7.433
MFS/Sun Life Government Securities Series S Class	6/12/1985	0.922	2.288	4.048	3.934	4.707
MFS/Sun Life High Yield Series S Class	6/12/1985	6.622	7.92	2.406	4.586	5.324
MFS/Sun Life International Growth Series S Class	6/3/1996	15.644	10.173	-0.431	N/A	1.959
MFS/Sun Life International Value Series S Class	10/2/1995	24.618	14.039	3.146	N/A	5.741
MFS/Sun Life Managed Sectors Series S Class	5/27/1988	3.756	-3.16	-15.281	4.521	7.084
MFS/Sun Life Massachusetts Investors Growth Series S Class	5/6/1998	6.609	-3.699	-9.899	N/A	-1.013
MFS/Sun Life Massachusetts Investors Trust Series S Class	11/14/1986	8.943	-0.16	-4.546	7.652	7.284
MFS/Sun Life Mid Cap Growth Series S Class	8/31/2000	11.436	-8.497	N/A	N/A	-14.27
MFS/Sun Life Mid Cap Value Series S Class	4/30/2002	18.749	N/A	N/A	N/A	6.727
MFS/Sun Life Money Market Series S Class	8/29/1985	-1.993	-1.91	-0.381	0.87	1.785
MFS/Sun Life New Discovery Series S Class	5/6/1998	4.512	-3.882	-4.39	N/A	4.028
MFS/Sun Life Research International Series S Class	5/5/1998	17.975	9.729	-1.152	N/A	4.217
MFS/Sun Life Research Series S Class	11/7/1994	12.664	-0.08	-6.637	6.939	6.665
MFS/Sun Life Strategic Growth Series S Class	11/1/1999	3.892	-4.368	-10.969	N/A	-7.157
MFS/Sun Life Strategic Income Series S Class	5/6/1998	5.113	6.406	3.902	N/A	2.946
MFS/Sun Life Strategic Value Series S Class	4/30/2002	14.849	N/A	N/A	N/A	3.765
MFS/Sun Life Technology Series S Class	6/16/2000	-0.631	-9.724	N/A	N/A	-19.831
MFS/Sun Life Total Return Series S Class	5/11/1988	8.36	4.206	4.666	8.298	7.709
MFS/Sun Life Utilities Series S Class	11/16/1993	26.844	7.541	-1.01	10.49	8.589
MFS/Sun Life Value Series S Class	5/5/1998	12.314	4.798	5.576	N/A	5.257

* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total

Return," without the deduction of any Contract fees. All other charges are deducted. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus

optional death benefit rider for total maximum insurance charges of 2.30% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.30% and the Average Annual Total Return would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


PERIOD ENDING DECEMBER 31, 2004


Fund	Inception Date	1 yr	5 yr	10 yr	Life
MFS/Sun Life Bond Series S Class	5/5/1998	-4.358	5.613	N/A	4.196
MFS/Sun Life Capital Appreciation Series S Class	6/12/1985	0.033	-11.316	5.151	7.823
MFS/Sun Life Capital Opportunities Series S Class	6/3/1996	1.61	-9.177	N/A	4.694
MFS/Sun Life Core Equity Series S Class	5/12/1997	3.34	-1.814	N/A	2.804
MFS/Sun Life Emerging Growth Series S Class	5/1/1995	2.042	-15.005	N/A	5.513
MFS/Sun Life Emerging Markets Equity Series S Class	6/5/1996	15.678	4.689	N/A	3.45
MFS/Sun Life Global Governments Series S Class	5/16/1988	-0.853	5.672	4.152	4.619
MFS/Sun Life Global Growth Series S Class	11/16/1993	4.439	-5.375	6.757	6.613
MFS/Sun Life Global Total Return Series S Class	11/7/1994	5.874	3.768	7.48	7.36
MFS/Sun Life Government Securities Series S Class	6/12/1985	-6.484	3.96	3.855	4.646
MFS/Sun Life High Yield Series S Class	6/12/1985	-1.24	2.301	4.508	5.264
MFS/Sun Life International Growth Series S Class	6/3/1996	7.544	-0.555	N/A	1.852
MFS/Sun Life International Value Series S Class	10/2/1995	16.518	3.031	N/A	5.648
MFS/Sun Life Managed Sectors Series S Class	5/27/1988	-3.877	-15.465	4.461	7.041
MFS/Sun Life Massachusetts Investors Growth Series S Class	5/6/1998	-1.252	-10.046	N/A	-1.113
MFS/Sun Life Massachusetts Investors Trust Series S Class	11/14/1986	0.895	-4.67	7.598	7.23
MFS/Sun Life Mid Cap Growth Series S Class	8/31/2000	3.336	N/A	N/A	-14.482
MFS/Sun Life Mid Cap Value Series S Class	4/30/2002	10.649	N/A	N/A	4.223
MFS/Sun Life Money Market Series S Class	8/29/1985	-9.166	-0.479	0.78	1.707
MFS/Sun Life New Discovery Series S Class	5/6/1998	-3.181	-4.511	N/A	3.942
MFS/Sun Life Research International Series S Class	5/5/1998	9.875	-1.279	N/A	4.117
MFS/Sun Life Research Series S Class	11/7/1994	4.564	-6.775	6.882	6.602
MFS/Sun Life Strategic Growth Series S Class	11/1/1999	-3.752	-11.122	N/A	-7.31
MFS/Sun Life Strategic Income Series S Class	5/6/1998	-2.628	3.806	N/A	2.844
MFS/Sun Life Strategic Value Series S Class	4/30/2002	6.749	N/A	N/A	1.143
MFS/Sun Life Technology Series S Class	6/16/2000	-7.912	N/A	N/A	-20.069
MFS/Sun Life Total Return Series S Class	5/11/1988	0.359	4.574	8.236	7.654
MFS/Sun Life Utilities Series S Class	11/16/1993	18.744	-1.136	10.435	8.521
MFS/Sun Life Value Series S Class	5/5/1998	4.214	5.485	N/A	5.166

* The Life of Fund calculation for any Fund under a year old is not annualized.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company may illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S OR THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998 the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF THE INVESTMENT OPTIONS THEREUNDER. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax-deferral charts, we will observe these general principles:
o	The assumed rate of earnings will be realistic.
o	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
o	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
o	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00005675 (the daily equivalent of the current maximum charge of 2.05% on an annual basis) gives a net investment factor of 1.00321836. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6114413 (14.5645672 X 1.00321836).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846153 (12.3456789 X 1.00323787 (the Net Investment Factor (based on the daily equivalent of maximum annuity phase charge of 1.45% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846153. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846153).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 18, 2005, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 141, Business Combinations, effective December 31, 2003, American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective October 1, 2003, and FASB Interpretation No 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 (Revised), described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report dated April 28, 2005 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account F expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Revenues
Premiums and annuity considerations	$ 58,820	$ 60,518	$ 43,574
Net investment income	1,134,257	1,208,750	1,185,210
Net derivative loss	(98,419)	(203,200)	(159,285)
Net realized investment gains (losses)	96,074	134,085	(38,966)
Fee and other income	357,011	319,596	390,691

Total revenues	1,547,743	1,519,749	1,421,224

Benefits and expenses
Interest credited	673,442	783,999	704,690
Interest expense	128,522	120,905	106,043
Policyowner benefits	141,377	201,248	221,162
Other operating expenses	214,495	184,472	237,797
Amortization of deferred acquisition costs and value of business acquired	82,876	98,398	251,513

Total benefits and expenses	1,240,712	1,389,022	1,521,205

Income (loss) before income tax expense (benefit), minority interest and cumulative effect of change in accounting principles	307,031	130,727	(99,981)

Income tax expense (benefit):
Federal	71,352	27,366	(59,449)
State	(98)	823	1,265
Income tax expense (benefit)	71,254	28,189	(58,184)

Net income (loss) before minority interest and cumulative
effect of change in accounting principles	235,777	102,538	(41,797)

Minority interest share of income	5,561	-	-

Net income (loss) before cumulative effect of change in accounting principles	230,216	102,538	(41,797)

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	(8,940)	(7,547)	-

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2004	2003
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,207,312 and $16,338,241 in 2004 and 2003, respectively)	$ 16,692,987	$ 16,858,414
Trading fixed maturities at fair value (amortized cost of $1,408,618 and $1,434,654 in 2004 and 2003, respectively)	1,491,028	1,527,619
Subordinated note from affiliate held-to-maturity (fair value of $689,132 and $699,069 in 2004 and 2003, respectively)	600,000	600,000
Short-term investments	23,957	24,662
Mortgage loans	1,465,896	972,102
Derivative instruments - receivable	566,401	403,437
Limited partnerships	304,809	330,562
Real estate	168,139	84,421
Policy loans	696,305	692,887
Other invested assets	791,541	60,837
Cash and cash equivalents	552,949	558,185
Total investments	23,354,012	22,113,126

Accrued investment income	279,679	285,224
Deferred policy acquisition costs	1,147,181	889,601
Value of business acquired	24,130	22,391
Goodwill	701,451	710,202
Receivable for investments sold	21,213	37,049
Reinsurance receivable	1,928,365	1,978,031
Other assets	111,131	129,458
Separate account assets	19,120,381	17,509,294

Total assets	$ 46,687,543	$ 43,674,376

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,846,238	$ 18,329,570
Future contract and policy benefits	721,135	716,819
Payable for investments purchased	284,511	261,673
Accrued expenses and taxes	95,655	80,453
Deferred federal income taxes	64,610	18,897
Long-term debt	33,500	40,500
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,697,348	1,741,962
Derivative instruments - payable	228,774	248,272
Other liabilities	1,010,006	224,769
Separate account liabilities	19,120,381	17,509,294

Total liabilities	43,734,984	40,805,035

Commitments and contingencies - Note 18
Minority interest	5,561	-

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2004 and 2003	$ 6,437	$ 6,437
Additional paid-in capital	2,131,888	2,071,888
Accumulated other comprehensive income	180,638	227,681
Retained earnings	628,035	563,335

Total stockholder's equity	2,946,998	2,869,341

Total liabilities and stockholder's equity	$ 46,687,543	$ 43,674,376

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)
Other comprehensive income (loss)
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	23,103	158,442	208,297
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(70,146)	(179,672)	34,767

Other comprehensive (loss) income	(47,043)	(21,230)	243,064

Comprehensive income	$ 174,233	$ 73,761	$ 201,267

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2001 - Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064
Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income				221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss			(47,043)		(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 221,276	$ 94,991	$ (41,797)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income to minority interest	5,561	-	-
Amortization (accretion) of discount and premiums	82,123	112,761	58,246
Amortization of DAC and VOBA	82,876	98,398	251,513
Depreciation and amortization	3,025	1,730	1,876
Non cash derivative activity	(18,690)	144,091	231,131
Net realized (gains) losses on investments	(96,074)	(134,085)	38,966
Net losses (gains) on trading investments	7,237	(63,573)	(111,740)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(58,981)	15,789	17,186
Interest credited to contractholder deposits	671,101	781,834	701,505
Deferred federal income taxes (benefits)	72,648	43,029	(44,316)
Cumulative effect of change in accounting principles, net of tax	8,940	7,547	-
Changes in assets and liabilities:
Deferred acquisition costs	(346,996)	(263,762)	(288,463)
Accrued investment income	5,545	(28,655)	(5,038)
Future contract and policy benefits	(42,530)	(854)	25,584
Other, net	211,882	127,056	(31,505)
Net sales (purchases) of trading fixed maturities	27,801	(60,321)	(369,794)
Net cash provided by operating activities	836,744	875,976	433,354

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	10,472,377	13,004,400	11,137,476
Net cash from sale of subsidiary	39,687	1,500	3,331
Other invested assets	144,145	127,944	152,512
Mortgage loans	205,740	339,735	234,191
Real estate	-	14,275	6,036
Purchases of:
Available-for-sale fixed maturities	(10,367,260)	(13,414,490)	(12,867,827)
Other invested assets	(910,784)	(4,926)	(233,255)
Mortgage loans	(698,776)	(338,627)	(249,867)
Real estate	(86,743)	(16,153)	(3,634)
Changes in other investing activities, net	728,637	5,100	(8,109)
Net change in policy loans	(3,418)	(10,858)	(3,406)
Net change in short-term investments	705	153,355	(81,713)

Net cash used in investing activities	$ (475,690)	$ (138,745)	$ (1,914,265)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,552,431	$ 2,461,677	$ 3,627,924
Withdrawals from contractholder deposit funds	(2,867,815)	(3,411,004)	(3,116,836)
Net cash of SCA	(2,910)	-	-
Issuance of long-term debt	-	-	460,000
Net change in securities lending	-	-	(1,152,861)
Dividends paid to stockholder	(150,000)	-	-
Additional capital contributed	60,000	-	100,000
Other, net	42,004	(145,258)	149,967
Net cash provided by (used) in financing activities	(366,290)	(1,094,585)	68,194

Net change in cash and cash equivalents	(5,236)	(357,354)	(1,412,717)

Cash and cash equivalents, beginning of year	558,185	915,539	2,328,256

Cash and cash equivalents, end of year	$ 552,949	$ 558,185	$ 915,539

Supplemental Cash Flow Information
Interest paid	$ 120,195	$ 118,302	$ 107,358

Supplemental Schedule of non-cash investing and financing activities

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs"). As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million and other invested assets decreased by $0.6 million in a non-cash transaction.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, Telephone (781) 237-6030. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICS"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2004, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs") and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

The impact of the merger with Keyport decreased net income by $22.6 million for the year ended December 31, 2002.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2004, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC, Sun Parkaire Landing LLC, 7101 France Avenue Manager LLC and Independence Life and Annuity Company ("Independence Life").

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership") and as a result, the Partnership is consolidated with the results of the Company. In addition, the Company consolidates certain investments in VIEs. The consolidation of the VIEs requires the Company to report the minority interest relating to the equity ownership not controlled by the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC is an inactive subsidiary. SPE 97-I was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

The consolidated financial statements have been restated to reflect a reclassification of bank overdrafts of $44.7 million and $190.0 million as of December 31, 2003 and 2002, respectively.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICS, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred policy acquisition costs ("DAC") for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $172.9 million and $132.3 million at December 31, 2004 and 2003, respectively, to reflect the unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

Value of business acquired ("VOBA") represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $48.2 million and $54.8 million at December 31, 2004 and 2003, respectively, to account for the unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2004 and concluded that these assets were not impaired.

In 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($5.1 million) that are not subject to amortization and approximately $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the year ended December 31, 2004, the Company will participate in the consolidated federal income tax return with an affiliate, SLC - US Ops Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments. For the 2003 tax year, as in prior years, SLUS participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003 and 2002, Keyport filed a separate consolidated return with an affiliate, Independence Life.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company's interest in its separate accounts as investments.

Effect of Adoption

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

In October 2004, the AICPA issued a technical bulletin on financial accounting and reporting issues related to SOP 03-1. Upon adoption of the guidance in the technical bulletin, the Company restated the amount of the cumulative effect of change in accounting principal in the accompanying financial statements from the amount previously reported in earlier quarters ($0.9 million). The previously reported 2004 quarterly financial information has also been restated in Item 8 of this Form 10-K to reflect the implementation of the technical bulletin provisions.

Liabilities for contract guarantees

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The following summarizes the reserve for the guaranteed minimum death benefit and income benefit at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	50,502	-	50,502
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,421	$ 30,734

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees will be re-evaluated periodically, and adjustments will be made to the liability balance through a charge or credit to policyowner benefits.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recognized at fair value through earnings. The guaranteed minimum accumulation or withdrawal benefit was a $0.6 and $2.8 million receivable at January 1, 2004 and December 31, 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Other Accounting Pronouncements

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

On November 29, 2004, the AICPA issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements." The proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The proposed SOP is effective for fiscal years beginning after December 15, 2005. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

The Company does have a greater than or equal to 20% involvement in 10 VIEs at December 31, 2004. The Company is a creditor in 7 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $62.8 million at December 31, 2004. The notes mature between August 2005 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities include a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated VIEs and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc., for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF. Total net loss of SLD for the year ended December 31, 2002 was $4.8 million. Effective January 1, 2005, MFSLF changed its name to Sun Life Financial Distributors, Inc. ("SLFD").

On October 9, 2002, Keyport Benefit Life Insurance Company, which was a wholly-owned subsidiary of Keyport, merged with and into SLNY, with SLNY as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $24.4 million in 2004, $73.3 million in 2003, and $64.4 million in 2002.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.8 million, $21.3 million and $24.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $11.8 million, $11.8 million, and $11.7 million in 2004, 2003 and 2002, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003 or 2002.

On December 31, 2004 and September 24, 2002, the Company received a $60.0 million and a $100.0 million capital contribution, respectively, from its parent, SLC - U.S. Ops Holdings.

In 2004, the Company became a participant in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value is the fair market value of an equal number of common shares of SLF stock. As of December 31, 2004, the Company incurred expenses of $4.1 million.

In 2004, the Company became a participant in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. As of December 31, 2004, the Company incurred expenses of $0.3 million relating to PSUs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. Total interest paid was $26.5 million for the years ended December 31, 2004 and 2003, respectively, and $11.5 million for the year ended December 31, 2002. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, all United States employees of SLOC became employees of the Company. As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $136.8 million, $152.2 million and $135.1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

At December 31, 2004 and 2003, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2004, 2003 and 2002, respectively.

In 2004 and 2003, the Company purchased a total of $140 million in promissory notes from MFS. These promissory notes are included with fixed maturities available-for-sale in the financial statements. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the periods ended December 31, 2004 and 2003 was $4.0 million and $0.6 million, respectively.

During the years ended December 31, 2004 and 2003, the Company paid $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, SLFD, formerly known as MFSLF.

During the years ended December 31, 2004, 2003 and 2002, the Company paid $45.1 million, $64.5 million and $79.4 million, respectively, in commission fees to Independence Financial Marketing Group, Inc., an affiliate.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2004 (in 000's):

Type	Principal	Maturity	Rate

Surplus	$ 150,000	12/15/27	6.150%
Surplus	150,000	12/15/15	7.250%
Surplus	7,500	12/15/15	6.125%
Surplus	7,500	12/15/27	6.150%
Promissory	80,000	06/30/12	5.710%
Promissory	380,000	06/30/12	5.760%
Surplus	250,000	11/06/27	8.625%
	$ 1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

	December 31, 2004
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000
Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013
Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2004

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 654,144

$ 659,961

Due after one year through five years

3,032,715

3,108,642

Due after five years through ten years

4,304,931

4,486,115

Due after ten years

2,965,148

3,115,431

Subtotal - Maturities available-for-sale

10,956,938

11,370,149

Asset-backed securities

5,250,374

5,322,838

Total Available-for-sale

$ 16,207,312

$ 16,692,987

Maturities of trading fixed securities:

Due in one year or less

$ 103,747

$ 105,563

Due after one year through five years

432,522

458,748

Due after five years through ten years

497,186

528,518

Due after ten years

253,434

273,094

Subtotal - Maturities of trading

1,286,889

1,365,923

Asset-backed securities

121,729

125,105

Total Trading

$ 1,408,618

$ 1,491,028

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 689,132

Gross gains of $152.5 million, $196.4 million and $163.4 million and gross losses of $45.4 million, $44.9 million and $134.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2004, 2003 and 2002, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $18.6 million at December 31, 2004 and 2003, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $91.1 million and $126.2 million at December 31, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

As of December 31, 2004 and 2003, 95.7% and 93.7%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2004, 2003 and 2002, the Company incurred realized losses totaling $32.5 million, $62.8 million and $95.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2004, 2003 and 2002, $17.3 million, $4.7 million and $1.6 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has discontinued accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $7.0 million, $10.1 million and $2.5 million during 2004, 2003 and 2002, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 30,787

$ (461)

$ 23,104

$ (1,188)

$ 53,891

$ (1,649)

Capital Goods

119,885

(938)

14,733

(491)

134,618

(1,429)

Communications

196,250

(4,153)

83,702

(3,658)

279,952

(7,811)

Consumer Cyclical

221,428

(2,478)

10,620

(457)

232,048

(2,935)

Consumer Noncyclical

60,192

(367)

-

-

60,192

(367)

Energy

26,575

(372)

7,100

(339)

33,675

(711)

Finance

693,913

(8,606)

146,825

(5,539)

840,738

(14,145)

Industrial Other

95,881

(938)

20,346

(584)

116,227

(1,522)

Technology

25,431

(569)

-

-

25,431

(569)

Transportation

39,596

(367)

95,630

(9,182)

135,226

(9,549)

Utilities

209,995

(1,965)

33,919

(697)

243,914

(2,662)

Total Corporate

1,719,933

(21,214)

435,979

(22,135)

2,155,912

(43,349)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,358,934

(11,026)

283,699

(22,534)

1,642,633

(33,560)

Foreign Government & Agency Securities

2,459

(21)

-

-

2,459

(21)

U.S. Treasury & Agency Securities

233,308

(1,174)

-

-

233,308

(1,174)

Total Non-Corporate

1,594,701

(12,221)

283,699

(22,534)

1,878,400

(34,755)

Grand Total

$ 3,314,634

$ (33,435)

$ 719,678

$ (44,669)

$ 4,034,312

$ (78,104)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

6

2

8

Capital Goods

6

6

12

Communications

18

11

29

Consumer Cyclical

20

1

21

Consumer Noncyclical

8

0

8

Energy

4

2

6

Finance

62

14

76

Industrial Other

5

3

8

Technology

1

0

1

Transportation

36

31

67

Utilities

15

7

22

Total Corporate

181

77

258

Non-Corporate

Asset Backed and Mortgage Backed Securities

278

91

369

Foreign Government & Agency Securities

2

0

2

U.S. Treasury & Agency Securities

27

0

27

Total Non-Corporate

307

91

398

Grand Total

488

168

656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2004

2003

Total mortgage loans

$ 1,465,896

$ 972,102

Real estate:

Held-for-sale

628

628

Held for production of income

167,511

83,793

Total real estate

$ 168,139

$ 84,421

Accumulated depreciation on real estate was $19.1 million and $16.3 million at December 31, 2004 and 2003, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $16.5 million and $19.5 million at December 31, 2004 and 2003, respectively, against which there are allowances for losses of $7.6 million and $6.4 million, respectively.

The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2004

Mortgage loans

$ 6,365

$ 1,530

$ (249)

$ 7,646

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2004

2003

Property Type:

Office building

$ 620,273

$ 428,312

Residential

89,831

27,427

Retail

619,021

356,080

Industrial/warehouse

237,020

181,195

Other

75,536

69,874

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4.   INVESTMENTS (CONTINUED)

2004

2003

Geographic region:

Arizona

$ 45,753

$ 32,083

California

137,387

77,832

Colorado

33,096

15,015

Connecticut

32,973

34,177

Delaware

15,847

13,025

Florida

116,327

86,922

Georgia

78,360

39,681

Illinois

10,473

2,100

Indiana

16,203

17,962

Kentucky

15,015

7,224

Louisiana

21,531

23,578

Maryland

57,323

42,934

Massachusetts

137,535

135,722

Michigan

8,719

21,614

Minnesota

46,341

6,539

Missouri

32,323

11,250

Nebraska

5,368

5,554

Nevada

8,055

6,980

New Jersey

31,943

21,482

New Mexico

7,633

4,600

New York

232,312

121,069

North Carolina

39,831

30,362

Ohio

93,896

46,478

Oregon

6,391

5,225

Pennsylvania

102,767

85,474

Tennessee

26,714

19,388

Texas

136,237

34,342

Utah

28,528

20,921

Virginia

18,378

17,466

Washington

68,389

59,441

All other

30,033

16,448

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

At December 31, 2004, scheduled mortgage loan maturities were as follows:

2005

$ 12,178

2006

15,550

2007

66,391

2008

48,625

2009

47,870

Thereafter

1,275,282

Total

$ 1,465,896

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $54.0 million and $126.8 million at December 31, 2004 and 2003, respectively.

During 2004, 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions.  The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $3.0 million, $24.6 million and $4.5 million for its 2004, 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

Exeter I/O's

Fairfield I/O's

Prepayment speed

-

-

Weighted average life in years

5.72-5.92

2.89-8.74

Expected credit losses

-

-

Residual cash flows discount rate

4.80%-4.84%

4.43%-5.28%

Treasury rate interpolated for average life

3.35%-3.39%

3.18%-4.03%

Spread over treasuries

1.45%

1.25%

Duration in years

6.64-10.14

1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Exeter I/O's

Fairfield I/O's

Amortized cost of retained

Interests

$ 897

$ 1,360

Fair value of retained interests

1,031

1,535

Weighted average life in years

6.06-9.56

1.45-4.92

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

1,030

1,534

Fair value of retained interest as a result of a .30% of adverse change

1,030

1,533

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

1,015

1,522

Fair value of retained interest as a result of a 20% of adverse change

1,012

1,518

The outstanding principal amount of the securitized commercial mortgage loans was $18.7 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

-

-

-

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

-

-

-

Residual cash flows discount rate

5.65%

5.77%

5.92%

Treasury rate interpolated for average life

4.37%

4.39%

4.40%

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,664

$ 2,404

$ 2,443

Fair value of retained interests

12,122

2,735

2,780

Weighted average life in years

19.68

19.76

19.87

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,116

2,733

2,778

Fair value of retained interest as a result of a .30% of adverse change

12,112

2,732

2,777

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,662

2,629

2,672

Fair value of retained interest as a result of a 20% of adverse change

11,225

2,528

2,570

The outstanding principal amount of the securitized commercial mortgage loans was $417.8 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

-

-

-

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,370

$ 1,133

$ 1,614

Fair value of retained interests

2,605

1,245

1,777

Weighted average life in years

3.85

4.02

4.88

Expected Credit Losses

 Fair value of retained interest as a result of a .20% of adverse change

2,604

1,245

1,756

 Fair value of retained interest as a result of a .30% of adverse change

2,604

1,245

1,666

Residual Cash flows Discount Rate

 Fair value of retained interest as a result of a 10% of adverse change

2,554

1,221

1,739

 Fair value of retained interest as a result of a 20% of adverse change

2,504

1,196

1,703

The outstanding principal amount of the securitized commercial mortgage loans was $234.6 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts in excess of 100% of the fair value of the applicable securities loaned.  We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheet.

Cash collateral received on securities lending transactions is reflected in other investing assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  Non-cash collateral, such as a security received by the Company, is not reflected in our assets in the Consolidated Balance Sheet as we have not repledged or sold the collateral.  The fair value of collateral held and included in other invested assets is $735.7 million at December 31, 2004.

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

Year ended December 31,

2004

2003

Lease contract receivable

$ 31,803

$ 44,149 44,149

Less: non-recourse debt

(1,415)

(10,874)

Net Receivable

30,388

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(11,928)

(14,790)

Investment in leveraged leases

39,880

39,905

Less: fees

(138)

(162)

Net investment in leveraged leases

$ 39,742

$ 39,743

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes put options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poors  indexed futures contracts are entered into for purposes of hedging equity-indexed products.  The interest credited on these 1, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.  On trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company utilizes currency forwards to hedge against changes in the exchange rate of U.S. dollars.   The Company enters into single or multiple settlement forward contracts based on a spot rate determined at the trade date.  Currency forwards are carried at fair value and are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative losses are losses on the translation of foreign currency denominated GIC liabilities of $83.3 million, $158.6 million and $115.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following for the years ended December 31:

2004

2003

 2002
estated

Net expense on swap agreements

$ (62,514)

$ (87,721)

$ (74,699)

 Change in fair value of swap agreements
(interest rate, currency, and equity)

(43,977)

197,506

(159,093)

 Change in fair value of options, futures and
embedded derivatives

8,072

(312,985)

74,507

Total derivative losses

$ (98,419)

$ (203,200)

$ (159,285)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2004 and 2003, $33.6 million and $59.5 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

2004

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$ 5,948,576

$ (212,661)

Currency swaps

805,849

290,776

Equity swaps

250,207

28,254

Currency forwards

1,547

(81)

S&P 500 index call options

2,986,757

188,481

S&P 500 index put options

1,217,980

42,858

Total

$ 11,210,916

$ 337,627

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

2003

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$ 5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$ 11,224,657

$ 151,765

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 108,603

$ 159,474

$ 38,814

Equity securities

3,375

(1,465)

2,378

Mortgage and other loans

858

25,528

4,648

Real estate

-

3,862

514

Short term investments

-

-

2

Other invested assets

(1,601)

4,800

8,815

Other than temporary declines

(32,494)

(62,834)

(95,714)

Sales of impaired assets

17,333

4,720

1,577

Total

$ 96,074

$ 134,085

$ (38,966)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 1,030,973

$ 1,114,949

$ 1,080,965

Equity securities

-

-

484

Mortgage and other loans

83,986

76,259

75,024

Real estate

11,615

6,952

7,855

Policy loans

42,821

43,335

39,269

Other

(19,715)

(20,364)

(4,848)

Gross investment income

1,149,680

1,221,131

1,198,749

Less: Investment expenses

15,423

12,381

13,539

Net investment income

$ 1,134,257

$ 1,208,750

$ 1,185,210

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

2004

2003

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 552,949

$ 552,949

$ 558,185

$ 558,185

Fixed maturities

18,784,015

18,873,147

18,986,033

19,085,102

Equity Securities

1,006

1,006

1,452

1,452

Short-term investments

23,957

23,957

24,662

24,662

Mortgages

1,465,896

1,546,834

972,102

1,059,145

Derivatives instruments - receivables

566,401

566,401

403,437

403,437

Policy loans

696,305

696,305

692,887

692,887

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

Financial liabilities:

Policy Liabilities

18,846,238

17,677,082

18,329,570

17,565,100

Derivative instruments - payables

228,774

228,774

248,272

248,272

Long-term debt

33,500

33,500

40,500

32,953

Long-term debt to affiliates

1,025,000

1,100,501

1,025,000

1,123,194

Partnership Capital Securities

607,826

689,132

607,826

699,069

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

The Wealth Management Segment currently does not offer traditional life insurance products; however, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.7 billion as of December 31, 2004 and 2003, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  By reinsuring the SPWL product, the Company reduced net investment income by $91.2 million and interest credited by $79.6 million for the twelve-month period ended December 31, 2004.  In addition, the Company also increased net investment income by $13.6 million relating to an experience rating refund under the reinsurance agreement.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $28.7 million and $23.4 million for the years ended 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis.  The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2004

2003

2002 - Restated

Insurance premiums:

Direct

$ 62,939

$ 67,959

$ 52,691

Assumed

-

-

509

Ceded

4,119

7,441

9,626

Net premiums

$ 58,820

$ 60,518

$ 43,574

 Insurance and other individual policy benefits and
Claims:

Direct

$ 170,381

$ 230,384

$ 225,287

Assumed

-

-

-

Ceded

29,004

29,136

4,125

Net policy benefits and claims

$ 141,377

$ 201,248

$ 221,162

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in two non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

2004

2003

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 191,689

$ 159,650

Service cost

9,873

8,954

Interest cost

12,118

10,494

Actuarial loss (gain)

7,039

16,876

Benefits paid

(5,280)

(5,333)

Plan amendments

-

-

Acquisitions

-

1,048

Projected benefit obligation at end of year

$ 215,439

$ 191,689

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 205,737

$ 179,470

Other

(1,050)

(888)

Actual return on plan assets

34,144

32,059

Benefits paid

(5,280)

(5,333)

Acquisitions

-

429

Fair value of plan assets at end of year

$ 233,551

$ 205,737

Information on the funded status of the plan:

Funded status

$ 18,112

$ 14,048

Unrecognized net actuarial loss

19,339

34,480

Unrecognized transition obligation

(13,443)

(16,494)

Unrecognized prior service cost

7,421

8,276

4th quarter contribution

(1,250)

(1,050)

Prepaid benefit cost

$ 30,179

$ 39,260

The accumulated benefit obligation at the end of 2004 and 2003 was $188.9 million and $169.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2004

2003

Plan assets

$ 195,332

$ 171,978

Projected benefit obligations

(206,748)

(183,227)

Funded status

$ (11,416)

$ (11,249)

Accumulated benefit obligation

$ 180,201

$ 160,227

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2004

2003

2002

Components of net periodic benefit cost:

Service cost

$ 9,873

$ 8,954

$ 8,437

Interest cost

12,118

10,494

10,674

Expected return on plan assets

(17,704)

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

(3,051)

Amortization of prior service cost

855

855

216

Recognized net actuarial loss

3,140

4,215

120

Net periodic benefit cost (benefit)

$ 5,231

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 4,272

$ 5,522

$ 3,834

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2004

2003

Discount rate

6.2%

6.1%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 6.75% for the year ended December 31, 2002. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2002.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2004

2003

2002

Discount rate

6.1%

6.75%

7.00%

Expected long term return on plan assets

8.75%

8.75%

8.75%

Rate of compensation increase

4.0%

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2004 and 2003 measurement, and the target allocation for 2005, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2005

2004

2003

Equity Securities

50%

61%

55%

Debt Securities

35%

27%

26%

Commercial Mortgages

15%

10%

15%

Other

0%

2%

4%

Total

100%

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)

exceeds the assumed actuarial rate;

2)

exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

3)

generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million and $3.0 million at December 31, 2004 and 2003, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2005.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2004 employer contributions under plan sponsorship for the Company and its affiliates was $4.5 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $2.8 million, $0.9 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:

2004

2003

Benefit obligation at beginning of year

$ 51,278

$ 35,981

Service cost

1,233

872

Interest cost

2,957

2,369

Actuarial (gain) loss

(4,583)

14,330

Benefits paid

(2,432)

(2,368)

Plan Amendments

-

-

Acquisitions

-

94

Benefit obligation at end of year

$ 48,453

$ 51,278

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,432

2,368

Benefits paid

(2,432)

(2,368)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (48,453)

$ (51,278)

Unrecognized net actuarial loss

19,556

25,523

4th quarter contribution

628

639

Unrecognized prior service cost

(2,657)

(2,898)

Accrued benefit cost

$ (30,926)

$ (28,014)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31:

2004

2003

Components of net periodic benefit cost

Service cost

$ 1,233

$ 872

Interest cost

2,957

2,369

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

1,384

832

Net periodic benefit cost

$ 5,333

$ 3,832

The Company's share of net periodic benefit cost

$ 4,180

$ 2,917

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2004

2003

Discount Rate

6.2%

6.1%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2004 and December 31, 2003 were as follows:

Other Benefits

2004

2003

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

In order to measure the post-retirement benefit obligation for 2004, the Company assumed an 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2005 and assumed to decrease gradually to 5.00% for 2010 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,032

($4,997)

Effect on total of service and interest cost

776

(648)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2004.  SLUS filed a consolidated federal income tax return with SLC - U.S. Ops Holdings for the year ended December 31, 2003.  Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2004

2003

2002

Federal income tax expense (benefit):

Current

$ (5,331)

$ (29,240)

$ (80,155)

Deferred

76,683

56,606

20,706

Total

$ 71,352

$ 27,366

$ (59,449)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2004

2003

2002

Expected federal income tax expense (benefit)

$ 107,446

$ 44,251

$ (34,994)

Low income housing credit

(6,021)

(6,026)

(6,138)

Non-taxable investment income

-

-

(1,622)

Separate account dividend received deduction

(10,500)

(5,600)

(4,200)

Prior year settlements and other items

(19,573)

(5,259)

(12,495)

Federal income tax expense (benefit)

$ 71,352

$ 27,366

$ (59,449)

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

2004

2003

Deferred tax assets:

Actuarial liabilities

$ 391,780

$ 283,479

Net operating loss

4,444

51,355

Other

(8,340)

(1,912)

Total deferred tax assets

387,884

332,922

Deferred tax liabilities:

Deferred policy acquisition costs

(185,715)

(107,075)

Investments, net

(266,779)

(244,744)

Total deferred tax liabilities

(452,494)

(351,819)

Net deferred tax liability

$ (64,610)

$ (18,897)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company had no net income tax payments for 2004 and the Company received income tax refunds of $17.1 million in 2003.  SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  At December 31, 2004, the Company had $12.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS is currently under audit by the IRS for the years 2001 and 2002.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2004

2003

Balance at January 1

$ 31,337

$ 24,294

Less reinsurance recoverable

(9,146)

(6,621)

Net balance at January 1

22,191

17,673

Incurred related to:

Current year

20,889

14,711

Prior years

910

(69)

Total incurred

21,799

14,642

Paid losses related to:

Current year

(12,009)

(5,867)

Prior years

(5,791)

(4,258)

Total paid

(17,800)

(10,125)

Balance at December 31

32,571

31,337

Less reinsurance recoverable

(6,381)

(9,146)

Net balance at December 31

$ 26,190

$ 22,191

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 889,601

$ 795,648

Acquisition costs deferred

346,764

263,762

Amortized to expense during the year

(48,562)

(90,608)

Adjustment for unrealized investment gains (losses) during the year

(40,622)

(79,201)

Balance at December 31

$ 1,147,181

$ 889,601

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 22,391

$ 57,692

Amortized to expense during the year

(4,819)

(7,790)

Adjustment for unrealized investment gains (losses) during the year

6,558

(27,511)

Balance at December 31

$ 24,130

$ 22,391

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis.  As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.

Net investment income is allocated based on segmented assets by line of business.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

Year ended December 31, 2004

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,284,873

$ 65,366

$ 34,908

$ 162,596

$ 1,547,743

Total Expenditures

1,054,852

60,785

31,605

93,470

1,240,712

Pretax Income

230,021

4,581

3,303

69,126

307,031

Net Income

166,309

3,118

2,147

49,702

221,276

Total Assets

$ 40,961,145

$ 4,111,638

$ 53,131

$ 1,561,629

$ 46,687,543

Year ended December 31, 2003

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,814,262

$ 2,973,014

$ 46,535

$ 840,565

$ 43,674,376

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income (loss) were as follows:

Unaudited for the Years ended December 31,

2004

2003

 2002
Restated

Statutory surplus and capital

$        1,822,812

$        1,685,356

$        1,335,391

Statutory net income (loss)

249,010

224,284

(286,911)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  In 2004, the Company's Board of Directors approved and the Company paid $150.0 million of cash dividends to its parent, SLC (U.S.) Holdings.  On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's parent and became a consolidated subsidiary of SLC (U.S.) Holdings. The Company did not pay any dividends in 2003 or 2002.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2004, 2003 or 2002.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2004, 2003 or 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2004

2003

 Unrealized gains (losses) on available-for-sale
securities

$ 485,553

$ 520,173

DAC amortization

(172,945)

(132,323)

VOBA amortization

(48,208)

(54,766)

Tax effect

(83,762)

(105,403)

Accumulated Other Comprehensive Income

$ 180,638

$ 227,681

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating with the SEC in these matters.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors, and recordkeeping requirements.

As part of an industry wide investigation, state regulators are investigating certain compensation arrangements and other business practices between insurance companies and brokers.  The Company and certain of its affiliates have received requests for information from state regulators and are cooperating with respect to these matters.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2004, minimum future lease payments under such leases were as follows:

2005

$ 6,082

2006

6,059

2007

4,924

2008

1,463

2009

358

Thereafter

41

Total

$ 18,927

Total rental expense for the years ended December 31, 2004, 2003 and 2002 was $16.3 million, $23.6 million and $13.8 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2004, the minimum future lease payments under the two sublease agreements were as follows:

2005

$ 683

2006

996

2007

996

2008

249

2009

-

Thereafter

-

Total

$ 2,924

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2003, Sun Life Assurance Company of Canada (U.S.) merged with Keyport Life Insurance Company.   The companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Life Insurance Company by Sun Life Assurance Company of Canada (U.S.)'s ultimate parent.  The merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company was accounted for under Statement of Financial Accounting Standards No. 141, "Business Combinations" for transfers of assets among affiliates.   Accordingly, the financial statements for all periods prior to December 31, 2003 have been restated to give effect to the merger as of November 1, 2001.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."   As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2005

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account,  Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Asset Allocation S Class Sub-Account, MFS/Sun Life Global Asset Allocation Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Telecommunications S Class Sub-Account, MFS/Sun Life Global Telecommunications Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account,   MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Managed Sectors S Class Sub-Account, MFS/Sun Life Managed Sectors Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Fund Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Bond Portfolio Sub-Account, PIMCO VIT Total Return Bond Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting.  Our audit included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal controls over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2004 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 28, 2005

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004

Assets:

Investment in

Shares

Cost

Value

Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

948,245

$

14,007,277

$

15,778,800

 Templeton Growth Securities Fund Class 2 (FTG)

220,020

2,595,223

2,822,852

 Templeton International Securities Fund (FTI)

8,388,139

104,509,956

120,369,789

 Franklin Value Securities Fund (FVS)

824,213

10,521,962

12,898,931

Lord Abbett Series Fund, Inc.

 All Value Portfolio (LAV)

291,256

3,667,255

4,063,023

 Growth & Income Portfolio (LA1)

4,901,072

120,144,382

133,211,136

 Growth Opportunities Portfolio (LA9)

1,009,688

12,128,298

13,428,850

 Mid-Cap Value (LA2)

1,954,265

35,458,403

40,629,170

MFS/Sun Life Series Trust

 Bond S Class (MF7)

6,035,069

71,481,330

72,843,287

 Bond Series (BDS)

13,306,627

154,162,957

161,675,515

 Capital Appreciation S Class (MFD)

1,725,450

28,263,706

32,973,353

 Capital Appreciation Series (CAS)

29,383,481

688,691,729

565,632,007

 Capital Opportunities S Class (CO1)

1,259,533

14,420,735

16,688,816

 Capital Opportunities Series (COS)

18,460,605

329,982,861

245,526,054

 Emerging Growth S Class (MFF)

1,180,281

15,298,999

18,306,166

 Emerging Growth Series (EGS)

23,984,234

537,653,419

375,353,258

 Emerging Markets Equity S Class (EM1)

392,102

4,611,429

6,301,071

 Emerging Markets Equity Series (EME)

3,533,017

38,972,170

57,093,561

 Global Asset Allocation S Class (GA1)

 Global Asset Allocation Series (GAA)

 Global Governments S Class (GG1)

390,975

4,614,232

4,820,718

 Global Governments Series (GGS)

4,555,353

52,051,172

56,486,376

 Global Growth S Class (GG2)

632,389

5,934,125

7,740,442

 Global Growth Series (GGR)

13,427,370

154,188,611

165,290,928

 Global Telecommunications S Class (GT1)

 Global Telecommunications Series (GTS)

 Global Total Return S Class (GT2)

794,942

11,166,938

14,165,859

 Global Total Return Series (GTR)

8,965,175

127,443,608

160,566,280

 Government Securities S Class (MFK)

12,906,032

171,340,675

169,069,016

 Government Securities Series (GSS)

30,909,124

412,464,270

406,764,069

 High Yield S Class (MFC)

12,646,557

87,180,589

92,066,936

 High Yield Series (HYS)

36,624,681

249,139,420

268,092,666

 International Growth S Class (IG1)

1,301,368

12,408,436

17,568,472

 International Growth Series (IGS)

8,796,858

93,114,953

119,197,428

 International Investors Trust S Class (MI1)

430,512

4,906,433

6,685,849

 International Investors Trust Series (MII)

5,275,808

63,181,797

82,197,085

 Managed Sectors S Class (MS1)

167,162

2,483,331

2,927,004

 Managed Sectors Series (MSS)

7,335,666

197,530,794

129,474,505

 Massachusetts Investors Growth Stock S Class (M1B)

8,096,997

67,052,011

75,706,919

 Massachusetts Investors Growth Stock Series (MIS)

45,851,390

557,791,644

431,920,095

 Massachusetts Investors Trust S Class (MFL)

2,669,362

63,520,164

75,089,144

 Massachusetts Investors Trust Series (MIT)

35,156,835

1,146,454,838

993,883,713

 Mid Cap Growth S Class (MC1)

7,651,709

36,060,040

44,073,841

 Mid Cap Growth Series (MCS)

14,454,806

69,692,367

83,837,871

 Mid Cap Value S Class (MCV)

1,930,416

19,509,179

23,975,762

 Money Market S Class (MM1)

84,035,443

84,035,443

84,035,443

 Money Market Series (MMS)

228,708,252

228,708,252

228,708,252

 New Discovery S Class (M1A)

4,005,438

47,253,864

54,153,528

 New Discovery Series (NWD)

12,047,414

158,583,462

164,326,729

 Research S Class (RE1)

1,577,968

21,045,991

24,900,330

 Research Series (RES)

26,211,707

515,718,756

416,241,901

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued

Investment in

MFS/Sun Life Series Trust - continued

Shares

Cost

Value

 Research Growth and Income S Class (RG1)

692,812

$

7,895,227

$

9,872,571

 Research Growth and Income Series (RGS)

5,616,974

70,809,951

80,435,062

 Research International S Class (RI1)

4,150,566

48,436,469

59,726,643

 Research International Series (RIS)

5,886,182

67,647,141

85,231,922

 Strategic Growth S Class (SG1)

5,312,684

36,422,703

40,429,525

 Strategic Growth Series (SGS)

5,869,182

44,698,453

45,016,626

 Strategic Income S Class (SI1)

2,117,687

22,257,325

24,035,746

 Strategic Income Series (SIS)

5,666,316

58,787,208

64,709,325

 Strategic Value S Class (SVS)

994,400

9,257,168

11,455,484

 Technology S Class (TE1)

875,521

3,247,616

3,633,413

 Technology Series (TEC)

5,494,263

22,996,609

23,075,906

 Total Return S Class (MFJ)

22,297,195

390,689,807

433,234,490

 Total Return Series (TRS)

72,570,816

1,306,313,901

1,418,759,461

 Utilities S Class (MFE)

1,561,341

17,651,966

24,247,634

 Utilities Series (UTS)

18,285,190

284,857,802

285,431,810

 Value S Class (MV1)

7,627,606

97,042,838

117,693,959

 Value Series (MVS)

21,423,454

272,526,710

332,277,776

Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

838,725

27,968,990

30,806,364

 Global Securities Fund (OGG)

214,862

5,556,214

6,301,890

 Main St. Growth and Income Fund (OMG)

5,545,866

106,743,670

114,799,418

 Main St. Small Cap Growth Fund (OMS)

511,590

6,813,873

8,170,089

PIMCO Variable Insurance Trust

 Emerging Markets Bond Portfolio (PMB)

119,899

1,555,129

1,583,863

 Low Duration Portfolio (PLD)

11,520,807

118,764,076

118,664,313

 Real Return Bond Portfolio (PRR)

1,808,611

22,807,652

23,367,250

 Total Return Bond Portfolio (PTR)

4,697,793

48,899,715

49,373,800

Sun Capital Advisers Trust

 All Cap S Class (SSA)

87,332

1,088,463

1,110,866

 Investment Grade Bond S Class (IGB)

68,319

684,293

694,126

 Real Estate Fund S Class (SRE)

1,045,558

17,505,246

20,994,799

 Real Estate Fund (SC3)

965,006

13,993,577

18,344,757

$

9,985,067,278

$

9,753,041,688

 Liability:

 Payable to Sponsor

(3,995,902

)

 Net Assets

$

9,749,045,786

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS Consolidated Regatta Contracts:

Franklin Templeton Variable Insurance Products Trust

 FMS

1,146,446

$

15,763,002

$

15,513

$

15,778,515

 FTG

185,270

2,822,852

2,822,852

 FTI

8,240,520

120,331,036

38,540

120,369,576

 FVS

784,791

12,881,995

16,588

12,898,583

Lord Abbett Series Fund, Inc.

 LAV

344,432

4,063,023

4,063,023

 LA1

8,986,821

133,093,840

117,838

133,211,678

 LA9

1,203,674

13,428,325

522

13,428,847

 LA2

2,592,930

40,602,342

26,557

40,628,899

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust

 MF7

6,078,648

$

72,831,418

$

11,373

$

72,842,791

 BDS

11,381,676

161,190,155

372,009

161,562,164

 MFD

3,522,979

32,957,457

14,441

32,971,898

 CAS

41,868,827

561,978,547

2,976,564

564,955,111

 CO1

1,675,705

16,641,592

45,272

16,686,864

 COS

26,220,995

245,263,262

199,706

245,462,968

 MFF

1,863,783

18,305,802

18,305,802

 EGS

37,868,174

374,457,391

756,918

375,214,309

 EM1

340,870

6,301,071

6,301,071

 EME

3,707,620

56,820,532

208,985

57,029,517

 GA1

 GAA

 GG1

340,389

4,807,210

12,944

4,820,154

 GGS

3,280,149

56,306,287

154,620

56,460,907

 GG2

614,351

7,725,273

14,857

7,740,130

 GGR

9,885,010

164,531,833

716,545

165,248,378

 GT1

 GTS

 GT2

1,049,400

14,150,110

15,443

14,165,553

 GTR

8,363,603

159,449,979

847,511

160,297,490

 MFK

15,785,190

168,845,580

223,858

169,069,438

 GSS

26,991,543

405,481,815

1,251,386

406,733,201

 MFC

7,034,638

91,976,250

90,416

92,066,666

 HYS

17,473,238

267,112,458

683,520

267,795,978

 IG1

1,328,474

17,567,913

17,567,913

 IGS

9,969,224

118,871,107

293,935

119,165,042

 MI1

464,476

6,685,849

6,685,849

 MII

5,206,659

81,996,204

154,273

82,150,477

 MS1

319,540

2,927,004

2,927,004

 MSS

10,357,284

128,924,327

480,102

129,404,429

 M1B

7,277,585

75,696,225

10,486

75,706,711

 MIS

52,900,145

431,474,549

426,073

431,900,622

 MFL

7,171,814

75,056,109

31,282

75,087,391

 MIT

71,195,865

990,559,052

3,087,013

993,646,065

 MC1

4,467,480

44,062,740

10,203

44,072,943

 MCS

14,935,080

83,552,689

272,398

83,825,087

 MCV

1,649,863

23,974,588

1,152

23,975,740

 MM1

8,633,307

83,877,610

160,823

84,038,433

 MMS

19,134,186

226,786,685

1,474,131

228,260,816

 M1A

4,707,914

54,115,614

36,062

54,151,676

 NWD

15,598,558

163,961,580

352,420

164,314,000

 RE1

2,212,955

24,888,311

11,517

24,899,828

 RES

28,414,936

414,615,802

1,404,378

416,020,180

 RG1

905,199

9,872,571

9,872,571

 RGS

7,171,116

80,308,816

128,332

80,437,148

 RI1

4,045,282

59,726,643

59,726,643

 RIS

7,228,881

85,150,659

113,535

85,264,194

 SG1

3,351,218

40,427,565

1,925

40,429,490

 SGS

7,207,008

44,955,892

53,690

45,009,582

 SI1

1,930,592

24,012,075

23,013

24,035,088

 SIS

4,922,159

64,582,890

123,727

64,706,617

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust - continued

 SVS

847,507

$

11,455,484

$

$

11,455,484

 TE1

482,254

3,633,413

3,633,413

 TEC

6,675,608

23,055,951

18,661

23,074,612

 MFJ

35,062,662

432,901,724

331,998

433,233,722

 TRS

70,122,337

1,411,671,352

6,023,709

1,417,695,061

 MFE

1,823,681

24,223,745

22,912

24,246,657

 UTS

18,353,815

284,695,344

634,687

285,330,031

 MV1

9,411,407

117,658,293

34,494

117,692,787

 MVS

22,855,509

331,623,902

636,141

332,260,043

Oppenheimer Variable Account Fund

 OCA

2,178,624

30,789,404

16,654

30,806,058

 OGG

514,788

6,301,890

6,301,890

 OMG

8,686,835

114,767,059

32,129

114,799,188

 OMS

489,698

8,170,089

8,170,089

PIMCO Variable Insurance Trust

 PMB

96,856

1,583,863

1,583,863

 PLD

11,851,375

118,509,772

153,808

118,663,580

 PRR

1,942,972

23,367,250

23,367,250

 PTR

4,491,441

49,311,369

62,434

49,373,803

Sun Capital Advisers Trust

 SSA

99,939

1,110,866

1,110,866

 IGB

67,201

694,126

694,126

 SRE

1,693,151

20,993,992

803

20,994,795

 SC3

1,046,871

18,334,171

10,395

18,344,566

Net Assets

$

9,723,604,565

$

25,441,221

$

9,749,045,786

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004

FMS

FTG

FTI

FVS

Sub-Account

Sub-Account (d)

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

82,496

$

9,436

$

658,303

$

16,063

Mortality and expense risk charges

(176,799

)

(14,619

)

(1,119,569

)

(146,844

)

Distribution and administrative expense charges

(21,216

)

(1,754

)

(134,348

)

(17,621

)

Net investment income (loss)

$

(115,519

)

$

(6,937

)

$

(595,614

)

$

(148,402

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

216,113

$

(13,169

)

$

537,333

$

478,861

Realized gain distributions

Net realized gains (losses)

$

216,113

$

(13,169

)

$

537,333

$

478,861

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,771,523

$

227,629

$

15,859,833

$

2,376,969

Beginning of year

589,916

2,246,973

758,264

Change in unrealized appreciation (depreciation)

$

1,181,607

$

227,629

$

13,612,860

$

1,618,705

Realized and unrealized gains (losses)

$

1,397,720

$

214,460

$

14,150,193

$

2,097,566

Increase (Decrease) in net assets from operations

$

1,282,201

$

207,523

$

13,554,579

$

1,949,164

LAV

LA1

LA9

LA2

Sub-Account (d)

Sub-Account

Sub-Account (d)

Sub-Account

Income and Expenses:

Dividend income

$

13,639

$

1,026,988

$

$

105,183

Mortality and expense risk charges

(31,009

)

(1,344,927

)

(93,864

)

(344,114

)

Distribution and administrative expense charges

(3,721

)

(161,391

)

(11,264

)

(41,294

)

Net investment income (loss)

$

(21,091

)

$

(479,330

)

$

(105,128

)

$

(280,225

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

12,012

$

510,280

$

(13,046

)

$

371,874

Realized gain distributions

679

1,043,947

3,213

535,815

Net realized gains (losses)

$

12,691

$

1,554,227

$

(9,833

)

$

907,689

Net unrealized appreciation (depreciation) on investments:

End of year

$

395,768

$

13,066,754

$

1,300,552

$

5,170,767

Beginning of year

2,920,119

623,897

Change in unrealized appreciation (depreciation)

$

395,768

$

10,146,635

$

1,300,552

$

4,546,870

Realized and unrealized gains (losses)

$

408,459

$

11,700,862

$

1,290,719

$

5,454,559

Increase (Decrease) in net assets from operations

$

387,368

$

11,221,532

$

1,185,591

$

5,174,334

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

MF7

BDS

MFD

CAS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

4,174,204

$

10,814,862

$

$

366,842

Mortality and expense risk charges

(1,051,267

)

(2,233,827

)

(422,879

)

(7,159,239

)

Distribution and administrative expense charges

(126,152

)

(268,059

)

(50,745

)

(859,109

)

Net investment income (loss)

$

2,996,785

$

8,312,976

$

(473,624

)

$

(7,651,506

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

676,541

$

4,455,261

$

(205,651

)

$

(165,666,238

)

Realized gain distributions

1,030,941

2,593,964

Net realized gains (losses)

$

1,707,482

$

7,049,225

$

(205,651

)

$

(165,666,238

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,361,957

$

7,512,558

$

4,709,647

$

(123,059,722

)

Beginning of year

3,204,169

15,100,388

1,311,808

(346,698,872

)

Change in unrealized appreciation (depreciation)

$

(1,842,212

)

$

(7,587,830

)

$

3,397,839

$

223,639,150

Realized and unrealized gains (losses)

$

(134,730

)

$

(538,605

)

$

3,192,188

$

57,972,912

Increase (Decrease) in net assets from operations

$

2,862,055

$

7,774,371

$

2,718,564

$

50,321,406

CO1

COS

MFF

EGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

43,809

$

1,223,841

$

$

Mortality and expense risk charges

(210,141

)

(3,214,363

)

(225,586

)

(4,811,340

)

Distribution and administrative expense charges

(25,217

)

(385,724

)

(27,070

)

(577,361

)

Net investment income (loss)

$

(191,549

)

$

(2,376,246

)

$

(252,656

)

$

(5,388,701

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

6,214

$

(46,955,978

)

$

19,709

$

(100,774,380

)

Realized gain distributions

Net realized gains (losses)

$

6,214

$

(46,955,978

)

$

19,709

$

(100,774,380

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

2,268,081

$

(84,456,807

)

$

3,007,167

$

(162,300,161

)

Beginning of year

494,553

(159,371,392

)

962,305

(308,649,618

)

Change in unrealized appreciation (depreciation)

$

1,773,528

$

74,914,585

$

2,044,862

$

146,349,457

Realized and unrealized gains (losses)

$

1,779,742

$

27,958,607

$

2,064,571

$

45,575,077

Increase (Decrease) in net assets from operations

$

1,588,193

$

25,582,361

$

1,811,915

$

40,186,376

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

EM1

EME

GG1

GGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

45,894

$

500,817

$

606,337

$

7,144,688

Mortality and expense risk charges

(76,147

)

(626,411

)

(66,618

)

(716,192

)

Distribution and administrative expense charges

(9,138

)

(75,169

)

(7,994

)

(85,943

)

Net investment income (loss)

$

(39,391

)

$

(200,763

)

$

531,725

$

6,342,553

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

623,182

$

3,653,013

$

81,264

$

1,794,247

Realized gain distributions

Net realized gains (losses)

$

623,182

$

3,653,013

$

81,264

$

1,794,247

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,689,642

$

18,121,391

$

206,486

$

4,435,204

Beginning of year

1,006,029

10,181,499

461,829

8,185,147

Change in unrealized appreciation (depreciation)

$

683,613

$

7,939,892

$

(255,343

)

$

(3,749,943

)

Realized and unrealized gains (losses)

$

1,306,795

$

11,592,905

$

(174,079

)

$

(1,955,696

)

Increase (Decrease) in net assets from operations

$

1,267,404

$

11,392,142

$

357,646

$

4,386,857

GG2

GGR

GT2

GTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

22,454

$

775,660

$

289,100

$

3,745,040

Mortality and expense risk charges

(103,202

)

(2,063,313

)

(166,539

)

(1,880,353

)

Distribution and administrative expense charges

(12,384

)

(247,598

)

(19,985

)

(225,642

)

Net investment income (loss)

$

(93,132

)

$

(1,535,251

)

$

102,576

$

1,639,045

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

197,035

$

(28,027,686

)

$

282,715

$

1,416,394

Realized gain distributions

Net realized gains (losses)

$

197,035

$

(28,027,686

)

$

282,715

$

1,416,394

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,806,317

$

11,102,317

$

2,998,921

$

33,122,672

Beginning of year

1,006,552

(39,313,333

)

1,553,819

14,411,024

Change in unrealized appreciation (depreciation)

$

799,765

$

50,415,650

$

1,445,102

$

18,711,648

Realized and unrealized gains (losses)

$

996,800

$

22,387,964

$

1,727,817

$

20,128,042

Increase (Decrease) in net assets from operations

$

903,668

$

20,852,713

$

1,830,393

$

21,767,087

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

MFK

GSS

MFC

HYS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

7,922,563

$

25,483,933

$

5,129,955

$

21,347,595

Mortality and expense risk charges

(2,331,379

)

(5,718,745

)

(1,168,272

)

(3,477,142

)

Distribution and administrative expense charges

(279,766

)

(686,249

)

(140,193

)

(417,257

)

Net investment income (loss)

$

5,311,418

$

19,078,939

$

3,821,490

$

17,453,196

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

(586,530

)

$

1,545,702

$

1,891,470

$

(5,872,320

)

Realized gain distributions

Net realized gains (losses)

$

(586,530

)

$

1,545,702

$

1,891,470

$

(5,872,320

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

(2,271,659

)

$

(5,700,201

)

$

4,886,347

$

18,953,246

Beginning of year

(344,582

)

4,875,265

5,350,974

10,364,724

Change in unrealized appreciation (depreciation)

$

(1,927,077

)

$

(10,575,466

)

$

(464,627

)

$

8,588,522

Realized and unrealized gains (losses)

$

(2,513,607

)

$

(9,029,764

)

$

1,426,843

$

2,716,202

Increase (Decrease) in net assets from operations

$

2,797,811

$

10,049,175

$

5,248,333

$

20,169,398

IG1

IGS

MI1

MII

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

59,373

$

602,171

$

36,941

$

486,801

Mortality and expense risk charges

(211,637

)

(1,393,154

)

(76,006

)

(841,596

)

Distribution and administrative expense charges

(25,396

)

(167,178

)

(9,121

)

(100,992

)

Net investment income (loss)

$

(177,660

)

$

(958,161

)

$

(48,186

)

$

(455,787

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

715,708

$

(141,492

)

$

460,587

$

325,828

Realized gain distributions

Net realized gains (losses)

$

715,708

$

(141,492

)

$

460,587

$

325,828

Net unrealized appreciation (depreciation) on investments:

End of year

$

5,160,036

$

26,082,475

$

1,779,416

$

19,015,288

Beginning of year

3,184,500

7,267,193

912,971

2,653,248

Change in unrealized appreciation (depreciation)

$

1,975,536

$

18,815,282

$

866,445

$

16,362,040

Realized and unrealized gains (losses)

$

2,691,244

$

18,673,790

$

1,327,032

$

16,687,868

Increase (Decrease) in net assets from operations

$

2,513,584

$

17,715,629

$

1,278,846

$

16,232,081

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

MS1

MSS

M1B

MIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

$

57,900

$

$

295,176

Mortality and expense risk charges

(39,048

)

(1,684,715

)

(1,012,893

)

(5,629,601

)

Distribution and administrative expense charges

(4,686

)

(202,166

)

(121,547

)

(675,552

)

Net investment income (loss)

$

(43,734

)

$

(1,828,981

)

$

(1,134,440

)

$

(6,009,977

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

(2,317

)

$

(45,397,518

)

$

(52,751

)

$

(63,483,654

)

Realized gain distributions

Net realized gains (losses)

$

(2,317

)

$

(45,397,518

)

$

(52,751

)

$

(63,483,654

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

443,673

$

(68,056,289

)

$

8,654,908

$

(125,871,549

)

Beginning of year

264,740

(121,461,292

)

2,369,813

(227,431,510

)

Change in unrealized appreciation (depreciation)

$

178,933

$

53,405,003

$

6,285,095

$

101,559,961

Realized and unrealized gains (losses)

$

176,616

$

8,007,485

$

6,232,344

$

38,076,307

Increase (Decrease) in net assets from operations

$

132,882

$

6,178,504

$

5,097,904

$

32,066,330

MFL

MIT

MC1

MCS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

590,521

$

10,234,466

$

$

Mortality and expense risk charges

(975,915

)

(12,618,262

)

(602,530

)

(1,054,579

)

Distribution and administrative expense charges

(117,110

)

(1,514,191

)

(72,304

)

(126,549

)

Net investment income (loss)

$

(502,504

)

$

(3,897,987

)

$

(674,834

)

$

(1,181,128

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

(56,806

)

$

(71,452,034

)

$

101,715

$

(5,025,767

)

Realized gain distributions

Net realized gains (losses)

$

(56,806

)

$

(71,452,034

)

$

101,715

$

(5,025,767

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

11,568,980

$

(152,571,125

)

$

8,013,801

$

14,145,504

Beginning of year

4,278,417

(323,249,011

)

2,811,052

(1,369,124

)

Change in unrealized appreciation (depreciation)

$

7,290,563

$

170,677,886

$

5,202,749

$

15,514,628

Realized and unrealized gains (losses)

$

7,233,757

$

99,225,852

$

5,304,464

$

10,488,861

Increase (Decrease) in net assets from operations

$

6,731,253

$

95,327,865

$

4,629,630

$

9,307,733

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

MCV

MM1

MMS

M1A

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

770

$

509,273

$

2,237,312

$

Mortality and expense risk charges

(317,080

)

(1,264,118

)

(3,568,062

)

(571,089

)

Distribution and administrative expense charges

(38,050

)

(151,694

)

(428,167

)

(68,531

)

Net investment income (loss)

$

(354,360

)

$

(906,539

)

$

(1,758,917

)

$

(639,620

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

959,515

$

$

$

119,535

Realized gain distributions

448,397

Net realized gains (losses)

$

1,407,912

$

$

$

119,535

Net unrealized appreciation (depreciation) on investments:

End of year

$

4,466,583

$

$

$

6,899,664

Beginning of year

1,823,729

3,102,813

Change in unrealized appreciation (depreciation)

$

2,642,854

$

$

$

3,796,851

Realized and unrealized gains (losses)

$

4,050,766

$

$

$

3,916,386

Increase (Decrease) in net assets from operations

$

3,696,406

$

(906,539

)

$

(1,758,917

)

$

3,276,766

NWD

RE1

RES

RG1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

$

153,961

$

3,896,572

$

42,921

Mortality and expense risk charges

(2,162,055

)

(289,203

)

(5,273,302

)

(124,224

)

Distribution and administrative expense charges

(259,447

)

(34,704

)

(632,796

)

(14,907

)

Net investment income (loss)

$

(2,421,502

)

$

(169,946

)

$

(2,009,526

)

$

(96,210

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

(8,962,200

)

$

188,535

$

(53,492,425

)

$

100,384

Realized gain distributions

Net realized gains (losses)

$

(8,962,200

)

$

188,535

$

(53,492,425

)

$

100,384

Net unrealized appreciation (depreciation) on investments:

End of year

$

5,743,267

$

3,854,339

$

(99,476,855

)

$

1,977,344

Beginning of year

(14,075,333

)

1,046,447

(209,629,537

)

875,440

Change in unrealized appreciation (depreciation)

$

19,818,600

$

2,807,892

$

110,152,682

$

1,101,904

Realized and unrealized gains (losses)

$

10,856,400

$

2,996,427

$

56,660,257

$

1,202,288

Increase (Decrease) in net assets from operations

$

8,434,898

$

2,826,481

$

54,650,731

$

1,106,078

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

RGS

RI1

RIS

SG1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

508,899

$

157,617

$

364,944

$

Mortality and expense risk charges

(983,395

)

(668,897

)

(990,515

)

(571,861

)

Distribution and administrative expense charges

(118,007

)

(80,268

)

(118,862

)

(68,623

)

Net investment income (loss)

$

(592,503

)

$

(591,548

)

$

(744,433

)

$

(640,484

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

(146,072

)

$

1,184,242

$

(263,263

)

$

341,221

Realized gain distributions

Net realized gains (losses)

$

(146,072)

$

1,184,242

$

(263,263

)

$

341,221

Net unrealized appreciation (depreciation) on investments:

End of year

$

9,625,111

$

11,290,174

$

17,584,781

$

4,006,822

Beginning of year

(417,487

)

3,567,474

2,758,986

1,934,781

Change in unrealized appreciation (depreciation)

$

10,042,598

$

7,722,700

$

14,825,795

$

2,072,041

Realized and unrealized gains (losses)

$

9,896,526

$

8,906,942

$

14,562,532

$

2,413,262

Increase (Decrease) in net assets from operations

$

9,304,023

$

8,315,394

$

13,818,099

$

1,772,778

SGS

SI1

SIS

SVS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

$

1,397,060

$

3,113,326

$

22,653

Mortality and expense risk charges

(593,795

)

(356,598

)

(836,358

)

(147,261

)

Distribution and administrative expense charges

(71,255

)

(42,792

)

(100,363

)

(17,671

)

Net investment income (loss)

$

(665,050

)

$

997,670

$

2,176,605

$

(142,279

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

(4,127,724

)

$

(125,834

)

$

1,549,825

$

291,347

Realized gain distributions

197,940

Net realized gains (losses)

$

(4,127,724

)

$

(125,834

)

$

1,549,825

$

489,287

Net unrealized appreciation (depreciation) on investments:

End of year

$

318,173

$

1,778,421

$

5,922,117

$

2,198,316

Beginning of year

(6,547,129

)

1,464,568

5,620,937

1,039,435

Change in unrealized appreciation (depreciation)

$

6,865,302

$

313,853

$

301,180

$

1,158,881

Realized and unrealized gains (losses)

$

2,737,578

$

188,019

$

1,851,005

$

1,648,168

Increase (Decrease) in net assets from operations

$

2,072,528

$

1,185,689

$

4,027,610

$

1,505,889

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

TE1

TEC

MFJ

TRS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

$

$

6,967,485

$

35,498,959

Mortality and expense risk charges

(51,308

)

(328,192

)

(4,853,909

)

(17,675,407

)

Distribution and administrative expense charges

(6,157

)

(39,383

)

(582,469

)

(2,121,049

)

Net investment income (loss)

$

(57,465

)

$

(367,575

)

$

1,531,107

$

15,702,503

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

34,555

$

(663,384

)

$

2,407,433

$

(20,020,396

)

Realized gain distributions

Net realized gains (losses)

$

34,555

$

(663,384

)

$

2,407,433

$

(20,020,396

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

385,797

$

79,297

$

42,544,683

$

112,445,560

Beginning of year

401,587

(732,893

)

13,743,129

(24,572,983

)

Change in unrealized appreciation (depreciation)

$

(15,790

)

$

812,190

$

28,801,554

$

137,018,543

Realized and unrealized gains (losses)

$

18,765

$

148,806

$

31,208,987

$

116,998,147

Increase (Decrease) in net assets from operations

$

(38,700

)

$

(218,769

)

$

32,740,094

$

132,700,650

MFE

UTS

MV1

MVS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

333,655

$

4,993,078

$

1,127,465

$

4,007,357

Mortality and expense risk charges

(265,252

)

(3,248,522

)

(1,458,870

)

(3,977,713

)

Distribution and administrative expense charges

(31,830

)

(389,823

)

(175,064

)

(477,326

)

Net investment income (loss)

$

36,573

$

1,354,733

$

(506,469

)

$

(447,682

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

482,410

$

(15,998,478

)

$

1,801,920

$

3,245,993

Realized gain distributions

Net realized gains (losses)

$

482,410

$

(15,998,478

)

$

1,801,920

$

3,245,993

Net unrealized appreciation (depreciation) on investments:

End of year

$

6,595,668

$

574,008

$

20,651,121

$

59,751,066

Beginning of year

2,007,051

(79,717,930

)

8,677,268

21,706,517

Change in unrealized appreciation (depreciation)

$

4,588,617

$

80,291,938

$

11,973,853

$

38,044,549

Realized and unrealized gains (losses)

$

5,071,027

$

64,293,460

$

13,775,773

$

41,290,542

Increase (Decrease) in net assets from operations

$

5,107,600

$

65,648,193

$

13,269,304

$

40,842,860

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

OCA

OGG

OMG

OMS

Sub-Account

Sub-Account (d)

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

57,519

$

2,413

$

132,646

$

Mortality and expense risk charges

(455,500

)

(39,369

)

(917,971

)

(92,581

)

Distribution and administrative expense charges

(54,660

)

(4,724

)

(110,156

)

(11,110

)

Net investment income (loss)

$

(452,641

)

$

(41,680

)

$

(895,481

)

$

(103,691

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

480,811

$

3,887

$

153,319

$

284,044

Realized gain distributions

Net realized gains (losses)

$

480,811

$

3,887

$

153,319

$

284,044

Net unrealized appreciation (depreciation) on investments:

End of year

$

2,837,374

$

745,676

$

8,055,748

$

1,356,216

Beginning of year

1,582,400

627,091

504,369

Change in unrealized appreciation (depreciation)

$

1,254,974

$

745,676

$

7,428,657

$

851,847

Realized and unrealized gains (losses)

$

1,735,785

$

749,563

$

7,581,976

$

1,135,891

Increase (Decrease) in net assets from operations

$

1,283,144

$

707,883

$

6,686,495

$

1,032,200

PMB

PLD

PRR

PTR

Sub-Account (d)

Sub-Account (d)

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

28,760

$

790,014

$

179,126

$

851,043

Mortality and expense risk charges

(11,140

)

(946,760

)

(282,060

)

(761,025

)

Distribution and administrative expense charges

(1,337

)

(113,611

)

(33,847

)

(91,323

)

Net investment income (loss)

$

16,283

$

(270,357

)

$

(136,781

)

$

(1,305

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

3,584

$

(3,502

)

$

134,980

$

14,980

Realized gain distributions

77,774

343,364

684,377

695,052

Net realized gains (losses)

$

81,358

$

339,862

$

819,357

$

710,032

Net unrealized appreciation (depreciation) on investments:

End of year

$

28,734

$

(99,763

)

$

559,598

$

474,085

Beginning of year

61,629

4,071

Change in unrealized appreciation (depreciation)

$

28,734

$

(99,763

)

$

497,969

$

470,014

Realized and unrealized gains (losses)

$

110,092

$

240,099

$

1,317,326

$

1,180,046

Increase (Decrease) in net assets from operations

$

126,375

$

(30,258

)

$

1,180,545

$

1,178,741

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

SSA

IGB

SRE

SC3

Sub-Account (d)

Sub-Account (d)

Sub-Account (d)

Sub-Account

Income and Expenses:

Dividend income

$

292

$

19,039

$

$

270,466

Mortality and expense risk charges

(4,647

)

(6,667

)

(144,706

)

(275,793

)

Distribution and administrative expense charges

(558

)

(800

)

(17,365

)

(33,095

)

Net investment income (loss)

$

(4,913

)

$

11,572

$

(162,071

)

$

(38,422

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

1,635

$

(12,804

)

$

117,675

$

840,012

Realized gain distributions

82,286

618,656

Net realized gains (losses)

$

83,921

$

(12,804

)

$

117,675

$

1,458,668

Net unrealized appreciation (depreciation) on investments:

End of year

$

22,403

$

9,833

$

3,489,553

$

4,351,180

Beginning of year

1,307,386

Change in unrealized appreciation (depreciation)

$

22,403

$

9,833

$

3,489,553

$

3,043,794

Realized and unrealized gains (losses)

$

106,324

$

(2,971

)

$

3,607,228

$

4,502,462

Increase (Decrease) in net assets from operations

$

101,411

$

8,601

$

3,445,157

$

4,464,040

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

FMS

FTG

FTI

FVS

LAV

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004 (d)

2003

2004

2003

2004

2003

2004 (d)

2003

Operations:

Net investment income (loss)

$

(115,519

)

$

(20,398

)

$

(6,937

)

$

$

(595,614

)

$

(64,148

)

$

(148,402

)

$

(32,544

)

$

(21,091

)

$

Net realized gains (losses)

216,113

28,050

(13,169

)

537,333

238,285

478,861

45,404

12,691

Net unrealized gains (losses)

1,181,607

588,526

227,629

13,612,860

2,255,750

1,618,705

754,090

395,768

Increase (Decrease) in net assets from

operations

$

1,282,201

$

596,178

$

207,523

$

$

13,554,579

$

2,429,887

$

1,949,164

$

766,950

$

387,368

$

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

7,752,604

$

3,647,370

$

2,066,842

$

$

82,454,179

$

16,524,766

$

4,118,798

$

2,932,874

$

2,989,712

$

Net transfers between Sub-Accounts and

Fixed Account

1,265,879

1,585,438

638,998

5,968,980

2,146,624

1,979,716

1,585,863

867,326

Withdrawals, surrenders, annuitizations and

contract charges

(630,766

)

(76,205

)

(90,511

)

(3,411,699

)

(373,009

)

(611,300

)

(32,864

)

(181,383

)

Net accumulation activity

$

8,387,717

$

5,156,603

$

2,615,329

$

$

85,011,460

$

18,298,381

$

5,487,214

$

4,485,873

$

3,675,655

$

Annuitization Activity:

Annuitizations

$

$

$

$

$

25,547

$

2,118

$

$

$

$

Annuity payments and contract charges

(1,858

)

(2,164

)

(1,908

)

(289

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(270

)

(15

)

(213

)

(8

)

(300

)

(48

)

Net annuitization activity

$

(2,128

)

$

(15

)

$

$

$

23,170

$

2,110

$

(2,208

)

$

(337

)

$

$

Increase (Decrease) in net assets from contract

owner transactions

$

8,385,589

$

5,156,588

$

2,615,329

$

$

85,034,630

$

18,300,491

$

5,485,006

$

4,485,536

$

3,675,655

$

Increase (Decrease) in net assets

$

9,667,790

$

5,752,766

$

2,822,852

$

$

98,589,209

$

20,730,378

$

7,434,170

$

5,252,486

$

4,063,023

$

Net Assets:

Beginning of year

$

6,110,725

$

357,959

$

$

$

21,780,367

$

1,049,989

$

5,464,413

$

211,927

$

$

End of year

$

15,778,515

$

6,110,725

$

2,822,852

$

$

120,369,576

$

21,780,367

$

12,898,583

$

5,464,413

$

4,063,023

$

Unit Transactions:

Beginning of year

489,937

35,337

1,734,535

109,241

403,105

20,281

Purchased

613,216

323,635

147,480

6,407,116

1,456,936

287,770

251,869

281,264

Transferred between Sub-Accounts and Fixed

Accumulation Account

97,045

140,516

44,203

454,736

203,272

136,422

138,384

81,329

Withdrawn, Surrendered and Annuitized

(53,752

)

(9,551

)

(6,413

)

(355,867

)

(34,914

)

(42,506

)

(7,429

)

(18,161

)

End of year

1,146,446

489,937

185,270

8,240,520

1,734,535

784,791

403,105

344,432

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

LA1

LA9

LA2

MF7

BDS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004 (d)

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(479,330

)

$

10,404

$

(105,128

)

$

$

(280,225

)

$

(19,041)

$

2,996,785

$

1,335,494

$

8,312,976

$

7,767,809

Net realized gains (losses)

1,554,227

142,330

(9,833

)

907,689

106,983

1,707,482

660,308

7,049,225

6,639,020

Net unrealized gains (losses)

10,146,635

2,927,014

1,300,552

4,546,870

623,926

(1,842,212

)

1,545,020

(7,587,830

)

2,070,127

Increase (Decrease) in net assets from

operations

$

11,221,532

$

3,079,748

$

1,185,591

$

$

5,174,334

$

711,868

$

2,862,055

$

3,540,822

$

7,774,371

$

16,476,956

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

85,121,547

$

25,571,537

$

10,727,145

$

$

26,550,632

$

2,989,218

$

14,481,293

$

21,926,307

$

1,557,179

$

1,904,336

Net transfers between Sub-Accounts and

Fixed Account

8,489,923

5,923,775

1,697,219

4,320,114

2,851,972

(3,853,406

)

7,707,102

(13,148,422

)

428,448

Withdrawals, surrenders, annuitizations and

contract charges

(4,992,764

)

(1,669,622

)

(181,547

)

(1,107,810

)

(1,151,652

)

(6,439,449

)

(4,219,442

)

(31,376,197

)

(31,188,504

)

Net accumulation activity

$

88,618,706

$

29,825,690

$

12,242,817

$

$

29,762,936

$

4,689,538

$

4,188,438

$

25,413,967

$

(42,967,440

)

$

(28,855,720

)

Annuitization Activity:

Annuitizations

$

106,117

$

3,232

$

478

$

$

8,547

$

$

$

$

34,585

$

Annuity payments and contract charges

(2,512

)

(36

)

(2,234

)

(1,744

)

(1,786

)

(89,607

)

(92,287

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

544

(1

)

(3

)

(256

)

(15

)

(194

)

(202

)

1,350

(15,157

)

Net annuitization activity

$

104,149

$

3,231

$

439

$

$

6,057

$

(15

)

$

(1,938

)

$

(1,988

)

$

(53,672

)

$

(107,444

)

Increase (Decrease) in net assets from contract

owner transactions

$

88,722,855

$

29,828,921

$

12,243,256

$

$

29,768,993

$

4,689,523

$

4,186,500

$

25,411,979

$

(43,021,112

)

$

(28,963,164

)

Increase (Decrease) in net assets

$

99,944,387

$

32,908,669

$

13,428,847

$

$

34,943,327

$

5,401,391

$

7,048,555

$

28,952,801

$

(35,246,741

)

$

(12,486,208

)

Net Assets:

Beginning of year

$

33,267,291

$

358,622

$

$

$

5,685,572

$

284,181

$

65,794,236

$

36,841,435

$

196,808,905

$

209,295,113

End of year

$

133,211,678

$

33,267,291

$

13,428,847

$

$

40,628,899

$

5,685,572

$

72,842,791

$

65,794,236

$

161,562,164

$

196,808,905

Unit Transactions:

Beginning of year

2,488,679

33,508

437,574

26,664

5,706,413

3,399,082

14,515,463

16,672,091

Purchased

6,368,915

2,098,298

1,072,772

1,951,989

259,611

1,279,840

1,993,808

114,441

227,142

Transferred between Sub-Accounts and Fixed

Accumulation Account

597,587

497,973

166,816

308,834

251,182

(344,845

)

692,407

(1,018,109

)

(10,686

)

Withdrawn, Surrendered and Annuitized

(468,360

)

(141,100

)

(35,914

)

(105,467

)

(99,883

)

(562,760

)

(378,884

)

(2,230,119

)

(2,373,084

)

End of year

8,986,821

2,488,679

1,203,674

2,592,930

437,574

6,078,648

5,706,413

11,381,676

14,515,463

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFD

CAS

CO1

COS

MFF

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(473,624

)

$

(367,637

)

$

(7,651,506

)

$

(7,950,897

)

$

(191,549

)

$

(168,526

)

$

(2,376,246

)

$

(2,660,172

)

$

(252,656

)

$

(178,070

)

Net realized gains (losses)

(205,651

)

(847,905

)

(165,666,238

)

(234,919,917

)

6,214

(549,050

)

(46,955,978

)

(62,951,165

)

19,709

(731,554

)

Net unrealized gains (losses)

3,397,839

6,918,599

223,639,150

378,358,329

1,773,528

3,639,232

74,914,585

122,855,311

2,044,862

3,850,506

Increase (Decrease) in net assets from

operations

$

2,718,564

$

5,703,057

$

50,321,406

$

135,487,515

$

1,588,193

$

2,921,656

$

25,582,361

$

57,243,974

$

1,811,915

$

2,940,882

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

576,504

$

3,018,224

$

4,179,630

$

4,193,618

$

1,760,316

$

1,628,113

$

2,205,376

$

2,192,992

$

2,066,059

$

1,745,526

Net transfers between Sub-Accounts and

Fixed Account

2,412,547

2,274,790

(10,118,032

)

(7,805,303

)

(436,826

)

734,234

(13,087,584

)

(14,408,298

)

1,072,544

933,368

Withdrawals, surrenders, annuitizations and

contract charges

(2,776,581

)

(1,421,880

)

(91,167,827

)

(79,430,083

)

(1,270,623

)

(1,092,338)

(35,085,011

)

(27,513,025

)

(1,161,319

)

(848,036

)

Net accumulation activity

$

212,470

$

3,871,134

$

(97,106,229

)

$

(83,041,768

)

$

52,867

$

1,270,009

$

(45,967,219

)

$

(39,728,331

)

$

1,977,284

$

1,830,858

Annuitization Activity:

Annuitizations

$

$

3,338

$

105,201

$

200,175

$

$

$

12,431

$

6,787

$

$

Annuity payments and contract charges

(4,070

)

(1,844

)

(541,413

)

(518,378

)

(6,541

)

(5,917)

(101,413

)

(84,568

)

(904

)

(87

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(1,001

)

(284

)

(83,649

)

(166,472

)

(838

)

(806)

(16,242

)

(15,523

)

(307

)

(21

)

Net annuitization activity

$

(5,071

)

$

1,210

$

(519,861

)

$

(484,675

)

$

(7,379

)

$

(6,723)

$

(105,224

)

$

(93,304

)

$

(1,211

)

$

(108

)

Increase (Decrease) in net assets from contract

owner transactions

$

207,399

$

3,872,344

$

(97,626,090

)

$

(83,526,443

)

$

45,488

$

1,263,286

$

(46,072,443

)

$

(39,821,635

)

$

1,976,073

$

1,830,750

Increase (Decrease) in net assets

$

2,925,963

$

9,575,401

$

(47,304,684

)

$

51,961,072

$

1,633,681

$

4,184,942

$

(20,490,082

)

$

17,422,339

$

3,787,988

$

4,771,632

Net Assets:

Beginning of year

$

30,045,935

$

20,470,534

$

612,259,795

$

560,298,723

$

15,053,183

$

10,868,241

$

265,953,050

$

248,530,711

$

14,517,814

$

9,746,182

End of year

$

32,971,898

$

30,045,935

$

564,955,111

$

612,259,795

$

16,686,864

$

15,053,183

$

245,462,968

$

265,953,050

$

18,305,802

$

14,517,814

Unit Transactions:

Beginning of year

3,536,749

3,163,343

47,654,629

53,276,821

1,740,370

1,659,796

31,162,190

36,579,889

1,705,653

1,550,123

Purchased

51,523

313,159

360,391

415,143

137,008

162,114

267,119

345,990

165,073

178,806

Transferred between Sub-Accounts and Fixed

Accumulation Account

256,549

257,127

(126,314

)

(50,073

)

(58,994

)

71,586

(1,692,883

)

(2,369,985

)

120,554

97,589

Withdrawn, Surrendered and Annuitized

(321,842

)

(196,880

)

(6,019,879

)

(5,987,262

)

(142,679

)

(153,126

)

(3,515,431

)

(3,393,704

)

(127,497

)

(120,865

)

End of year

3,522,979

3,536,749

41,868,827

47,654,629

1,675,705

1,740,370

26,220,995

31,162,190

1,863,783

1,705,653

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

EGS

EM1

EME

GA1

GAA

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004 (#)

2003

2004 (#)

2003

Operations:

Net investment income (loss)

$

(5,388,701

)

$

(5,415,922

)

$

(39,391

)

$

(31,645

)

$

(200,763

)

$

(272,979

)

$

$

49,503

$

$

1,617,672

Net realized gains (losses)

(100,774,380

)

(101,219,588

)

623,182

119,481

3,653,013

(817,300

)

60,377

(15,359,513

)

Net unrealized gains (losses)

146,349,457

204,634,045

683,613

1,149,180

7,939,892

15,089,756

96,501

19,648,223

Increase (Decrease) in net assets from

operations

$

40,186,376

$

97,998,535

$

1,267,404

$

1,237,016

$

11,392,142

$

13,999,477

$

$

206,381

$

$

5,906,382

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

3,115,872

$

2,936,811

$

105,775

$

254,940

$

532,851

$

209,048

$

$

212,082

$

$

301,916

Net transfers between Sub-Accounts and

Fixed Account

(15,805,939

)

(14,283,946

)

546,069

1,804,172

6,290,091

5,416,603

(2,264,878

)

(60,738,729

)

Withdrawals, surrenders, annuitizations and

contract charges

(59,409,865

)

(49,535,582

)

(601,684

)

(349,553

)

(7,306,305

)

(3,505,503

)

(27,805

)

(6,206,026

)

Net accumulation activity

$

(72,099,932

)

$

(60,882,717

)

$

50,160

$

1,709,559

$

(483,363

)

$

2,120,148

$

$

(2,080,601

)

$

$

(66,642,839

)

Annuitization Activity:

Annuitizations

$

37,732

$

81,703

$

$

$

$

10,773

$

$

$

$

9,381

Annuity payments and contract charges

(246,672

)

(225,507

)

(32,905

)

(18,096

)

(70,537

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(39,518

)

(33,709

)

(17,320

)

(17,971

)

43,303

Net annuitization activity

$

(248,458

)

$

(177,513

)

$

$

$

(50,225

)

$

(25,294

)

$

$

$

$

(17,853

)

Increase (Decrease) in net assets from contract

owner transactions

$

(72,348,390

)

$

(61,060,230

)

$

50,160

$

1,709,559

$

(533,588

)

$

2,094,854

$

$

(2,080,601

)

$

$

(66,660,692

)

Increase (Decrease) in net assets

$

(32,162,014

)

$

36,938,305

$

1,317,564

$

2,946,575

$

10,858,554

$

16,094,331

$

$

(1,874,220

)

$

$

(60,754,310

)

Net Assets:

Beginning of year

$

407,376,323

$

370,438,018

$

4,983,507

$

2,036,932

$

46,170,963

$

30,076,632

$

$

1,874,220

$

$

60,754,310

End of year

$

375,214,309

$

407,376,323

$

6,301,071

$

4,983,507

$

57,029,517

$

46,170,963

$

$

$

$

Unit Transactions:

Beginning of year

44,118,674

50,696,788

336,533

204,949

3,765,936

3,685,145

210,153

4,636,581

Purchased

377,403

413,759

7,196

23,135

40,463

26,194

22,316

17,039

Transferred between Sub-Accounts and Fixed

Accumulation Account

(1,408,509

)

(1,949,879

)

34,626

138,188

458,009

429,194

(229,409

)

(4,199,824

)

Withdrawn, Surrendered and Annuitized

(5,219,394

)

(5,041,994

)

(37,485

)

(29,739

)

(556,788

)

(374,597

)

(3,060

)

(453,796

)

End of year

37,868,174

44,118,674

340,870

336,533

3,707,620

3,765,936

(#)   Fund closed in prior year

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GG1

GGS

GG2

GGR

GT1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004 (#)

2003

Operations:

Net investment income (loss)

$

531,725

$

213,850

$

6,342,553

$

2,542,593

$

(93,132

)

$

(60,187

)

$

(1,535,251

)

$

(1,455,863

)

$

$

(4,456

)

Net realized gains (losses)

81,264

248,122

1,794,247

3,335,761

197,035

68,400

(28,027,686

)

(42,479,223

)

(13,354

)

Net unrealized gains (losses)

(255,343

)

187,457

(3,749,943

)

2,362,200

799,765

1,440,721

50,415,650

89,840,927

112,882

Increase (Decrease) in net assets from

operations

$

357,646

$

649,429

$

4,386,857

$

8,240,554

$

903,668

$

1,448,934

$

20,852,713

$

45,905,841

$

$

95,072

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

80,546

$

706,993

$

277,843

$

371,573

$

341,983

$

1,067,217

$

1,142,741

$

1,056,774

$

$

36,480

Net transfers between Sub-Accounts and

Fixed Account

(609,441

)

558,099

(574,741

)

681,462

487,074

809,598

(2,128,845

)

(6,471,189

)

(491,415

)

Withdrawals, surrenders, annuitizations and

contract charges

(355,915

)

(532,878

)

(9,314,460

)

(12,215,073

)

(768,686

)

(260,799

)

(30,248,355

)

(22,419,923

)

(13,119

)

Net accumulation activity

$

(884,810

)

$

732,214

$

(9,611,358

)

$

(11,162,038

)

$

60,371

$

1,616,016

$

(31,234,459

)

$

(27,834,338

)

$

$

(468,054

)

Annuitization Activity:

Annuitizations

$

$

$

1,469

$

33,967

$

$

$

44,978

$

74,318

$

$

Annuity payments and contract charges

(1,882

)

(1,878

)

(52,518

)

(79,101

)

(1,758

)

(278

)

(139,373

)

(117,175

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(233

)

(227

)

(2,347

)

(4,146

)

(265

)

(47

)

(26,742

)

(143

)

Net annuitization activity

$

(2,115

)

$

(2,105

)

$

(53,396

)

$

(49,280

)

$

(2,023

)

$

(325

)

$

(121,137

)

$

(43,000

)

$

$

Increase (Decrease) in net assets from contract

owner transactions

$

(886,925

)

$

730,109

$

(9,664,754

)

$

(11,211,318

)

$

58,348

$

1,615,691

$

(31,355,596

)

$

(27,877,338

)

$

$

(468,054

)

Increase (Decrease) in net assets

$

(529,279

)

$

1,379,538

$

(5,277,897

)

$

(2,970,764

)

$

962,016

$

3,064,625

$

(10,502,883

)

$

18,028,503

$

$

(372,982

)

Net Assets:

Beginning of year

$

5,349,433

$

3,969,895

$

61,738,804

$

64,709,568

$

6,778,114

$

3,713,489

$

175,751,261

$

157,722,758

$

$

372,982

End of year

$

4,820,154

$

5,349,433

$

56,460,907

$

61,738,804

$

7,740,130

$

6,778,114

$

165,248,378

$

175,751,261

$

$

Unit Transactions:

Beginning of year

408,658

344,004

3,854,620

4,610,834

615,859

468,329

11,683,281

13,695,036

66,336

Purchased

5,691

60,171

19,287

26,436

27,022

99,074

89,520

92,200

4,821

Transferred between Sub-Accounts and Fixed

Accumulation Account

(46,854

)

48,386

(40,908

)

22,631

37,684

81,031

(145,802

)

(544,877

)

(68,890

)

Withdrawn, Surrendered and Annuitized

(27,106

)

(43,903

)

(552,850

)

(805,281

)

(66,214

)

(32,575

)

(1,741,989

)

(1,559,078

)

(2,267

)

End of year

340,389

408,658

3,280,149

3,854,620

614,351

615,859

9,885,010

11,683,281

(#)   Fund closed in prior year

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GTS

GT2

GTR

MFK

GSS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004 (#)

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

$

(14,298

)

$

102,576

$

43,679

$

1,639,045

$

660,194

$

5,311,418

$

2,697,283

$

19,078,939

$

21,852,435

Net realized gains (losses)

(696,575

)

282,715

50,082

1,416,394

(2,050,099

)

(586,530

)

922,072

1,545,702

21,561,553

Net unrealized gains (losses)

1,002,615

1,445,102

1,537,313

18,711,648

23,651,015

(1,927,077

)

(3,297,455

)

(10,575,466

)

(40,288,933

)

Increase (Decrease) in net assets from

operations

$

$

291,742

$

1,830,393

$

1,631,074

$

21,767,087

$

22,261,110

$

2,797,811

$

321,900

$

10,049,175

$

3,125,055

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

$

8,623

$

310,222

$

906,887

$

1,045,992

$

1,043,042

$

53,907,297

$

48,599,628

$

3,471,222

$

7,213,527

Net transfers between Sub-Accounts and

Fixed Account

(1,582,859

)

1,550,350

3,755,495

13,211,569

66,204,830

(5,035,329

)

3,419,581

(46,255,772

)

(117,172,529

)

Withdrawals, surrenders, annuitizations and

contract charges

(108,394

)

(827,388

)

(547,443

)

(26,772,989

)

(14,994,182

)

(14,684,600

)

(13,740,482

)

(82,006,716

)

(114,597,485

)

Net accumulation activity

$

$

(1,682,630

)

$

1,033,184

$

4,114,939

$

(12,515,428

)

$

52,253,690

$

34,187,368

$

38,278,727

$

(124,791,266

)

$

(224,556,487

)

Annuitization Activity:

Annuitizations

$

$

$

$

14,184

$

$

$

197,978

$

6,869

$

73,126

$

114,873

Annuity payments and contract charges

(1,822

)

(419

)

(150,141

)

(84,741

)

(6,823

)

(3,484

)

(414,074

)

(531,760

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(244

)

(62

)

(33,290

)

(188,144

)

1,008

(387

)

(7,733

)

(47,977

)

Net annuitization activity

$

$

$

(2,066

)

$

13,703

$

(183,431

)

$

(272,885

)

$

192,163

$

2,998

$

(348,681

)

$

(464,864

)

Increase (Decrease) in net assets from contract

owner transactions

$

$

(1,682,630

)

$

1,031,118

$

4,128,642

$

(12,698,859

)

$

51,980,805

$

34,379,531

$

38,281,725

$

(125,139,947

)

$

(225,021,351

)

Increase (Decrease) in net assets

$

$

(1,390,888

)

$

2,861,511

$

5,759,716

$

9,068,228

$

74,241,915

$

37,177,342

$

38,603,625

$

(115,090,772

)

$

(221,896,296

)

Net Assets:

Beginning of year

$

$

1,390,888

$

11,304,042

$

5,544,326

$

151,229,262

$

76,987,347

$

131,892,096

$

93,288,471

$

521,823,973

$

743,720,269

End of year

$

$

$

14,165,553

$

11,304,042

$

160,297,490

$

151,229,262

$

169,069,438

$

131,892,096

$

406,733,201

$

521,823,973

Unit Transactions:

Beginning of year

555,343

965,835

575,530

8,836,494

5,490,465

12,383,782

8,558,119

35,262,145

50,577,174

Purchased

3,471

25,095

90,639

68,033

81,487

5,289,019

4,810,403

240,825

575,584

Transferred between Sub-Accounts and Fixed

Accumulation Account

(518,984

)

124,124

353,356

846,174

4,193,301

(462,085

)

344,054

(3,243,824

)

(8,507,621

)

Withdrawn, Surrendered and Annuitized

(39,830

)

(65,654

)

(53,690

)

(1,387,098

)

(928,759

)

(1,425,526

)

(1,328,794

)

(5,267,603

)

(7,382,992

)

End of year

1,049,400

965,835

8,363,603

8,836,494

15,785,190

12,383,782

26,991,543

35,262,145

(#)   Fund closed in prior year

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFC

HYS

IG1

IGS

MI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

3,821,490

$

3,279,092

$

17,453,196

$

20,942,422

$

(177,660

)

$

(116,872

)

$

(958,161

)

$

(617,881

)

$

(48,186

)

$

(26,442

)

Net realized gains (losses)

1,891,470

118,939

(5,872,320

)

(14,581,060

)

715,708

210,804

(141,492

)

(7,065,737

)

460,587

19,988

Net unrealized gains (losses)

(464,627

)

5,174,685

8,588,522

43,400,678

1,975,536

4,008,633

18,815,282

36,651,846

866,445

995,879

Increase (Decrease) in net assets from

operations

$

5,248,333

$

8,572,716

$

20,169,398

$

49,762,040

$

2,513,584

$

4,102,565

$

17,715,629

$

28,968,228

$

1,278,846

$

989,425

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

21,500,341

$

21,189,010

$

1,939,363

$

2,933,458

$

455,050

$

828,688

$

1,483,705

$

800,258

$

124,724

$

377,907

Net transfers between Sub-Accounts and

Fixed Account

(7,931,647

)

22,227,714

(8,688,779

)

32,765,697

1,513,874

464,091

7,903,769

(277,777

)

1,990,625

1,274,091

Withdrawals, surrenders, annuitizations and

contract charges

(8,063,717

)

(3,346,815

)

(48,396,346

)

(39,589,937

)

(1,962,055

)

(773,929

)

(14,525,761

)

(10,119,942

)

(1,280,420

)

(267,728

)

Net accumulation activity

$

5,504,977

$

40,069,909

$

(55,145,762

)

$

(3,890,782

)

$

6,869

$

518,850

$

(5,138,287

)

$

(9,597,461

)

$

834,929

$

1,384,270

Annuitization Activity:

Annuitizations

$

63,191

$

8,518

$

31,656

$

57,070

$

$

$

$

26,319

$

$

Annuity payments and contract charges

(3,910

)

(1,577

)

(171,070

)

(203,576

)

(1,288

)

(112

)

(28,452

)

(20,951

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

49

(256

)

(40,872

)

(65,957

)

(475

)

(33

)

(13,037

)

(7,841

)

Net annuitization activity

$

59,330

$

6,685

$

(180,286

)

$

(212,463

)

$

(1,763

)

$

(145

)

$

(41,489

)

$

(2,473

)

$

$

Increase (Decrease) in net assets from contract

owner transactions

$

5,564,307

$

40,076,594

$

(55,326,048

)

$

(4,103,245

)

$

5,106

$

518,705

$

(5,179,776

)

$

(9,599,934

)

$

834,929

$

1,384,270

Increase (Decrease) in net assets

$

10,812,640

$

48,649,310

$

(35,156,650

)

$

45,658,795

$

2,518,690

$

4,621,270

$

12,535,853

$

19,368,294

$

2,113,775

$

2,373,695

Net Assets:

Beginning of year

$

81,254,026

$

32,604,716

$

302,952,628

$

257,293,833

$

15,049,223

$

10,427,953

$

106,629,189

$

87,260,895

$

4,572,074

$

2,198,379

End of year

$

92,066,666

$

81,254,026

$

267,795,978

$

302,952,628

$

17,567,913

$

15,049,223

$

119,165,042

$

106,629,189

$

6,685,849

$

4,572,074

Unit Transactions:

Beginning of year

6,699,213

3,266,770

21,115,563

20,985,015

1,333,889

1,265,240

10,442,087

11,708,342

399,293

253,434

Purchased

1,727,571

1,858,559

140,559

275,387

36,815

91,195

137,245

103,885

9,215

40,419

Transferred between Sub-Accounts and Fixed

Accumulation Account

(744,562

)

1,881,182

(726,598

)

2,635,374

128,073

63,877

715,755

(146,589

)

162,629

136,028

Withdrawn, Surrendered and Annuitized

(647,584

)

(307,298

)

(3,056,286

)

(2,780,213

)

(170,303

)

(86,423

)

(1,325,863

)

(1,223,551

)

(106,661

)

(30,588

)

End of year

7,034,638

6,699,213

17,473,238

21,115,563

1,328,474

1,333,889

9,969,224

10,442,087

464,476

399,293

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MII

MS1

MSS

M1B

MIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(455,787

)

$

(196,451

)

$

(43,734

)

$

(39,173

)

$

(1,828,981

)

$

(1,998,354

)

$

(1,134,440

)

$

(648,456

)

$

(6,009,977

)

$

(6,159,667

)

Net realized gains (losses)

325,828

(3,949,195

)

(2,317

)

(106,698

)

(45,397,518

)

(47,724,241

)

(52,751

)

(1,063,171

)

(63,483,654

)

(66,637,079

)

Net unrealized gains (losses)

16,362,040

18,317,370

178,933

689,536

53,405,003

79,601,399

6,285,095

9,451,816

101,559,961

154,987,387

Increase (Decrease) in net assets from

operations

$

16,232,081

$

14,171,724

$

132,882

$

543,665

$

6,178,504

$

29,878,804

$

5,097,904

$

7,740,189

$

32,066,330

$

82,190,641

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

518,508

$

330,336

$

80,085

$

155,065

$

1,206,380

$

964,939

$

13,376,230

$

19,109,076

$

3,941,067

$

2,884,118

Net transfers between Sub-Accounts and

Fixed Account

18,525,146

3,249,607

85,835

79,351

(5,445,466

)

(6,148,440

)

1,734,717

8,324,389

(14,435,588

)

9,564,741

Withdrawals, surrenders, annuitizations and

contract charges

(11,810,440

)

(7,427,403

)

(234,964

)

(156,342

)

(21,409,603

)

(19,674,522

)

(6,451,654

)

(2,625,362

)

(54,179,493

)

(41,024,285

)

Net accumulation activity

$

7,233,214

$

(3,847,460

)

$

(69,044

)

$

78,074

$

(25,648,689

)

$

(24,858,023

)

$

8,659,293

$

24,808,103

$

(64,674,014

)

$

(28,575,426

)

Annuitization Activity:

Annuitizations

$

6,399

$

4,002

$

$

$

10,426

$

69,527

$

$

10,566

$

8,462

$

3,329

Annuity payments and contract charges

(27,301

)

(19,347

)

(92,435

)

(83,643

)

(1,288

)

(318

)

(152,019

)

(168,324

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(18,317

)

(7,534

)

7,519

(28,648

)

(164

)

(45

)

(6,319

)

(12,319

)

Net annuitization activity

$

(39,219

)

$

(22,879

)

$

$

$

(74,490

)

$

(42,764

)

$

(1,452

)

$

10,203

$

(149,876

)

$

(177,314

)

Increase (Decrease) in net assets from contract

owner transactions

$

7,193,995

$

(3,870,339

)

$

(69,044

)

$

78,074

$

(25,723,179

)

$

(24,900,787

)

$

8,657,841

$

24,818,306

$

(64,823,890

)

$

(28,752,740

)

Increase (Decrease) in net assets

$

23,426,076

$

10,301,385

$

63,838

$

621,739

$

(19,544,675

)

$

4,978,017

$

13,755,745

$

32,558,495

$

(32,757,560

)

$

53,437,901

Net Assets:

Beginning of year

$

58,724,401

$

48,423,016

$

2,863,166

$

2,241,427

$

148,949,104

$

143,971,087

$

61,950,966

$

29,392,471

$

464,658,182

$

411,220,281

End of year

$

82,150,477

$

58,724,401

$

2,927,004

$

2,863,166

$

129,404,429

$

148,949,104

$

75,706,711

$

61,950,966

$

431,900,622

$

464,658,182

Unit Transactions:

Beginning of year

4,579,850

4,845,066

328,461

320,127

12,280,302

14,253,338

6,650,621

4,230,272

61,247,213

65,830,913

Purchased

37,830

36,979

9,099

18,534

123,429

115,442

1,231,656

1,815,023

505,522

444,048

Transferred between Sub-Accounts and Fixed

Accumulation Account

1,368,743

364,275

9,019

10,573

(470,780

)

(562,001

)

127,386

953,702

(2,109,901

)

783,949

Withdrawn, Surrendered and Annuitized

(779,764

)

(666,470

)

(27,039

)

(20,773

)

(1,575,667

)

(1,526,477

)

(732,078

)

(348,376

)

(6,742,689

)

(5,811,697

)

End of year

5,206,659

4,579,850

319,540

328,461

10,357,284

12,280,302

7,277,585

6,650,621

52,900,145

61,247,213

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFL

MIT

MC1

MCS

MCV

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(502,504

)

$

(339,828

)

$

(3,897,987

)

$

(2,775,141

)

$

(674,834

)

$

(338,188)

$

(1,181,128

)

$

(754,038

)

$

(354,360

)

$

(87,648

)

Net realized gains (losses)

(56,806

)

(1,305,227

)

(71,452,034

)

(111,624,541

)

101,715

(1,998,796)

(5,025,767

)

(11,809,739

)

1,407,912

109,718

Net unrealized gains (losses)

7,290,563

12,658,113

170,677,886

305,913,250

5,202,749

8,553,836

15,514,628

27,559,790

2,642,854

1,825,251

Increase (Decrease) in net assets from

operations

$

6,731,253

$

11,013,058

$

95,327,865

$

191,513,568

$

4,629,630

$

6,216,852

$

9,307,733

$

14,996,013

$

3,696,406

$

1,847,321

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

3,601,180

$

7,494,031

$

7,187,416

$

8,030,314

$

5,376,954

$

11,729,361

$

621,036

$

482,263

$

4,358,082

$

9,878,735

Net transfers between Sub-Accounts and

Fixed Account

2,622,170

7,856,344

(21,218,188

)

(25,737,703

)

2,442,000

6,014,607

9,935,957

27,329,950

2,713,313

3,614,888

Withdrawals, surrenders, annuitizations and

contract charges

(7,706,529

)

(3,386,317

)

(156,063,459

)

(132,067,375

)

(4,601,299

)

(1,749,898

)

(12,153,940

)

(6,563,851

)

(2,470,565

)

(366,921

)

Net accumulation activity

$

(1,483,179

)

$

11,964,058

$

(170,094,231

)

$

(149,774,764

)

$

3,217,655

$

15,994,070

$

(1,596,947

)

$

21,248,362

$

4,600,830

$

13,126,702

Annuitization Activity:

Annuitizations

$

$

28,281

$

279,385

$

132,708

$

$

1,033

$

$

$

$

1,086

Annuity payments and contract charges

(5,121

)

(1,378

)

(756,842

)

(793,105

)

(2,698

)

(1,286

)

(17,317

)

(6,882

)

(131

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(1,348

)

(298

)

53,367

(94,307

)

(596

)

(198

)

(10,171

)

(2,169

)

(21

)

Net annuitization activity

$

(6,469

)

$

26,605

$

(424,090

)

$

(754,704

)

$

(3,294

)

$

(451

)

$

(27,488

)

$

(9,051

)

$

(152

)

$

1,086

Increase (Decrease) in net assets from contract

owner transactions

$

(1,489,648

)

$

11,990,663

$

(170,518,321

)

$

(150,529,468

)

$

3,214,361

$

15,993,619

$

(1,624,435

)

$

21,239,311

$

4,600,678

$

13,127,788

Increase (Decrease) in net assets

$

5,241,605

$

23,003,721

$

(75,190,456

)

$

40,984,100

$

7,843,991

$

22,210,471

$

7,683,298

$

36,235,324

$

8,297,084

$

14,975,109

Net Assets:

Beginning of year

$

69,845,786

$

46,842,065

$

1,068,836,521

$

1,027,852,421

$

36,228,952

$

14,018,481

$

76,141,789

$

39,906,465

$

15,678,656

$

703,547

End of year

$

75,087,391

$

69,845,786

$

993,646,065

$

1,068,836,521

$

44,072,943

$

36,228,952

$

83,825,087

$

76,141,789

$

23,975,740

$

15,678,656

Unit Transactions:

Beginning of year

7,446,726

6,235,850

82,105,319

93,484,847

4,289,811

2,772,461

15,334,959

10,939,748

1,271,769

86,168

Purchased

310,603

751,719

657,486

798,958

470,119

1,071,503

120,668

139,189

342,282

861,442

Transferred between Sub-Accounts and Fixed

Accumulation Account

239,035

884,967

(1,529,257

)

(2,442,894

)

243,001

728,480

1,811,054

5,776,648

247,372

361,070

Withdrawn, Surrendered and Annuitized

(824,550

)

(425,810

)

(10,037,683

)

(9,735,592

)

(535,451

)

(282,633

)

(2,331,601

)

(1,520,626

)

(211,560

)

(36,911

)

End of year

7,171,814

7,446,726

71,195,865

82,105,319

4,467,480

4,289,811

14,935,080

15,334,959

1,649,863

1,271,769

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MM1

MMS

M1A

NWD

RE1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(906,539

)

$

(676,092

)

$

(1,758,917

)

$

(3,674,862

)

$

(639,620

)

$

(329,076

)

$

(2,421,502

)

$

(2,190,633

)

$

(169,946

)

$

(99,410

)

Net realized gains (losses)

119,535

(1,138,363

)

(8,962,200

)

(22,680,045

)

188,535

(321,294

)

Net unrealized gains (losses)

3,796,851

7,704,890

19,818,600

67,707,360

2,807,892

2,612,530

Increase (Decrease) in net assets from

operations

$

(906,539

)

$

(676,092

)

$

(1,758,917

)

$

(3,674,862

)

$

3,276,766

$

6,237,451

$

8,434,898

$

42,836,682

$

2,826,481

$

2,191,826

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

54,946,373

$

58,032,607

$

12,705,215

$

15,907,021

$

22,076,668

$

3,899,985

$

1,686,023

$

1,665,766

$

6,456,072

$

5,860,953

Net transfers between Sub-Accounts and

Fixed Account

950,350

(37,596,180

)

43,109,993

17,199,227

3,800,793

3,028,796

791,776

7,246,229

1,182,915

1,349,855

Withdrawals, surrenders, annuitizations and

contract charges

(19,325,824

)

(24,301,362

)

(158,917,830

)

(276,742,358

)

(3,852,973

)

(1,417,375

)

(22,935,413

)

(17,672,636

)

(1,505,345

)

(583,571

)

Net accumulation activity

$

36,570,899

$

(3,864,935

)

$

(103,102,622

)

$

(243,636,110

)

$

22,024,488

$

5,511,406

$

(20,457,614

)

$

(8,760,641

)

$

6,133,642

$

6,627,237

Annuitization Activity:

Annuitizations

$

74,787

$

127,011

$

6,154

$

42,391

$

1,806

$

$

$

26,620

$

$

Annuity payments and contract charges

(16,405

)

(15,883

)

(541,269

)

(583,818

)

(6,464

)

(3,638

)

(77,338

)

(61,262

)

(1,678

)

(1,505

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(1,676

)

(1,681

)

(30,445

)

(30,696

)

(1,059

)

(553

)

(20,610

)

(1,894

)

(221

)

(199

)

Net annuitization activity

$

56,706

$

109,447

$

(565,560

)

$

(572,123

)

$

(5,717

)

$

(4,191

)

$

(97,948

)

$

(36,536

)

$

(1,899

)

$

(1,704

)

Increase (Decrease) in net assets from contract

owner transactions

$

36,627,605

$

(3,755,488

)

$

(103,668,182

)

$

(244,208,233

)

$

22,018,771

$

5,507,215

$

(20,555,562

)

$

(8,797,177

)

$

6,131,743

$

6,625,533

Increase (Decrease) in net assets

$

35,721,066

$

(4,431,580

)

$

(105,427,099

)

$

(247,883,095

)

$

25,295,537

$

11,744,666

$

(12,120,664

)

$

34,039,505

$

8,958,224

$

8,817,359

Net Assets:

Beginning of year

$

48,317,367

$

52,748,947

$

333,687,915

$

581,571,010

$

28,856,139

$

17,111,473

$

176,434,664

$

142,395,159

$

15,941,604

$

7,124,245

End of year

$

84,038,433

$

48,317,367

$

228,260,816

$

333,687,915

$

54,151,676

$

28,856,139

$

164,314,000

$

176,434,664

$

24,899,828

$

15,941,604

Unit Transactions:

Beginning of year

4,896,722

5,279,063

27,710,277

47,957,226

3,069,941

2,530,871

17,567,342

18,934,627

1,658,552

998,378

Purchased

5,763,991

6,468,798

1,054,843

2,447,802

1,751,761

395,741

167,583

190,185

588,220

593,782

Transferred between Sub-Accounts and Fixed

Accumulation Account

51,736

(3,852,358

)

1,918,766

(19,628

)

329,473

328,344

20,443

388,361

105,648

144,234

Withdrawn, Surrendered and Annuitized

(2,079,142

)

(2,998,781

)

(11,549,700

)

(22,675,123

)

(443,261

)

(185,015

)

(2,156,810

)

(1,945,831

)

(139,465

)

(77,842

)

End of year

8,633,307

4,896,722

19,134,186

27,710,277

4,707,914

3,069,941

15,598,558

17,567,342

2,212,955

1,658,552

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RES

RG1

RGS

RI1

RIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(2,009,526

)

$

(2,353,463

)

$

(96,210

)

$

(67,660

)

$

(592,503

)

$

(439,347

)

$

(591,548

)

$

(154,725

)

$

(744,433

)

$

(525,487

)

Net realized gains (losses)

(53,492,425

)

(81,631,541

)

100,384

(199,076

)

(146,072

)

(4,201,674

)

1,184,242

373,853

(263,263

)

(5,789,289

)

Net unrealized gains (losses)

110,152,682

173,829,375

1,101,904

1,978,848

10,042,598

19,836,166

7,722,700

3,978,483

14,825,795

23,860,798

Increase (Decrease) in net assets from

operations

$

54,650,731

$

89,844,371

$

1,106,078

$

1,712,112

$

9,304,023

$

15,195,145

$

8,315,394

$

4,197,611

$

13,818,099

$

17,546,022

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

3,128,492

$

2,969,474

$

297,625

$

302,283

$

512,063

$

725,560

$

25,144,516

$

15,933,874

$

689,518

$

481,955

Net transfers between Sub-Accounts and

Fixed Account

(16,034,379

)

(24,427,338

)

201,963

959,349

4,512,930

7,029,371

1,384,484

1,653,575

6,946,934

(539,581

)

Withdrawals, surrenders, annuitizations and

contract charges

(74,406,357

)

(61,080,270

)

(616,532

)

(494,876

)

(11,303,299

)

(7,272,231

)

(2,144,942

)

(513,088

)

(9,449,782

)

(5,997,849

)

Net accumulation activity

$

(87,312,244

)

$

(82,538,134

)

$

(116,944

)

$

766,756

$

(6,278,306

)

$

482,700

$

24,384,058

$

17,074,361

$

(1,813,330

)

$

(6,055,475

)

Annuitization Activity:

Annuitizations

$

29,105

$

22,920

$

$

$

444

$

17,199

$

$

$

$

Annuity payments and contract charges

(358,056

)

(309,729

)

(27,884

)

(28,605

)

(26,630

)

(18,742

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(63,835

)

(20,096

)

(8,067

)

(5,011

)

(6,715

)

1,040

Net annuitization activity

$

(392,786

)

$

(306,905

)

$

$

$

(35,507

)

$

(16,417

)

$

$

$

(33,345

)

$

(17,702

)

Increase (Decrease) in net assets from contract

owner transactions

$

(87,705,030

)

$

(82,845,039

)

$

(116,944

)

$

766,756

$

(6,313,813

)

$

466,283

$

24,384,058

$

17,074,361

$

(1,846,675

)

$

(6,073,177

)

Increase (Decrease) in net assets

$

(33,054,299

)

$

6,999,332

$

989,134

$

2,478,868

$

2,990,210

$

15,661,428

$

32,699,452

$

21,271,972

$

11,971,424

$

11,472,845

Net Assets:

Beginning of year

$

449,074,479

$

442,075,147

$

8,883,437

$

6,404,569

$

77,446,938

$

61,785,510

$

27,027,191

$

5,755,219

$

73,292,770

$

61,819,925

End of year

$

416,020,180

$

449,074,479

$

9,872,571

$

8,883,437

$

80,437,148

$

77,446,938

$

59,726,643

$

27,027,191

$

85,264,194

$

73,292,770

Unit Transactions:

Beginning of year

34,114,618

40,346,263

919,450

836,210

7,761,504

7,794,225

2,221,110

688,316

7,413,002

8,305,636

Purchased

261,887

324,329

27,875

35,282

48,461

106,739

1,933,352

1,421,520

65,123

55,820

Transferred between Sub-Accounts and Fixed

Accumulation Account

(1,187,915

)

(1,996,106

)

18,387

109,522

403,741

683,863

101,497

168,533

625,608

(222,241

)

Withdrawn, Surrendered and Annuitized

(4,773,654

)

(4,559,868

)

(60,513

)

(61,564

)

(1,042,590

)

(823,323

)

(210,677

)

(57,259

)

(874,852

)

(726,213

)

End of year

28,414,936

34,114,618

905,199

919,450

7,171,116

7,761,504

4,045,282

2,221,110

7,228,881

7,413,002

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

SG1

SGS

SI1

SIS

SVS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(640,484

)

$

(196,915

)

$

(665,050

)

$

(591,845

)

$

997,670

$

429,838

$

2,176,605

$

1,902,359

$

(142,279

)

$

(66,806

)

Net realized gains (losses)

341,221

(240,196

)

(4,127,724

)

(9,877,635

)

(125,834

)

246,158

1,549,825

843,234

489,287

69,732

Net unrealized gains (losses)

2,072,041

3,005,665

6,865,302

19,664,620

313,853

1,084,036

301,180

3,919,210

1,158,881

1,057,089

Increase (Decrease) in net assets from

operations

$

1,772,778

$

2,568,554

$

2,072,528

$

9,195,140

$

1,185,689

$

1,760,032

$

4,027,610

$

6,664,803

$

1,505,889

$

1,060,015

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

9,815,055

$

18,766,736

$

540,893

$

250,428

$

1,492,016

$

3,737,841

$

560,505

$

410,357

$

632,783

$

3,275,853

Net transfers between Sub-Accounts and

Fixed Account

2,118,549

3,811,198

135,787

3,967,601

2,888,470

4,307,486

4,764,398

11,258,457

1,656,063

3,140,801

Withdrawals, surrenders, annuitizations and

contract charges

(2,567,528

)

(854,946

)

(5,224,190

)

(4,113,269

)

(2,384,491

)

(1,866,058

)

(10,907,440

)

(8,229,241

)

(510,005

)

(378,017

)

Net accumulation activity

$

9,366,076

$

21,722,988

$

(4,547,510

)

$

104,760

$

1,995,995

$

6,179,269

$

(5,582,537

)

$

3,439,573

$

1,778,841

$

6,038,637

Annuitization Activity:

Annuitizations

$

$

2,073

$

32,681

$

$

$

14,712

$

$

$

$

Annuity payments and contract charges

(233

)

(19,900

)

(17,013

)

(3,044

)

(1,680

)

(22,295

)

(28,026

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(35

)

(1,117

)

(3,048

)

(374

)

(217

)

2,339

(7,990

)

Net annuitization activity

$

(268

)

$

2,073

$

11,664

$

(20,061

)

$

(3,418

)

$

12,815

$

(19,956

)

$

(36,016

)

$

$

Increase (Decrease) in net assets from contract

owner transactions

$

9,365,808

$

21,725,061

$

(4,535,846

)

$

84,699

$

1,992,577

$

6,192,084

$

(5,602,493

)

$

3,403,557

$

1,778,841

$

6,038,637

Increase (Decrease) in net assets

$

11,138,586

$

24,293,615

$

(2,463,318

)

$

9,279,839

$

3,178,266

$

7,952,116

$

(1,574,883

)

$

10,068,360

$

3,284,730

$

7,098,652

Net Assets:

Beginning of year

$

29,290,904

$

4,997,289

$

47,472,900

$

38,193,061

$

20,856,822

$

12,904,706

$

66,281,500

$

56,213,140

$

8,170,754

$

1,072,102

End of year

$

40,429,490

$

29,290,904

$

45,009,582

$

47,472,900

$

24,035,088

$

20,856,822

$

64,706,617

$

66,281,500

$

11,455,484

$

8,170,754

Unit Transactions:

Beginning of year

2,600,189

729,461

7,977,749

8,056,046

1,775,616

1,211,192

5,366,035

5,060,468

696,940

131,129

Purchased

827,887

1,593,753

90,349

51,622

127,100

343,202

43,997

56,543

49,432

298,582

Transferred between Sub-Accounts and Fixed

Accumulation Account

155,498

377,518

(2,179

)

629,295

227,333

391,838

354,585

954,090

142,960

306,034

Withdrawn, Surrendered and Annuitized

(232,356

)

(100,543

)

(858,911

)

(759,214

)

(199,457

)

(170,616

)

(842,458

)

(705,066

)

(41,825

)

(38,805

)

End of year

3,351,218

2,600,189

7,207,008

7,977,749

1,930,592

1,775,616

4,922,159

5,366,035

847,507

696,940

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

TE1

TEC

MFJ

TRS

MFE

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004

2003

Operations:

Net investment income (loss)

$

(57,465

)

$

(38,011

)

$

(367,575

)

$

(295,496

)

$

1,531,107

$

1,921,484

$

15,702,503

$

27,263,640

$

36,573

$

151,689

Net realized gains (losses)

34,555

(230,089

)

(663,384

)

(7,240,439

)

2,407,433

(1,057,332

)

(20,020,396

)

(60,957,845

)

482,410

(349,041

)

Net unrealized gains (losses)

(15,790

)

1,072,638

812,190

14,242,468

28,801,554

23,274,477

137,018,543

236,151,786

4,588,617

3,783,446

Increase (Decrease) in net assets from

operations

$

(38,700

)

$

804,538

$

(218,769

)

$

6,706,533

$

32,740,094

$

24,138,629

$

132,700,650

$

202,457,581

$

5,107,600

$

3,586,094

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

297,415

$

412,838

$

289,563

$

187,720

$

184,300,712

$

76,292,905

$

10,312,424

$

12,429,427

$

2,616,415

$

1,905,667

Net transfers between Sub-Accounts and

Fixed Account

(424,857

)

1,524,944

(2,188,011

)

9,251,164

8,808,295

21,399,392

40,976,217

40,400,723

2,304,956

2,045,084

Withdrawals, surrenders, annuitizations and

contract charges

(295,831

)

(154,715

)

(3,152,821

)

(1,818,090

)

(24,356,025

)

(11,071,540

)

(230,320,844

)

(218,858,960

)

(1,690,896

)

(952,974

)

Net accumulation activity

$

(423,273

)

$

1,783,067

$

(5,051,269

)

$

7,620,794

$

168,752,982

$

86,620,757

$

(179,032,203

)

$

(166,028,810

)

$

3,230,475

$

2,997,777

Annuitization Activity:

Annuitizations

$

$

$

$

$

277,467

$

$

401,245

$

785,380

$

$

Annuity payments and contract charges

(7,517

)

(1,475

)

(17,723

)

(6,726)

(1,803,867

)

(1,769,772

)

(2,943

)

(2,495

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(106

)

(513

)

440

(831

)

(37,891

)

(248,336

)

(496

)

(358

)

Net annuitization activity

$

$

$

(7,623

)

$

(1,988

)

$

260,184

$

(7,557

)

$

(1,440,513

)

$

(1,232,728

)

$

(3,439

)

$

(2,853

)

Increase (Decrease) in net assets from contract

owner transactions

$

(423,273

)

$

1,783,067

$

(5,058,892

)

$

7,618,806

$

169,013,166

$

86,613,200

$

(180,472,716

)

$

(167,261,538

)

$

3,227,036

$

2,994,924

Increase (Decrease) in net assets

$

(461,973

)

$

2,587,605

$

(5,277,661

)

$

14,325,339

$

201,753,260

$

110,751,829

$

(47,772,066

)

$

35,196,043

$

8,334,636

$

6,581,018

Net Assets:

Beginning of year

$

4,095,386

$

1,507,781

$

28,352,273

$

14,026,934

$

231,480,462

$

120,728,633

$

1,465,467,127

$

1,430,271,084

$

15,912,021

$

9,331,003

End of year

$

3,633,413

$

4,095,386

$

23,074,612

$

28,352,273

$

433,233,722

$

231,480,462

$

1,417,695,061

$

1,465,467,127

$

24,246,657

$

15,912,021

Unit Transactions:

Beginning of year

547,602

292,860

8,298,127

5,811,547

21,048,945

13,048,289

77,917,832

86,032,615

1,653,827

1,391,497

Purchased

38,276

59,244

88,325

81,880

15,477,966

7,098,199

537,644

861,400

167,198

174,904

Transferred between Sub-Accounts and Fixed

Accumulation Account

(63,324

)

219,682

(766,661

)

3,042,212

726,826

2,076,015

2,361,050

2,604,520

161,915

210,153

Withdrawn, Surrendered and Annuitized

(40,300

)

(24,184

)

(944,183

)

(637,512

)

(2,191,075

)

(1,173,558

)

(10,694,189

)

(11,580,703

)

(159,259

)

(122,727

)

End of year

482,254

547,602

6,675,608

8,298,127

35,062,662

21,048,945

70,122,337

77,917,832

1,823,681

1,653,827

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

UTS

MV1

MVS

OCA

OGG

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004

2003

2004

2003

2004 (d)

2003

Operations:

Net investment income (loss)

$

1,354,733

$

3,894,552

$

(506,469

)

$

(114,649

)

$

(447,682

)

$

494,628

$

(452,641

)

$

(95,841

)

$

(41,680

)

$

Net realized gains (losses)

(15,998,478

)

(34,868,231

)

1,801,920

(737,209

)

3,245,993

(8,673,684

)

480,811

41,956

3,887

Net unrealized gains (losses)

80,291,938

96,937,403

11,973,853

14,296,536

38,044,549

64,798,302

1,254,974

1,583,897

745,676

Increase (Decrease) in net assets from

operations

$

65,648,193

$

65,963,724

$

13,269,304

$

13,444,678

$

40,842,860

$

56,619,246

$

1,283,144

$

1,530,012

$

707,883

$

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

2,477,340

$

1,624,278

$

19,812,349

$

21,313,485

$

2,448,980

$

2,015,025

$

8,853,620

$

16,798,971

$

2,907,918

$

Net transfers between Sub-Accounts and

Fixed Account

3,978,397

(547,273

)

7,954,183

5,664,245

32,140,078

18,557,744

2,120,983

2,234,379

2,754,966

Withdrawals, surrenders, annuitizations and

contract charges

(36,593,002

)

(27,757,435

)

(6,437,809

)

(3,740,057

)

(47,238,117

)

(34,154,190

)

(1,900,300

)

(293,019

)

(68,877

)

Net accumulation activity

$

(30,137,265

)

$

(26,680,430

)

$

21,328,723

$

23,237,673

$

(12,649,059

)

$

(13,581,421

)

$

9,074,303

$

18,740,331

$

5,594,007

$

Annuitization Activity:

Annuitizations

$

16,580

$

39,900

$

8,290

$

$

$

4,989

$

$

2,113

$

$

Annuity payments and contract charges

(156,501

)

(120,896

)

(4,027

)

(3,254

)

(109,310

)

(82,579)

(2,054

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(30,370

)

(27,322

)

(545

)

(444

)

(24,206

)

(3,618

)

(290

)

(15

)

Net annuitization activity

$

(170,291

)

$

(108,318

)

$

3,718

$

(3,698

)

$

(133,516

)

$

(81,208

)

$

(2,344

)

$

2,098

$

$

Increase (Decrease) in net assets from contract

owner transactions

$

(30,307,556

)

$

(26,788,748

)

$

21,332,441

$

23,233,975

$

(12,782,575

)

$

(13,662,629

)

$

9,071,959

$

18,742,429

$

5,594,007

$

Increase (Decrease) in net assets

$

35,340,637

$

39,174,976

$

34,601,745

$

36,678,653

$

28,060,285

$

42,956,617

$

10,355,103

$

20,272,441

$

6,301,890

$

Net Assets:

Beginning of year

$

249,989,394

$

210,814,418

$

83,091,042

$

46,412,389

$

304,199,758

$

261,243,141

$

20,450,955

$

178,514

$

$

End of year

$

285,330,031

$

249,989,394

$

117,692,787

$

83,091,042

$

332,260,043

$

304,199,758

$

30,806,058

$

20,450,955

$

6,301,890

$

Unit Transactions:

Beginning of year

20,380,385

22,902,575

7,717,616

5,567,204

23,811,669

25,236,732

1,528,490

16,503

Purchased

191,990

182,991

1,683,086

2,046,690

186,359

216,673

648,675

1,358,804

268,926

Transferred between Sub-Accounts and Fixed

Accumulation Account

164,852

(341,093

)

592,768

538,804

2,352,438

1,444,226

148,604

178,172

253,328

Withdrawn, Surrendered and Annuitized

(2,383,412

)

(2,364,088

)

(582,063

)

(435,082

)

(3,494,957

)

(3,085,962

)

(147,145

)

(24,989

)

(7,466

)

End of year

18,353,815

20,380,385

9,411,407

7,717,616

22,855,509

23,811,669

2,178,624

1,528,490

514,788

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

OMG

OMS

PMB

PLD

PRR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

2004 (d)

2003

2004 (d)

2003

2004

2003

Operations:

Net investment income (loss)

$

(895,481

)

$

(34,359

)

(103,691

)

$

(24,487

)

16,283

$

(270,357

)

$

(136,781

)

$

(8,514

)

Net realized gains (losses)

153,319

21,795

284,044

41,750

81,358

339,862

819,357

220,167

Net unrealized gains (losses)

7,428,657

631,310

851,847

507,499

28,734

(99,763

)

497,969

49,262

Increase (Decrease) in net assets from

operations

$

6,686,495

$

618,746

1,032,200

$

524,762

126,375

$

(30,258

)

$

1,180,545

$

260,915

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

93,297,844

$

3,848,081

3,144,768

$

1,706,303

931,961

$

108,028,818

$

9,651,868

$

6,227,680

Net transfers between Sub-Accounts and

Fixed Account

10,840,790

1,763,434

959,837

1,059,352

680,879

13,722,573

2,689,335

4,546,111

Withdrawals, surrenders, annuitizations and

contract charges

(2,420,844

)

(45,586

)

(350,677

)

(60,516

)

(155,352

)

(3,210,803

)

(1,375,035

)

(325,202

)

Net accumulation activity

$

101,717,790

$

5,565,929

3,753,928

$

2,705,139

1,457,488

$

118,540,588

$

10,966,168

$

10,448,589

Annuitization Activity:

Annuitizations

$

30,827

$

$

$

158,841

$

$

Annuity payments and contract charges

(1,122

)

(4,858

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

(229

)

(733

)

Net annuitization activity

$

29,476

$

$

$

153,250

$

$

Increase (Decrease) in net assets from contract

owner transactions

$

101,747,266

$

5,565,929

3,753,928

$

2,705,139

1,457,488

$

118,693,838

$

10,966,168

$

10,448,589

Increase (Decrease) in net assets

$

108,433,761

$

6,184,675

4,786,128

$

3,229,901

1,583,863

$

118,663,580

$

12,146,713

$

10,709,504

Net Assets:

Beginning of year

$

6,365,427

$

180,752

3,383,961

$

154,060

$

$

11,220,537

$

511,033

End of year

$

114,799,188

$

6,365,427

8,170,089

$

3,383,961

1,583,863

$

118,663,580

$

23,367,250

$

11,220,537

Unit Transactions:

Beginning of year

509,155

17,855

236,889

15,242

997,936

48,547

Purchased

7,638,555

336,577

213,715

139,812

62,430

10,932,711

834,759

573,591

Transferred between Sub-Accounts and Fixed

Accumulation Account

855,202

158,717

63,572

86,566

44,630

1,368,992

232,036

413,422

Withdrawn, Surrendered and Annuitized

(316,077

)

(3,994

)

(24,478

)

(4,731

)

(10,204

)

(450,328

)

(121,759

)

(37,624

)

End of year

8,686,835

509,155

489,698

236,889

96,856

11,851,375

1,942,972

997,936

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

PTR

SSA

IGB

SRE

SC3

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Period Ended

Year Ended

Period Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2004

2003

2004 (d)

2003

2004 (d)

2003

2004 (d)

2003

2004

2003

Operations:

Net investment income (loss)

$

(1,305

)

$

105,739

$

(4,913

)

$

$

11,572

$

$

(162,071

)

$

$

(38,422

)

$

(74,648

)

Net realized gains (losses)

710,032

235,031

83,921

(12,804

)

117,675

1,458,668

76,053

Net unrealized gains (losses)

470,014

(2,544

)

22,403

9,833

3,489,553

3,043,794

1,320,631

Increase (Decrease) in net assets from

operations

$

1,178,741

$

338,226

$

101,411

$

$

8,601

$

$

3,445,157

$

$

4,464,040

$

1,322,036

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

13,529,712

$

24,733,325

$

744,980

$

$

1,333,158

$

$

17,917,099

$

$

2,538,811

$

9,548,296

Net transfers between Sub-Accounts and

Fixed Account

2,141,659

10,242,843

279,702

(546,352

)

198,893

(463,897

)

1,921,189

Withdrawals, surrenders, annuitizations and

contract charges

(3,581,246

)

(746,641

)

(15,227

)

(101,281

)

(567,032

)

(1,029,732

)

(229,896

)

Net accumulation activity

$

12,090,125

$

34,229,527

$

1,009,455

$

$

685,525

$

$

17,548,960

$

$

1,045,182

$

11,239,589

Annuitization Activity:

Annuitizations

$

43,626

$

2,025

$

$

$

$

$

737

$

$

$

1,068

Annuity payments and contract charges

(3,051

)

(362

)

(55

)

(1,114

)

Net transfers between Sub-Accounts

Adjustments to annuity reserves

62

(59

)

(4

)

(183

)

(8

)

Net annuitization activity

$

40,637

$

1,604

$

$

$

$

$

678

$

$

(1,297

)

$

1,060

Increase (Decrease) in net assets from contract

owner transactions

$

12,130,762

$

34,231,131

$

1,009,455

$

$

685,525

$

$

17,549,638

$

$

1,043,885

$

11,240,649

Increase (Decrease) in net assets

$

13,309,503

$

34,569,357

$

1,110,866

$

$

694,126

$

$

20,994,795

$

$

5,507,925

$

12,562,685

Net Assets:

Beginning of year

$

36,064,300

$

1,494,943

$

$

$

$

$

$

$

12,836,641

$

273,956

End of year

$

49,373,803

$

36,064,300

$

1,110,866

$

$

694,126

$

$

20,994,795

$

$

18,344,566

$

12,836,641

Unit Transactions:

Beginning of year

3,385,657

144,063

960,307

27,198

Purchased

1,272,151

2,361,300

74,388

135,987

1,758,246

185,843

790,306

Transferred between Sub-Accounts and Fixed

Accumulation Account

184,512

960,611

27,622

(56,028

)

17,681

(28,007

)

162,385

Withdrawn, Surrendered and Annuitized

(350,879

)

(80,317

)

(2,071

)

(12,758

)

(82,776

)

(71,272

)

(19,582

)

End of year

4,491,441

3,385,657

99,939

67,201

1,693,151

1,046,871

960,307

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and Regatta Masters VII contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust").  With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and the Regatta Masters VII contracts the funds include Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Level 1

Level 2

Level 3

Level 4

Level 5

Level 6

Level 7

Level 8

Level 9

Regatta contracts

1.25%

Regatta Gold contracts

1.25%

Regatta Classic contracts

1.00%

Regatta Platinum contracts

1.25%

Regatta Extra contracts

1.30%

1.45%

1.55%

1.70%

Regatta Choice contracts

0.85%

1.00%

1.10%

1.15%

1.25%

1.40%

Regatta Access contracts

1.00%

1.15%

1.25%

1.40%

1.50%

1.65%

Regatta Flex 4 contracts

0.95%

1.10%

1.20%

1.35%

1.45%

1.60%

Regatta Flex II contracts

1.30%

1.50%

1.55%

1.70%

1.75%

1.90%

1.95%

2.15%

Regatta Choice II contracts

1.05%

1.25%

1.30%

1.45%

1.50%

1.65%

1.70%

1.90%

Regatta Masters Extra contracts

1.40%

1.60%

1.65%

1.80%

1.85%

2.00%

2.05%

2.25%

Regatta Masters Choice contracts

1.05%

1.25%

1.30%

1.45%

1.50%

1.65%

1.70%

1.90%

Regatta Masters Access contracts

1.35%

1.55%

1.60%

1.75%

1.80%

1.95%

Regatta Masters Flex contracts

1.30%

1.50%

1.55%

1.70%

1.75%

1.90%

1.95%

2.15%

Regatta Masters IV contracts

1.25%

1.30%

1.35%

1.45%

1.50%

1.55%

1.60%

1.65%

1.75%

Regatta Masters VII contracts

1.00%

1.10%

1.20%

1.25%

1.30%

1.35%

1.40%

1.50%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates.  In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2004, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

Contract Charges

Surrender Charges

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (FMS)

$4,126

$12,481

Templeton Growth Securities Fund Class 2 (FTG)

40

954

Templeton International Securities Fund (FTI)

14,329

130,731

Franklin Value Securities Fund (FVS)

4,905

37,435

Lord Abbett Series Fund, Inc.

All Value Portfolio (LAV)

85

17,381

Growth & Income Portfolio (LA1)

15,786

144,867

Growth Opportunities (LA9)

605

5,940

Mid-Cap Value (LA2)

6,292

39,548

MFS/Sun Life Series Trust:

Bond S Class (MF7)

34,053

241,337

Bond Series (BDS)

105,423

329,818

Capital Appreciation S Class (MFD)

20,619

133,222

Capital Appreciation Series (CAS)

671,035

591,823

Capital Opportunities S Class (CO1)

12,522

67,424

Capital Opportunities Series (COS)

283,781

283,813

Emerging Growth S Class (MFF)

13,791

41,926

Emerging Growth Series (EGS)

549,637

137,354

Emerging Markets Equity S Class (EM1)

4,364

40,673

Emerging Markets Equity Series (EME)

47,422

78,679

Global Asset Allocation S Class (GA1)

Global Asset Allocation Series (GAA)

Global Governments S Class (GG1)

2,790

12,554

Global Governments Series (GGS)

55,344

75,630

Global Growth S Class (GG2)

5,018

45,454

Global Growth Series (GGR)

159,326

327,515

Global Telecommunications S Class (GT1)

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Contract Charges

Surrender Charges

MFS/Sun Life Series Trust - continued

Global Telecommunications Series (GTS)

Global Total Return S Class (GT2)

7,403

23,814

Global Total Return Series (GTR)

119,066

83,890

Government Securities S Class (MFK)

56,089

762,454

Government Securities Series (GSS)

334,393

1,381,041

High Yield S Class (MFC)

42,222

232,415

High Yield Series (HYS)

218,188

511,943

International Growth S Class (IG1)

11,505

148,747

International Growth Series (IGS)

106,778

125,388

International Investors Trust S Class (MI1)

3,015

119,681

International Investors Trust Series (MII)

52,376

30,661

Managed Sectors S Class (MS1)

2,502

8,317

Managed Sectors Series (MSS)

199,407

152,104

Massachusetts Investors Growth Stock S Class (M1B)

39,804

428,768

Massachusetts Investors Growth Stock Series (MIS)

468,171

779,866

Massachusetts Investors Trust S Class (MFL)

38,500

524,195

Massachusetts Investors Trust Series (MIT)

960,389

2,301,318

Mid Cap Growth S Class (MC1)

32,719

163,299

Mid Cap Growth Series (MCS)

70,862

37,509

Mid Cap Value S Class (MCV)

14,095

94,312

Money Market S Class (MM1)

40,591

326,517

Money Market Series (MMS)

306,057

1,708,502

New Discovery S Class (M1A)

22,571

330,705

New Discovery Series (NWD)

154,926

379,647

Research S Class (RE1)

11,762

46,820

Research Series (RES)

508,793

189,795

Research Growth and Income S Class (RG1)

5,779

28,205

Research Growth and Income Series (RGS)

65,451

102,859

Research International S Class (RI1)

20,680

88,901

Research International Series (RIS)

52,662

178,461

Strategic Growth S Class (SG1)

21,227

136,202

Strategic Growth Series (SGS)

48,384

37,788

Strategic Income S Class (SI1)

12,261

90,205

Strategic Income Series (SIS)

37,179

183,426

Strategic Value S Class (SVS)

5,259

8,832

Technology S Class (TE1)

3,958

12,265

Technology Series (TEC)

33,053

55,986

Total Return S Class (MFJ)

133,814

833,454

Total Return Series (TRS)

1,031,998

2,009,655

Utilities S Class (MFE)

12,546

98,985

Utilities Series (UTS)

250,399

479,027

Value S Class (MV1)

48,300

241,312

Value Series (MVS)

195,629

475,337

Oppenheimer Variable Account Funds

Capital Appreciation Fund (OCA)

11,650

106,745

Global Securities Fund (OGG)

120

679

Main St. Growth and Income (OMG)

4,697

78,808

Main St. Small Cap Growth Fund (OMS)

2,947

16,322

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio (PMB)

67

9,794

Low Duration Portfolio (PLD)

1,150

69,128

Real Return Bond Portfolio (PRR)

7,737

31,739

Total Return Bond Portfolio (PTR)

19,214

167,616

Sun Capital Advisers Trust

All Cap S Class (SSA)

10

543

Investment Grade Bond S Class (IGB)

109

94

Real Estate Fund S Class (SRE)

87

35,685

Real Estate Fund (SC3)

13,492

50,748

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Extra, and Regatta Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Regatta Masters IV and Regatta Masters VII, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2004:

 Purchases

Sales

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (FMS)

$

9,845,564

$

1,575,223

Templeton Growth Securities Fund Class 2 (FTG)

3,136,635

528,243

Templeton International Securities Fund (FTI)

87,487,257

3,048,039

Franklin Value Securities Fund (FVS)

7,273,378

1,936,472

Lord Abbett Series Fund, Inc.

All Value Portfolio (LAV)

4,282,772

627,527

Growth & Income Portfolio (LA1)

92,073,784

2,786,856

Growth Opportunities (LA9)

12,620,242

478,899

Mid-Cap Value (LA2)

31,775,537

1,750,694

MFS/Sun Life Series Trust:

Bond S Class (MF7)

24,711,452

16,497,032

Bond Series (BDS)

25,570,737

57,686,255

Capital Appreciation S Class (MFD)

4,348,911

4,614,133

Capital Appreciation Series (CAS)

13,405,639

118,599,587

Capital Opportunities S Class (CO1)

2,876,663

3,021,886

Capital Opportunities Series (COS)

5,504,856

53,937,303

Emerging Growth S Class (MFF)

4,404,247

2,680,526

Emerging Growth Series (EGS)

9,587,802

87,285,376

Emerging Markets Equity S Class (EM1)

2,368,918

2,358,149

Emerging Markets Equity Series (EME)

12,888,872

13,605,903

Global Asset Allocation S Class (GA1)

Global Asset Allocation Series (GAA)

Global Governments S Class (GG1)

1,586,961

1,941,930

Global Governments Series (GGS)

13,405,509

16,725,361

Global Growth S Class (GG2)

1,398,771

1,433,290

Global Growth Series (GGR)

6,681,750

39,545,858

Global Telecommunications S Class (GT1)

Global Telecommunications Series (GTS)

Global Total Return S Class (GT2)

2,741,119

1,607,180

Global Total Return Series (GTR)

17,248,268

28,274,793

Government Securities S Class (MFK)

70,213,704

30,523,763

Government Securities Series (GSS)

44,723,166

150,776,441

High Yield S Class (MFC)

47,876,477

38,490,728

High Yield Series (HYS)

42,382,624

80,214,605

International Growth S Class (IG1)

3,050,931

3,223,009

International Growth Series (IGS)

14,284,781

20,409,683

International Investors Trust S Class (MI1)

2,600,474

1,813,731

International Investors Trust Series (MII)

18,735,537

11,979,012

Managed Sectors S Class (MS1)

224,928

337,705

Managed Sectors Series (MSS)

2,018,818

29,578,496

Massachusetts Investors Growth Stock S Class (M1B)

19,675,001

12,151,433

Massachusetts Investors Growth Stock Series (MIS)

13,916,228

84,743,775

Massachusetts Investors Trust S Class (MFL)

10,590,070

12,580,874

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

 Purchases

 Sales

MFS/Sun Life Series Trust - continued

Massachusetts Investors Trust Series (MIT)

$

23,485,407

$

197,955,082

Mid Cap Growth S Class (MC1)

11,639,715

9,099,952

Mid Cap Growth Series (MCS)

18,101,780

20,897,173

Mid Cap Value S Class (MCV)

9,164,831

4,470,095

Money Market S Class (MM1)

109,785,012

74,062,276

Money Market Series (MMS)

117,306,695

222,703,350

New Discovery S Class (M1A)

28,047,101

6,666,892

New Discovery Series (NWD)

15,467,512

38,423,967

Research S Class (RE1)

8,733,961

2,771,942

Research Series (RES)

9,447,323

99,098,047

Research Growth and Income S Class (RG1)

1,317,514

1,530,668

Research Growth and Income Series (RGS)

9,574,863

16,473,112

Research International S Class (RI1)

29,109,629

5,317,117

Research International Series (RIS)

12,271,710

14,856,104

Strategic Growth S Class (SG1)

13,989,621

5,264,263

Strategic Growth Series (SGS)

5,416,319

10,616,099

Strategic Income S Class (SI1)

16,176,704

13,186,084

Strategic Income Series (SIS)

12,700,702

16,128,928

Strategic Value S Class (SVS)

3,041,534

1,207,032

Technology S Class (TE1)

667,642

1,148,378

Technology Series (TEC)

3,302,431

8,728,792

Total Return S Class (MFJ)

210,234,878

39,691,043

Total Return Series (TRS)

73,011,661

237,743,983

Utilities S Class (MFE)

7,398,769

4,134,664

Utilities Series (UTS)

16,003,599

44,926,054

Value S Class (MV1)

34,738,183

13,911,666

Value Series (MVS)

36,539,904

49,745,955

Oppenheimer Variable Account Funds

Capital Appreciation Fund (OCA)

11,772,349

3,152,743

Global Securities Fund (OGG)

5,723,999

171,672

Main St. Growth and Income (OMG)

102,716,739

1,864,726

Main St. Small Cap Growth Fund (OMS)

4,657,277

1,007,038

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio (PMB)

1,712,360

160,815

Low Duration Portfolio (PLD)

120,990,395

2,222,816

Real Return Bond Portfolio (PRR)

15,169,956

3,656,191

Total Return Bond Portfolio (PTR)

22,104,623

9,280,174

Sun Capital Advisers Trust

All Cap S Class (SSA)

1,196,857

110,028

Investment Grade Bond S Class (IGB)

1,731,153

1,034,058

Real Estate Fund S Class (SRE)

19,198,805

1,811,233

Real Estate Fund (SC3)

4,842,692

3,218,388

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

FMS

December 31, 2004

1,146,446

$11.1069

to

13.9198

$

15,778,515

0.75

%

1.25

to

2.30

%

10.03

to

36.01

%

December 31, 2003

489,937

12.2638

to

12.5282

6,110,725

0.78

1.35

to

2.30

22.52

to

24.84

December 31, 2002 (b)

35,337

10.1163

to

10.1476

357,959

1.35

to

2.30

1.16

to

1.48

FTG

December 31, 2004 (d)

185,270

11.4492

to

15.8060

2,822,852

1.01

1.25

to

2.30

14.49

to

58.06

FTI

December 31, 2004

8,240,520

11.6449

to

15.1080

120,369,576

1.01

1.25

to

2.55

15.50

to

49.57

December 31, 2003

1,734,535

12.3883

to

12.9673

21,780,367

0.81

1.35

to

2.55

23.88

to

30.42

December 31, 2002 (b)

109,241

9.5923

to

9.6281

1,049,989

1.35

to

2.30

(4.08

)

to

(3.72

)

FVS

December 31, 2004

784,791

11.8836

to

16.6555

12,898,583

0.18

1.25

to

2.30

18.84

to

61.77

December 31, 2003

403,105

13.3363

to

13.6440

5,464,413

0.16

1.35

to

2.30

29.35

to

35.96

December 31, 2002 (b)

20,281

10.4355

to

10.4678

211,927

1.35

to

2.30

4.35

to

4.68

LAV

December 31, 2004 (d)

344,432

11.6270

to

11.8619

4,063,023

0.73

1.25

to

2.30

16.27

to

18.62

LA1

December 31, 2004

8,986,821

11.4511

to

15.3996

133,211,678

1.31

1.25

to

2.55

9.77

to

41.70

December 31, 2003

2,488,679

11.9130

to

13.8575

33,267,291

1.89

1.35

to

2.55

19.13

to

38.08

December 31, 2002 (b)

33,508

10.6887

to

10.7219

358,622

4.77

1.35

to

2.30

6.89

to

7.22

LA9

December 31, 2004 (d)

1,203,674

11.0616

to

12.1119

13,428,847

1.25

to

2.55

10.62

to

21.12

LA2

December 31, 2004

2,592,930

11.8315

to

16.0827

40,628,899

0.51

1.25

to

2.55

18.32

to

59.07

December 31, 2003

437,574

12.4540

to

13.1433

5,685,572

1.01

1.35

to

2.30

21.95

to

30.97

December 31, 2002 (b)

26,664

10.6397

to

10.6794

284,181

3.92

1.35

to

2.30

6.40

to

6.79

MF7

December 31, 2004

6,078,648

10.4393

to

12.3943

72,842,791

5.91

1.00

to

2.55

3.20

to

5.01

December 31, 2003

5,706,413

10.1154

to

11.8211

65,794,236

4.22

1.00

to

2.55

1.15

to

17.93

December 31, 2002

3,399,082

10.5580

to

10.9115

36,841,435

3.50

1.00

to

2.10

5.58

to

8.81

December 31, 2001 (a)

1,039,445

10.0563

to

10.0810

10,465,489

1.15

to

1.85

0.01

to

0.81

BDS

December 31, 2004

11,381,676

13.3189

to

14.5404

161,562,164

6.19

1.15

to

1.85

4.28

to

5.04

December 31, 2003

14,515,463

12.7592

to

13.8771

196,808,905

5.07

1.15

to

1.85

2.20

to

31.19

December 31, 2002

16,672,091

11.8359

to

12.8247

209,295,113

3.62

1.00

to

1.85

7.56

to

8.50

December 31, 2001

14,562,283

10.9924

to

11.8661

169,138,563

3.26

1.00

to

1.85

5.79

to

6.71

MFD

December 31, 2004

3,522,979

8.7952

to

14.6624

32,971,898

1.00

to

2.10

8.23

to

43.43

December 31, 2003

3,536,749

8.0892

to

13.3964

30,045,935

1.00

to

2.30

19.28

to

33.68

December 31, 2002

3,163,343

6.4212

to

10.5642

20,470,534

0.15

1.00

to

2.10

(33.81

)

to

5.64

December 31, 2001 (a)

1,178,384

9.7010

to

9.7249

11,446,860

1.15

to

1.85

(2.99

)

to

(2.75

)

CAS

December 31, 2004

41,868,827

5.4557

to

27.1281

564,955,111

0.06

1.00

to

1.85

8.96

to

9.91

December 31, 2003

47,654,629

5.0044

to

24.7780

612,259,795

1.00

to

1.85

(48.81

)

to

27.42

December 31, 2002

53,276,821

3.9494

to

19.5203

560,298,723

0.17

1.00

to

1.85

(80.74

)

to

(33.06

)

December 31, 2001

64,553,284

5.9333

to

32.0464

1,061,993,683

0.36

1.00

to

1.85

(26.71

)

to

(26.07

)

CO1

December 31, 2004

1,675,705

8.9826

to

14.9448

16,686,864

0.29

1.10

to

2.25

9.98

to

16.04

December 31, 2003

1,740,370

8.1338

to

13.4434

15,053,183

0.14

1.10

to

2.30

24.90

to

34.15

December 31, 2002

1,659,796

6.4740

to

10.6299

10,868,241

0.06

1.10

to

2.30

(31.83

)

to

6.30

December 31, 2001 (a)

707,598

9.4967

to

9.5218

6,728,752

1.10

to

1.85

(5.03

)

to

(4.80

)

COS

December 31, 2004

26,220,995

5.8264

to

16.8061

245,462,968

0.49

1.00

to

1.85

10.70

to

11.67

December 31, 2003

31,162,190

5.2469

to

15.1086

265,953,050

0.36

1.00

to

1.85

25.93

to

27.02

December 31, 2002

36,579,889

4.1530

to

11.9403

248,530,711

0.09

1.00

to

1.85

(31.68

)

to

(31.09

)

December 31, 2001

49,296,039

6.0616

to

17.3945

494,301,507

1.00

to

1.85

(26.32

)

to

(25.71)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

MFF

December 31, 2004

1,863,783

$ 8.9127

to

15.1566

$

18,305,802

%

1.00

to

2.25

%

(8.26

)

to

48.99

%

December 31, 2003

1,705,653

8.0389

to

13.5806

14,517,814

1.15

to

2.25

22.48

to

35.52

December 31, 2002

1,550,123

6.2456

to

10.4817

9,746,182

1.15

to

1.90

(35.57

)

to

4.82

December 31, 2001 (a)

526,836

9.6936

to

9.7174

5,113,096

1.15

to

1.85

(3.06

)

to

(2.83

)

EGS

December 31, 2004

37,868,174

4.6166

to

19.3335

375,214,309

1.00

to

1.85

11.14

to

12.11

December 31, 2003

44,118,674

4.1517

to

17.3125

407,376,323

1.00

to

1.85

29.06

to

30.18

December 31, 2002

50,696,788

3.2151

to

13.3500

370,438,018

1.00

to

1.85

(35.40

)

to

(34.83

)

December 31, 2001

65,948,379

4.9741

to

20.5656

763,479,404

1.00

to

1.85

(35.80

)

to

(35.24

)

EM1

December 31, 2004

340,870

15.5229

to

19.1577

6,301,071

0.84

1.15

to

1.85

24.53

to

25.42

December 31, 2003

336,533

12.4202

to

15.2823

4,983,507

0.39

1.15

to

2.05

24.20

to

52.82

December 31, 2002

204,949

9.8964

to

10.1593

2,036,932

1.18

1.15

to

1.85

(3.93

)

to

1.59

December 31, 2001 (a)

36,622

10.3013

to

10.3266

377,616

1.15

to

1.85

3.01

to

3.27

EME

December 31, 2004

3,707,620

14.2359

to

16.7834

57,029,517

1.02

1.00

to

1.85

24.82

to

25.91

December 31, 2003

3,765,936

11.4049

to

13.3776

46,170,963

0.59

1.00

to

1.85

18.65

to

51.08

December 31, 2002

3,685,145

7.6143

to

8.8861

30,076,632

1.24

1.00

to

1.85

(3.75

)

to

(2.92

)

December 31, 2001

3,800,561

7.9111

to

9.1857

31,963,479

1.00

to

1.85

(2.88

)

to

(2.03

)

GA1

December 31, 2004 (#)

December 31, 2003

5.19

December 31, 2002

210,153

7.7172

to

8.9612

1,874,220

2.98

1.15

to

1.85

(8.64

)

to

(7.97

)

December 31, 2001 (a)

51,398

9.7382

to

9.7621

501,186

1.15

to

1.85

(2.62

)

to

(2.38

)

GAA

December 31, 2004 (#)

December 31, 2003

5.62

December 31, 2002

4,636,581

7.7172

to

14.6922

60,754,310

3.47

1.15

to

1.85

(8.85

)

to

(8.20

)

December 31, 2001

5,837,945

8.4423

to

16.0044

84,504,987

5.02

1.15

to

1.85

(10.61

)

to

(9.96

)

GG1

December 31, 2004

340,389

13.0273

to

14.9250

4,820,154

12.26

1.15

to

1.85

7.76

to

49.25

December 31, 2003

408,658

12.0336

to

13.7443

5,349,433

5.62

1.15

to

1.85

13.17

to

37.44

December 31, 2002

344,004

10.5848

to

11.5577

3,969,895

1.15

to

2.05

5.85

to

18.91

December 31, 2001 (a)

17,109

9.6962

to

9.7200

166,093

1.15

to

1.85

(3.04

)

to

(2.80

)

GGS

December 31, 2004

3,280,149

14.3527

to

20.2232

56,460,907

12.59

1.00

to

1.85

(8.36

)

to

8.96

December 31, 2003

3,854,620

13.2874

to

18.6329

61,738,804

5.37

1.00

to

1.85

2.95

to

36.10

December 31, 2002

4,610,834

11.7112

to

16.3444

64,709,568

1.00

to

1.85

18.39

to

19.25

December 31, 2001

3,647,399

9.8795

to

13.7399

44,882,046

1.15

to

1.85

(3.96

)

to

(3.11

)

GG2

December 31, 2004

614,351

11.4406

to

15.6639

7,740,130

0.31

1.00

to

2.10

12.98

to

14.25

December 31, 2003

615,859

10.1003

to

13.7376

6,778,114

0.26

1.00

to

2.30

5.11

to

37.38

December 31, 2002

468,329

7.6154

to

10.2750

3,713,489

0.25

1.00

to

1.85

(21.15

)

to

2.75

December 31, 2001 (a)

140,349

9.6585

to

9.6823

1,357,130

1.15

to

1.85

(3.41

)

to

(3.18

)

GGR

December 31, 2004

9,885,010

7.9081

to

23.9533

165,248,378

0.48

1.00

to

1.85

(13.15

)

to

14.29

December 31, 2003

11,683,281

6.9659

to

21.0097

175,751,261

0.49

1.15

to

1.85

32.94

to

33.90

December 31, 2002

13,695,036

5.2372

to

15.7288

157,722,758

0.28

1.15

to

1.85

(20.86

)

to

(20.29

)

December 31, 2001

17,723,668

6.6146

to

19.7806

260,751,103

0.71

1.15

to

1.85

(21.18

)

to

(20.61

)

GT1

December 31, 2004 (#)

December 31, 2003

December 31, 2002

66,336

5.5809

to

6.8170

372,982

1.15

to

1.85

(40.69

)

to

(31.83

)

December 31, 2001 (a)

24,957

9.4099

to

9.4331

235,015

1.15

to

1.85

(5.90

)

to

(5.67

)

GTS

December 31, 2004 (#)

December 31, 2003

December 31, 2002

555,343

2.4709

to

2.6057

1,390,888

1.15

to

1.85

(40.61

)

to

(40.18

)

December 31, 2001

662,983

4.1415

to

4.3653

2,777,404

0.06

1.15

to

1.85

(42.62

)

to

(42.19

)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(#) Fund closed in prior year

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

GT2

December 31, 2004

1,049,400

$13.2252

to

14.5915

$

14,165,553

2.33

%

1.15

to

2.05

%

14.47

to

36.33

%

December 31, 2003

965,835

11.5294

to

12.6366

11,304,042

2.14

1.15

to

2.05

17.92

to

26.37

December 31, 2002

575,530

9.5864

to

9.6983

5,544,326

1.70

1.00

to

1.85

(1.45

)

to

(0.60

)

December 31, 2001 (a)

151,199

9.7279

to

9.7518

1,472,798

1.15

to

1.85

(2.72

)

to

(2.48

)

GTR

December 31, 2004

8,363,603

12.5796

to

23.8232

160,297,490

2.50

1.15

to

1.85

14.94

to

15.78

December 31, 2003

8,836,494

10.9384

to

20.6270

151,229,262

2.10

1.15

to

1.85

11.31

to

21.58

December 31, 2002

5,490,465

9.0578

to

17.0082

76,987,347

1.91

1.15

to

1.85

(1.26

)

to

(0.54

)

December 31, 2001

5,780,805

9.1687

to

17.1432

84,171,649

4.19

1.15

to

1.85

(7.93

)

to

(7.26

)

MFK

December 31, 2004

15,785,190

9.9252

to

11.3535

169,069,438

5.19

1.00

to

2.55

0.86

to

13.54

December 31, 2003

12,383,782

9.8364

to

11.0490

131,892,096

3.98

1.10

to

2.55

(1.64

)

to

10.49

December 31, 2002

8,558,119

10.2092

to

10.9594

93,288,471

3.90

1.00

to

2.30

2.09

to

8.34

December 31, 2001 (a)

2,355,604

10.0990

to

10.1238

23,818,975

1.15

to

1.85

0.99

to

1.24

GSS

December 31, 2004

26,991,543

12.0756

to

19.0953

406,733,201

5.63

1.00

to

1.85

1.84

to

2.72

December 31, 2003

35,262,145

11.8457

to

18.6615

521,823,973

4.70

1.00

to

1.85

0.26

to

1.13

December 31, 2002

50,577,174

11.8031

to

18.5247

743,720,269

4.46

1.00

to

1.85

7.77

to

8.71

December 31, 2001

43,557,072

10.9408

to

20.2862

595,911,760

5.36

1.00

to

1.85

5.45

to

6.37

MFC

December 31, 2004

7,034,638

10.6489

to

13.6280

92,066,666

6.45

1.00

to

2.55

6.49

to

30.23

December 31, 2003

6,699,213

10.8910

to

12.6501

81,254,026

8.01

1.10

to

2.55

8.91

to

26.50

December 31, 2002

3,266,770

9.9081

to

10.6087

32,604,716

9.43

1.00

to

2.25

0.07

to

6.09

December 31, 2001 (a)

838,150

9.8665

to

9.8907

8,280,487

1.15

to

1.85

(1.34

)

to

(1.09

)

HYS

December 31, 2004

17,473,238

11.8536

to

22.9531

267,795,978

7.78

1.00

to

1.85

7.51

to

8.45

December 31, 2003

21,115,563

11.0197

to

21.2473

302,952,628

8.99

1.00

to

1.85

19.20

to

20.23

December 31, 2002

20,985,015

9.2403

to

17.7408

257,293,833

10.19

1.00

to

1.85

0.80

to

1.67

December 31, 2001

24,640,912

9.1623

to

17.5162

301,095,084

9.61

1.00

to

1.85

(0.14

)

to

0.73

IG1

December 31, 2004

1,328,474

12.9450

to

16.3494

17,567,913

0.38

1.00

to

2.05

16.14

to

17.21

December 31, 2003

1,333,889

11.1229

to

13.9554

15,049,223

0.54

1.15

to

2.05

16.03

to

39.06

December 31, 2002

1,265,240

8.1908

to

10.2091

10,427,953

0.64

1.15

to

1.85

(14.25

)

to

2.09

December 31, 2001

326,874

9.4853

to

9.5087

3,104,040

1.15

to

1.85

(5.15

)

to

(4.91

)

IGS

December 31, 2004

9,969,224

10.3519

to

13.9724

119,165,042

0.56

1.00

to

1.85

16.73

to

17.75

December 31, 2003

10,442,087

8.8633

to

11.8829

106,629,189

0.75

1.00

to

1.85

36.10

to

37.28

December 31, 2002

11,708,342

6.5089

to

8.6679

87,260,895

0.56

1.00

to

1.85

(13.52

)

to

(12.77

)

December 31, 2001

13,618,628

7.5216

to

9.9505

116,926,690

0.71

1.00

to

1.85

(34.69

)

to

(18.28

)

MI1

December 31, 2004

464,476

14.1533

to

17.0802

6,685,849

0.67

1.15

to

1.85

25.37

to

26.27

December 31, 2003

399,293

11.2888

to

13.5336

4,572,074

0.68

1.15

to

1.85

18.45

to

34.95

December 31, 2002

253,434

8.6349

to

10.2839

2,198,379

0.97

1.15

to

1.85

(7.70

)

to

2.84

December 31, 2001 (a)

45,114

9.3555

to

9.3785

422,349

1.15

to

1.85

(6.45

)

to

(6.21

)

MII

December 31, 2004

5,206,659

12.2041

to

19.0416

82,150,477

0.73

1.00

to

1.85

25.65

to

27.60

December 31, 2003

4,579,850

9.7077

to

15.0821

58,724,401

1.02

1.15

to

1.85

31.16

to

32.11

December 31, 2002

4,845,066

7.3979

to

11.4447

48,423,016

0.81

1.15

to

1.85

(7.68

)

to

(7.01

)

December 31, 2001

5,653,736

8.0095

to

12.3381

61,526,355

1.98

1.15

to

1.85

(14.32

)

to

(6.98

)

MS1

December 31, 2004

319,540

8.9250

to

13.8392

2,927,004

1.00

to

1.85

4.47

to

5.38

December 31, 2003

328,461

8.5432

to

13.1598

2,863,166

1.00

to

1.85

(6.68

)

to

31.60

December 31, 2002

320,127

6.9685

to

10.6549

2,241,427

1.00

to

1.85

(27.52

)

to

6.55

December 31, 2001 (a)

78,580

9.6140

to

9.6377

756,187

1.15

to

1.85

(3.86

)

to

(3.62

)

MSS

December 31, 2004

10,357,284

4.8965

to

21.9386

129,404,429

0.04

1.15

to

1.85

4.71

to

5.48

December 31, 2003

12,280,302

4.6761

to

20.8512

148,949,104

1.15

to

1.85

22.97

to

23.86

December 31, 2002

14,253,338

3.8027

to

16.8759

143,971,087

1.15

to

1.85

(77.23

)

to

(26.83

)

December 31, 2001

18,605,449

5.2351

to

27.4680

262,609,717

1.15

to

1.85

(36.72

)

to

(36.26

)

(a)  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

M1B

December 31, 2004

7,277,585

$ 8.9065

to

13.4550

$

75,706,711

%

1.00

to

2.55

%

6.56

to

20.35

%

December 31, 2003

6,650,621

8.2983

to

12.4536

61,950,966

1.00

to

2.55

(12.58

)

to

24.09

December 31, 2002

4,230,272

6.8823

to

10.2607

29,392,471

0.12

1.00

to

2.10

(29.45

)

to

2.61

December 31, 2001

1,419,642

9.7550

to

9.7807

13,864,858

1.10

to

1.85

(2.45

)

to

(2.21

)

MIS

December 31, 2004

52,900,145

5.9002

to

10.4204

431,900,622

0.07

1.00

to

1.85

7.58

to

8.51

December 31, 2003

61,247,213

5.4818

to

9.6165

464,658,182

1.00

to

1.85

21.11

to

22.15

December 31, 2002

65,830,913

4.5242

to

7.8833

411,220,281

0.15

1.00

to

1.85

(29.39

)

to

(28.78

)

December 31, 2001

82,854,696

6.4040

to

11.0839

733,044,616

0.11

1.00

to

1.85

(26.29

)

to

(25.65

)

MFL

December 31, 2004

7,171,814

9.8134

to

13.9709

75,087,391

0.83

1.00

to

2.25

9.22

to

38.35

December 31, 2003

7,446,726

8.9484

to

12.6555

69,845,786

0.92

1.00

to

2.30

(7.58

)

to

26.11

December 31, 2002

6,235,850

7.4454

to

10.4607

46,842,065

0.95

1.00

to

2.10

(22.85

)

to

4.61

December 31, 2001 (a)

1,960,395

9.6506

to

9.6760

18,941,390

1.15

to

1.85

(3.49

)

to

(3.26

)

MIT

December 31, 2004

71,195,865

8.1222

to

28.5811

993,646,065

1.03

1.00

to

1.85

9.91

to

10.86

December 31, 2003

82,105,319

7.3861

to

25.8800

1,068,836,521

1.14

1.00

to

1.85

20.56

to

21.61

December 31, 2002

93,484,847

6.1232

to

21.3640

1,027,852,421

1.03

1.00

to

1.85

(22.69

)

to

(22.01

)

December 31, 2001

114,934,813

7.9158

to

27.5009

1,672,347,859

0.81

1.00

to

1.85

(17.30

)

to

(16.58

)

MC1

December 31, 2004

4,467,480

7.5470

to

16.3597

44,072,943

1.00

to

2.55

11.36

to

13.14

December 31, 2003

4,289,811

6.7284

to

14.4891

36,228,952

1.00

to

2.55

(23.84

)

to

44.89

December 31, 2002

2,772,461

4.9917

to

10.6720

14,018,481

1.00

to

2.25

(48.15

)

to

6.72

December 31, 2001 (a)

723,935

9.6268

to

9.6505

6,977,776

1.15

to

1.85

(3.73

)

to

(3.50

)

MCS

December 31, 2004

14,935,080

5.3057

to

5.6681

83,825,087

1.15

to

1.85

12.50

to

13.32

December 31, 2003

15,334,959

4.7114

to

5.0019

76,141,789

1.15

to

1.85

35.33

to

36.31

December 31, 2002

10,939,748

3.4780

to

3.6695

39,906,465

1.15

to

1.85

(48.14

)

to

(47.76

)

December 31, 2001

10,773,649

6.6995

to

7.0246

75,425,977

0.07

1.15

to

1.85

(24.62

)

to

(24.06

)

MCV

December 31, 2004

1,649,863

12.0488

to

16.2981

23,975,740

1.15

to

2.55

18.64

to

58.65

December 31, 2003

1,271,769

10.1039

to

13.5495

15,678,656

0.03

1.15

to

2.55

1.04

to

35.01

December 31, 2002 (c)

86,168

7.8310

to

10.3969

703,547

1.15

to

2.05

(21.69

)

to

3.97

MM1

December 31, 2004

8,633,307

9.5804

to

9.9889

84,038,433

0.64

1.00

to

2.55

(4.20

)

to

(0.11

)

December 31, 2003

4,896,722

9.7496

to

9.9778

48,317,367

0.38

1.00

to

2.55

(2.50

)

to

(0.63

)

December 31, 2002

5,279,063

9.9247

to

10.0406

52,748,947

1.00

1.00

to

2.10

(0.85

)

to

0.01

December 31, 2001 (a)

2,033,294

10.0094

to

10.0340

20,484,394

0.52

1.15

to

1.85

0.09

to

0.34

MMS

December 31, 2004

19,134,186

10.0645

to

13.3052

228,260,816

0.80

1.00

to

1.85

(1.04

)

to

(0.19

)

December 31, 2003

27,710,277

10.1449

to

13.3815

333,687,915

0.64

1.00

to

1.85

(1.23

)

to

(0.38

)

December 31, 2002

47,957,226

10.2453

to

13.4839

581,571,010

1.26

1.00

to

1.85

(55.73

)

to

0.26

December 31, 2001

53,824,814

10.2809

to

15.0699

654,496,482

3.49

1.00

to

1.85

1.85

to

2.74

M1A

December 31, 2004

4,707,914

9.2786

to

14.5596

54,151,676

1.00

to

2.55

4.74

to

44.18

December 31, 2003

3,069,941

8.8358

to

13.7450

28,856,139

1.00

to

2.30

(11.64

)

to

37.45

December 31, 2002

2,530,871

6.6917

to

10.2978

17,111,473

1.00

to

2.05

(34.89

)

to

2.98

December 31, 2001 (a)

744,162

10.2864

to

10.3117

7,664,202

1.15

to

1.85

2.86

to

3.12

NWD

December 31, 2004

15,598,558

7.3969

to

14.5325

164,314,000

1.00

to

1.85

5.49

to

6.41

December 31, 2003

17,567,342

6.9904

to

13.6762

176,434,664

1.00

to

1.85

32.79

to

33.94

December 31, 2002

18,934,627

5.2482

to

10.2251

142,395,159

1.00

to

1.85

(34.69

)

to

(34.13

)

December 31, 2001

20,720,859

8.0117

to

15.5437

238,495,660

1.00

to

1.85

(8.76

)

to

(6.20

)

RE1

December 31, 2004

2,212,955

9.8168

to

14.7062

24,899,828

0.76

1.10

to

2.10

13.05

to

17.40

December 31, 2003

1,658,552

8.6571

to

12.8834

15,941,604

0.54

1.10

to

2.15

(10.21

)

to

28.38

December 31, 2002

998,378

7.0555

to

10.4308

7,124,245

0.39

1.10

to

2.05

(26.73

)

to

4.31

December 31, 2001 (a)

322,046

9.6300

to

9.6554

3,105,571

1.10

to

1.85

(3.70

)

to

(3.46

)

(a)  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c)  For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

RES

December 31, 2004

28,414,936

$ 6.7673

to

22.1793

$

416,020,180

0.93

%

1.15

to

1.85

%

13.68

to

14.51

%

December 31, 2003

34,114,618

5.9499

to

19.4171

449,074,479

0.86

1.15

to

1.85

(39.13

)

to

23.89

December 31, 2002

40,346,263

4.8348

to

15.7110

442,075,147

0.42

1.00

to

1.85

(26.53

)

to

(25.99

)

December 31, 2001

52,722,243

6.5771

to

21.2818

797,021,574

0.03

1.15

to

1.85

(22.86

)

to

(22.29

)

RG1

December 31, 2004

905,199

10.6715

to

14.8441

9,872,571

0.47

1.10

to

2.05

7.77

to

13.03

December 31, 2003

919,450

9.5333

to

13.1465

8,883,437

0.59

1.10

to

2.05

(4.67

)

to

30.72

December 31, 2002

836,210

7.6204

to

10.4365

6,404,569

0.67

1.10

to

1.85

(23.54

)

to

4.37

December 31, 2001 (a)

317,814

9.9056

to

9.9300

3,151,992

1.10

to

1.85

(0.94

)

to

(0.70

)

RGS

December 31, 2004

7,171,116

9.2426

to

13.8656

80,437,148

0.67

1.00

to

1.85

(0.74

)

to

13.32

December 31, 2003

7,761,504

8.2069

to

12.2587

77,446,938

0.77

1.15

to

1.85

25.50

to

26.41

December 31, 2002

7,794,225

6.5327

to

9.7214

61,785,510

0.71

1.15

to

1.85

(22.86

)

to

(22.30

)

December 31, 2001

8,941,881

8.4599

to

12.5421

92,120,442

0.43

1.15

to

1.85

(12.56

)

to

(11.92

)

RI1

December 31, 2004

4,045,282

11.8126

to

15.9581

59,726,643

0.38

1.15

to

2.55

17.87

to

56.10

December 31, 2003

2,221,110

10.6762

to

13.3535

27,027,191

0.26

1.15

to

2.55

12.63

to

33.25

December 31, 2002

688,316

8.1535

to

10.1312

5,755,219

0.28

1.15

to

2.10

(13.67

)

to

1.31

December 31, 2001 (a)

269,147

9.4009

to

9.4240

2,533,532

1.15

to

1.85

(5.99

)

to

(5.76

)

RIS

December 31, 2004

7,228,881

9.8769

to

17.3169

85,264,194

0.48

1.15

to

1.85

18.95

to

19.82

December 31, 2003

7,413,002

8.2779

to

14.4526

73,292,770

0.61

1.15

to

1.85

31.38

to

32.34

December 31, 2002

8,305,636

6.2814

to

10.9211

61,819,925

0.26

1.15

to

1.85

(13.12

)

to

(12.49

)

December 31, 2001

9,379,991

7.2078

to

12.4795

79,918,982

0.83

1.15

to

1.85

(19.29

)

to

(18.70

)

SG1

December 31, 2004

3,351,218

8.6962

to

14.7251

40,429,490

1.00

to

2.55

3.86

to

5.51

December 31, 2003

2,600,189

8.3133

to

13.9839

29,290,904

1.00

to

2.55

(10.25

)

to

39.84

December 31, 2002

729,461

6.6667

to

11.1313

4,997,289

1.00

to

2.05

(31.44

)

to

11.31

December 31, 2001 (a)

204,017

9.7238

to

9.7478

1,985,914

1.15

to

1.85

(2.76

)

to

(2.52

)

SGS

December 31, 2004

7,207,008

5.5648

to

7.3502

45,009,582

1.00

to

1.85

4.84

to

5.75

December 31, 2003

7,977,749

5.3050

to

6.9772

47,472,900

1.00

to

1.85

25.18

to

26.25

December 31, 2002

8,056,046

4.2359

to

5.5475

38,193,061

1.00

to

1.85

(31.40

)

to

(30.80

)

December 31, 2001

10,790,691

6.1712

to

9.7341

73,896,639

1.00

to

1.85

(26.04

)

to

(25.39

)

SI1

December 31, 2004

1,930,592

12.0538

to

12.6752

24,035,088

5.67

1.15

to

2.25

5.40

to

23.75

December 31, 2003

1,775,616

11.4507

to

11.8921

20,856,822

4.05

1.15

to

2.25

10.17

to

17.28

December 31, 2002

1,211,192

10.4234

to

10.6959

12,904,706

3.83

1.00

to

2.30

4.23

to

6.23

December 31, 2001 (a)

256,166

10.0643

to

10.0890

2,581,663

1.15

to

1.85

0.64

to

0.89

SIS

December 31, 2004

4,922,159

12.6404

to

13.4491

64,706,617

4.80

1.15

to

1.85

6.04

to

6.81

December 31, 2003

5,366,035

11.9144

to

12.5915

66,281,500

4.48

1.15

to

1.85

10.80

to

11.60

December 31, 2002

5,060,468

10.7476

to

11.2823

56,213,140

4.38

1.00

to

1.85

5.50

to

6.26

December 31, 2001

4,516,487

10.1823

to

10.6172

47,304,649

3.32

1.00

to

1.85

1.43

to

17.49

SVS

December 31, 2004

847,507

11.1803

to

15.8984

11,455,484

0.23

1.15

to

2.25

13.64

to

57.06

December 31, 2003

696,940

9.6926

to

13.6640

8,170,754

0.09

1.15

to

2.30

(3.07

)

to

36.64

December 31, 2002 (c)

131,129

7.8014

to

10.8817

1,072,102

1.15

to

2.10

(21.99

)

to

8.82

TE1

December 31, 2004

482,254

7.3009

to

15.8084

3,633,413

1.15

to

1.85

0.07

to

0.79

December 31, 2003

547,602

7.2956

to

15.6925

4,095,386

1.15

to

2.05

(25.82

)

to

56.48

December 31, 2002

292,860

5.1135

to

10.9267

1,507,781

1.15

to

1.85

(47.37

)

to

9.27

December 31, 2001 (a)

97,036

9.7162

to

9.7402

943,990

1.15

to

1.85

(2.84

)

to

(2.60

)

TEC

December 31, 2004

6,675,608

3.2606

to

3.6344

23,074,612

1.15

to

1.85

0.54

to

1.27

December 31, 2003

8,298,127

3.2398

to

3.5893

28,352,273

1.00

to

2.50

42.71

to

43.74

December 31, 2002

5,811,547

2.2680

to

2.5067

14,026,934

1.00

to

1.85

(46.99

)

to

(46.53

)

December 31, 2001

7,440,220

4.2737

to

4.6876

33,859,676

0.02

1.00

to

1.85

(40.00

)

to

(39.48

)

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c)   For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

MFJ

December 31, 2004

35,062,662

$10.9007

to

13.3545

$

433,233,722

2.17

%

1.00

to

2.55

%

8.36

to

32.09

%

December 31, 2003

21,048,945

10.2866

to

12.1619

231,480,462

2.74

1.00

to

2.50

2.87

to

20.93

December 31, 2002

13,048,289

9.0028

to

10.5361

120,728,633

2.87

1.00

to

2.30

(9.97

)

to

5.36

December 31, 2001 (a)

3,047,596

9.9469

to

9.9714

30,354,276

-

1.15

to

1.85

(0.53

)

to

(0.29

)

TRS

December 31, 2004

70,122,337

11.9625

to

30.2533

1,417,695,061

2.52

1.00

to

1.85

9.40

to

10.35

December 31, 2003

77,917,832

10.9232

to

27.5211

1,465,467,127

3.35

1.00

to

1.85

14.98

to

15.98

December 31, 2002

86,032,615

9.4901

to

23.8208

1,430,271,084

3.22

1.00

to

1.85

(68.81

)

to

(6.66

)

December 31, 2001

92,999,406

10.2447

to

30.7555

1,718,764,462

3.41

1.00

to

1.85

(1.36

)

to

(0.64

)

MFE

December 31, 2004

1,823,681

11.3020

to

19.1479

24,246,657

1.74

1.00

to

2.25

21.17

to

89.62

December 31, 2003

1,653,827

8.8571

to

14.9068

15,912,021

2.77

1.00

to

2.30

5.51

to

49.07

December 31, 2002

1,391,497

6.6338

to

11.0847

9,331,003

3.74

1.00

to

2.05

(25.56

)

to

10.85

December 31, 2001 (a)

605,177

8.9110

to

8.9330

5,400,088

1.15

to

1.85

(10.89

)

to

(10.67

)

UTS

December 31, 2004

18,353,815

9.3039

to

29.1618

285,330,031

1.95

1.15

to

1.85

27.96

to

28.89

December 31, 2003

20,380,385

7.2490

to

22.6819

249,989,394

3.17

1.15

to

1.85

33.74

to

34.71

December 31, 2002

22,902,575

5.4038

to

16.8792

210,814,418

3.79

1.00

to

1.85

(25.26

)

to

(24.72

)

December 31, 2001

32,768,627

7.2083

to

22.4771

406,075,169

3.81

1.00

to

1.85

(25.72

)

to

(25.18

)

MV1

December 31, 2004

9,411,407

11.3265

to

14.7447

117,692,787

1.14

1.00

to

2.55

12.24

to

46.02

December 31, 2003

7,717,616

10.0399

to

12.9572

83,091,042

1.35

1.00

to

2.55

0.40

to

29.11

December 31, 2002

5,567,204

8.2070

to

10.4844

46,412,389

0.75

1.00

to

2.10

(17.93

)

to

4.84

December 31, 2001 (a)

1,683,747

9.7757

to

9.8015

16,478,083

1.10

to

1.85

(2.24

)

to

(1.98

)

MVS

December 31, 2004

22,855,509

11.4346

to

16.0188

332,260,043

1.30

1.00

to

1.85

13.38

to

35.09

December 31, 2003

23,811,669

10.0749

to

14.0264

304,199,758

1.63

1.15

to

1.85

23.00

to

23.89

December 31, 2002

25,236,732

8.1828

to

11.3216

261,243,141

0.83

1.00

to

1.85

(15.18

)

to

(14.44

)

December 31, 2001

23,493,630

9.6370

to

13.2508

283,811,117

0.50

1.00

to

1.85

(9.21

)

to

8.42

OCA

December 31, 2004

2,178,624

12.2953

to

14.6981

30,806,058

0.22

1.25

to

2.55

3.89

to

43.60

December 31, 2003

1,528,490

11.8349

to

13.9752

20,450,955

0.02

1.35

to

2.55

18.35

to

39.26

December 31, 2002 (b)

16,503

10.8085

to

10.8398

178,514

1.35

to

2.05

8.09

to

8.40

OGG

December 31, 2004 (d)

514,788

12.1774

to

12.3035

6,301,890

0.10

1.25

to

2.30

21.77

to

23.04

OMG

December 31, 2004

8,686,835

11.1107

to

13.6327

114,799,188

0.25

1.25

to

2.55

6.63

to

34.84

December 31, 2003

509,155

11.8023

to

12.6618

6,365,427

0.19

1.35

to

2.30

18.02

to

25.99

December 31, 2002 (b)

17,855

9.5579

to

10.1512

180,752

1.35

to

2.25

(4.42

)

to

1.51

OMS

December 31, 2004

489,698

15.2353

to

16.9475

8,170,089

1.25

to

2.30

16.49

to

67.01

December 31, 2003

236,889

13.7917

to

14.4153

3,383,961

1.35

to

2.30

37.92

to

43.64

December 31, 2002 (b)

15,242

10.0990

to

10.1304

154,060

1.35

to

2.10

0.99

to

1.30

PMB

December 31, 2004 (d)

96,856

15.8431

to

16.7115

1,583,863

4.20

1.25

to

2.25

58.43

to

67.11

PLD

December 31, 2004 (d)

11,851,375

9.9261

to

10.0564

118,663,580

1.46

1.25

to

2.55

(0.74

)

to

0.56

PRR

December 31, 2004

1,942,972

10.2697

to

12.1722

23,367,250

1.04

1.25

to

2.30

2.70

to

20.98

December 31, 2003

997,936

11.1063

to

11.3288

11,220,537

1.66

1.35

to

2.30

6.57

to

12.97

December 31, 2002 (b)

48,547

10.5171

to

10.5497

511,033

3.18

1.35

to

2.10

5.17

to

5.50

PTR

December 31, 2004

4,491,441

10.1448

to

11.1480

49,373,803

1.90

1.25

to

2.55

1.45

to

3.47

December 31, 2003

3,385,657

9.9532

to

10.7740

36,064,300

2.54

1.35

to

2.55

(0.47

)

to

7.59

December 31, 2002 (b)

144,063

10.3584

to

10.4113

1,494,943

3.71

1.35

to

2.25

3.58

to

4.11

SSA

December 31, 2004 (d)

99,939

11.0730

to

11.1712

1,110,866

0.09

1.25

to

2.30

10.73

to

12.78

(a)  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b)  For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit

Investment

Fair Value

Income

Expense Ratio

Total Return

Units

lowest to highest

Net Assets

Ratio*

lowest to highest**

lowest to highest***

IGB

December 31, 2004 (d)

67,201

$

10.2282

to

10.3705

$

694,126

4.32

%

1.25

to

2.30

%

2.28

to

3.71

%

SRE

December 31, 2004 (d)

1,693,151

12.3194

to

12.4577

20,994,795

1.25

to

2.55

23.19

to

24.58

SC3

December 31, 2004

1,046,871

15.7675

to

18.5935

18,344,566

1.68

1.25

to

2.55

29.91

to

31.52

December 31, 2003

960,307

12.1371

to

14.1883

12,836,641

1.35

to

2.55

21.37

to

41.88

December 31, 2002 (b)

27,198

10.0602

to

10.0914

273,956

34.66

1.35

to

2.10

0.60

to

0.91

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)

The following Financial Statements are included in the Registration Statement:


A.

Condensed Financial Information - Accumulation Unit Values

(Part A)

B.

Financial Statements of the Depositor (Part B)

Audited:

1.

Consolidated Statements of Income, Years Ended December 31, 2004, 2003 and 2002;

2.

Consolidated Balance Sheets, December 31, 2004 and 2003,

3.

Consolidated Statements of Comprehensive Income, Years Ended December 31, 2004, 2003 and 2002

4.

Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2004, 2003 and 2002;

5.

Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002;

6.

Notes to Consolidated Financial Statements; and

7.

Report of Independent Registered Public Accountants.

C.

Financial Statements of the Registrant (Part B)

1.

Statement of Condition, December 31, 2004;

2.

Statement of Operations, Year Ended December 31, 2004;

3.

Statements of Changes in Net Assets, Years Ended December 31, 2004 and December 31, 2003;

4.

Notes to Financial Statements; and

5.

Report of Independent Registered Public Accountants.


(b)

The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)

Not Applicable;

(3)(a)

Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74972, filed on February 14, 2002);

(4)(b)

Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-74972, filed on December 12, 2001);

(4)(c)

Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74972, filed on February 14, 2002);

(4)(d)

Specimen Secured Returns 2 Rider to Certificate filed as Exhibit (4)(b) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(e)

Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(5)(a)

Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-74844 filed on February 14, 2002);

(5)(b)

Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-74844, filed on February 14, 2002);

(6)(a)

Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)

By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)

Not Applicable;

(8)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(9)

Opinion of Counsel (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-74972 , filed on December 12, 2001);


(10)(a)

Consent of Independent Registered Public Accounting Firm*;

(10)(b)

Representation of Counsel pursuant to Rule 485(b);

(11)

Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2004, filed on March 21, 2005);


(12)

Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)

Not Applicable;

(15)(a)

Powers of Attorney (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);


(15)(b)

Power of Attorney for Mr. Davis and Ms. Fay (Incorporated herein by reference to Post-Effective Amendment No.7 to the Registration Statement on Form N-4, File No. 333-83516, filed on December 29, 2004);

(15)(c)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(16)

Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A, File No. 333-114126, filed on February 25, 2005).


* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


 Name and Principal
Business Address*

 Positions and Offices
With Depositor

 C. James Prieur
Sun Life Assurance Company of Canada
150 King Street West, SC 106A35
Toronto, Ontario Canada M5H 1J9

Chairman and Director

 Thomas A. Bogart
Sun Life Assurance Company of Canada
150 King Street, West SC 114D10
Toronto, ON M5H 1J9

Director

 Gary Corsi
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 3380
Wellesley Hills, MA 02481

 Director & Vice President and Chief Financial Officer
and Treasurer

 Scott M. Davis
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 3358
Wellesley Hills, MA 02481

Director & Vice President and General Counsel

 Paul W. Derksen
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Director

 Mary M. Fay
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 4250
Wellesley Hills, MA 02481

Director & Vice President, Annuities

 Robert C. Salipante
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 3376
Wellesley Hills, MA 02481

President and Director

 Donald A. Stewart
Sun Life Assurance Company of Canada
150 King Street West, SC 106A35
Toronto, Ontario Canada M5H 1J9

Director

 Claude A. Accum
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 3378
Wellesley Hills, MA 02481

Vice President, Individual Insurance

 James M.A. Anderson
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 3352
Wellesley Hills, MA 02481

Vice President, Investments

 Keith Gubbay
Sun Life Assurance Company of Canada  (U.S.)
One Sun Life Executive Park, SC 3370
Wellesley Hills, MA 02481

Vice President and Chief Actuary

 Ellen B. King
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, MA 02481

 Assistant Vice President and Senior Counsel and
Secretary

 Janet V. Whitehouse
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 3366
Wellesley Hills, MA 02481

 Vice President, Human Resources and Public
Relations

 John R. Wright
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park , SC 2163
Wellesley Hills, MA 02481

 Executive Vice President, Sun Life Financial U.S.
Operations


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A,(File No. 333-114126, filed February 25, 2005.


None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS


As of March 18, 2005 there were 753 qualified and 675 non-qualified contract owners.


Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I,

KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total

Return Variable Account, and Managed Sectors Variable Account.


Name and Principal

Position and Offices

Business Address*

with Underwriter

Imants Sakson

President

James M.A. Anderson

Director

Gary Corsi

Director

Mary M. Fay

Director

Ellen B. King

Secretary

George E. Maden

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President & Tax Officer

Jane F. Jette

Financial/Operations Principal and Treasurer

Amy E. Mercer

Assistant Secretary


*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)

To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this  28th day of April, 2005.


SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ ROBERT C. SALIPANTE

Robert C. Salipante

President and Director

Attest:

/s/ EDWARD M. SHEA

Edward M. Shea

 Assistant Vice President &
Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE

TITLE

DATE


/s/ ROBERT C. SALIPANTE

President and Director

April 28, 2005

Robert C. Salipante

(Principal Executive Officer)

/s/ GARY CORSI

Vice President, Chief Financial Officer, and Director

April 28, 2005

Gary Corsi

(Principal Financial and Accounting Officer)

*By: /s/ EDWARD M. SHEA

Attorney-in-Fact for:

April 28, 2005

Edward M. Shea

C. James Prieur, Chairman and Director

Donald A. Stewart, Director

Paul W. Derksen, Director

Mary M. Fay, Director

Scott M. Davis, Director


*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by

reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004.


EXHIBIT INDEX

10(a)

Consent of Independent Registered Public Accounting Firm


10(b)

Representation of Counsel
